Vanguard® Tax-Managed Balanced Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (47.8%)
Basic Materials (0.7%)
	Linde plc	46,759	22,211
*	SSR Mining Inc.	435,142	10,626
	Ecolab Inc.	21,275	5,826
	Freeport-McMoRan Inc.	141,389	5,545
	Air Products and Chemicals Inc.	18,494	5,044
*	MP Materials Corp.	68,497	4,594
	Newmont Corp.	52,216	4,402
	Element Solutions Inc.	125,347	3,155
	Alcoa Corp.	70,034	2,303
	Fastenal Co.	42,492	2,084
	Reliance Inc.	6,900	1,938
	Nucor Corp.	11,200	1,517
	CF Industries Holdings Inc.	16,859	1,512
	Royal Gold Inc.	3,900	782
	Avery Dennison Corp.	4,600	746
	Westlake Corp.	9,592	739
	Mosaic Co.	18,068	627
	Steel Dynamics Inc.	4,100	572
	Timken Co.	5,841	439
	NewMarket Corp.	390	323
	FMC Corp.	8,687	292
	Ashland Inc.	6,049	290
	Scotts Miracle-Gro Co.	4,442	253
	Celanese Corp.	5,276	222
	Albemarle Corp.	2,000	162
	LyondellBasell Industries NV Class A	338	17
			76,221
Consumer Discretionary (7.1%)
*	Amazon.com Inc.	838,488	184,107
*	Tesla Inc.	237,778	105,745
*	Netflix Inc.	47,589	57,055
	Costco Wholesale Corp.	47,508	43,975
	Walmart Inc.	423,199	43,615
	Home Depot Inc.	95,836	38,832
	Booking Holdings Inc.	3,804	20,539
	Lowe's Cos. Inc.	75,512	18,977
	McDonald's Corp.	62,436	18,974
*	Uber Technologies Inc.	179,569	17,592
	TJX Cos. Inc.	106,628	15,412
	Walt Disney Co.	119,059	13,632
*	O'Reilly Automotive Inc.	121,545	13,104
	General Motors Co.	180,235	10,989
*	AutoZone Inc.	2,094	8,984
	Starbucks Corp.	105,319	8,910
	Hilton Worldwide Holdings Inc.	30,971	8,035
	Marriott International Inc. Class A	28,154	7,332
	eBay Inc.	72,488	6,593
*	Chipotle Mexican Grill Inc.	164,600	6,451
*	Copart Inc.	141,652	6,370
	DR Horton Inc.	37,302	6,322
*	Live Nation Entertainment Inc.	35,096	5,735
	Lennar Corp. Class A	39,160	4,936
	Ross Stores Inc.	32,367	4,932
	Yum! Brands Inc.	31,722	4,822
	Electronic Arts Inc.	23,473	4,734
	NIKE Inc. Class B	67,078	4,677
*	NVR Inc.	569	4,572
	Royal Caribbean Cruises Ltd.	11,931	3,861
*	United Airlines Holdings Inc.	39,143	3,777
*	AutoNation Inc.	16,312	3,569
	Tractor Supply Co.	62,570	3,558
*	Ulta Beauty Inc.	6,307	3,448

		Shares	Market Value ($000)
	PulteGroup Inc.	25,300	3,343
	Toll Brothers Inc.	22,801	3,150
	Somnigroup International Inc.	37,140	3,132
	Expedia Group Inc.	14,301	3,057
*	Carvana Co.	7,426	2,801
	Williams-Sonoma Inc.	14,178	2,771
*	Take-Two Interactive Software Inc.	10,261	2,651
	Delta Air Lines Inc.	45,400	2,576
*	Spotify Technology SA	3,442	2,402
*	Carnival Corp.	80,800	2,336
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	2,275
*	Deckers Outdoor Corp.	21,738	2,204
	Target Corp.	24,467	2,195
	Dollar General Corp.	20,551	2,124
*	Grand Canyon Education Inc.	8,837	1,940
	News Corp. Class A	62,267	1,912
	Dick's Sporting Goods Inc.	8,512	1,892
	Domino's Pizza Inc.	4,261	1,840
*	MGM Resorts International	52,646	1,825
*	Warner Bros Discovery Inc.	93,417	1,824
	Ford Motor Co.	150,000	1,794
	Service Corp. International	19,876	1,654
*	Lululemon Athletica Inc.	8,592	1,529
	Rollins Inc.	23,436	1,377
*	Dollar Tree Inc.	14,366	1,356
	Southwest Airlines Co.	41,498	1,324
*	Bright Horizons Family Solutions Inc.	11,722	1,273
*	Burlington Stores Inc.	4,724	1,202
	Estee Lauder Cos. Inc. Class A	13,123	1,156
	Ralph Lauren Corp.	3,662	1,148
	Gentex Corp.	39,660	1,122
*	Penn Entertainment Inc.	56,100	1,080
*	Trade Desk Inc. Class A	21,690	1,063
	U-Haul Holding Co. (XNYS)	20,513	1,044
	New York Times Co. Class A	17,849	1,025
*	Floor & Decor Holdings Inc. Class A	13,773	1,015
	Thor Industries Inc.	9,533	988
	Garmin Ltd.	3,700	911
	PVH Corp.	10,090	845
*	Ollie's Bargain Outlet Holdings Inc.	6,100	783
*	Lyft Inc. Class A	33,348	734
	Lear Corp.	6,875	692
	Wynn Resorts Ltd.	5,266	675
	Lennar Corp. Class B	5,464	656
*	Valvoline Inc.	17,015	611
	Aramark	15,458	594
*	Madison Square Garden Sports Corp.	2,448	556
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	530
	Hyatt Hotels Corp. Class A	3,344	475
	Advance Auto Parts Inc.	7,579	465
*	Aptiv plc	5,326	459
	Best Buy Co. Inc.	5,900	446
*	Wayfair Inc. Class A	4,556	407
	BorgWarner Inc.	8,952	394
*	Norwegian Cruise Line Holdings Ltd.	15,761	388
	Pool Corp.	1,184	367
*	QuantumScape Corp. Class A	29,534	364
*	DraftKings Inc. Class A	9,683	362
*	Five Below Inc.	1,993	308
*	Liberty Media Corp.-Liberty Live Class A	3,224	304
*	elf Beauty Inc.	2,250	298
*	ROBLOX Corp. Class A	2,122	294
*	Mattel Inc.	15,775	265
*	Etsy Inc.	3,903	259
	Wendy's Co.	24,919	228
	Las Vegas Sands Corp.	4,160	224
	Dillard's Inc. Class A	363	223
	Tapestry Inc.	1,790	203
	Phinia Inc.	3,451	198
*	Coupang Inc.	5,422	175

		Shares	Market Value ($000)
	Copa Holdings SA Class A	1,462	174
	Darden Restaurants Inc.	880	168
*	U-Haul Holding Co.	2,887	165
	Hasbro Inc.	2,168	164
	TKO Group Holdings Inc. Class A	794	160
	Nexstar Media Group Inc. Class A	800	158
*	Rivian Automotive Inc. Class A	10,481	154
	RB Global Inc.	1,389	150
*	Caesars Entertainment Inc.	4,805	130
*	Airbnb Inc. Class A	1,002	122
*	Petco Health & Wellness Co. Inc. Class A	31,011	120
*	Lucid Group Inc. Class A	4,911	117
	Sirius XM Holdings Inc.	4,861	113
*	Liberty Media Corp.-Liberty Live Class C	932	90
	Wyndham Hotels & Resorts Inc.	1,038	83
	Choice Hotels International Inc.	444	47
	Atmus Filtration Technologies Inc.	511	23
			800,397
Consumer Staples (1.6%)
	Procter & Gamble Co.	239,701	36,830
	Coca-Cola Co.	344,600	22,854
	PepsiCo Inc.	104,960	14,741
	McKesson Corp.	15,695	12,125
	Philip Morris International Inc.	61,456	9,968
	Kroger Co.	143,587	9,679
	Mondelez International Inc. Class A	148,238	9,260
*	Monster Beverage Corp.	132,269	8,903
*	Post Holdings Inc.	55,842	6,002
	Corteva Inc.	75,255	5,089
	Cencora Inc.	15,012	4,692
	Colgate-Palmolive Co.	45,270	3,619
	Archer-Daniels-Midland Co.	54,000	3,226
	CVS Health Corp.	42,692	3,219
*	Boston Beer Co. Inc. Class A	13,985	2,957
	Hershey Co.	14,917	2,790
	Altria Group Inc.	37,080	2,450
*	US Foods Holding Corp.	31,976	2,450
	Kenvue Inc.	146,803	2,383
	Casey's General Stores Inc.	3,580	2,024
	Church & Dwight Co. Inc.	22,910	2,008
	Sysco Corp.	21,500	1,770
	McCormick & Co. Inc. (Non-Voting)	24,760	1,657
	Constellation Brands Inc. Class A	11,536	1,554
	Tyson Foods Inc. Class A	27,013	1,467
	Seaboard Corp.	276	1,007
	Pilgrim's Pride Corp.	19,755	804
	Ingredion Inc.	6,341	774
	J M Smucker Co.	6,651	722
*	Performance Food Group Co.	6,632	690
	Kimberly-Clark Corp.	4,970	618
	Brown-Forman Corp. Class B	21,718	588
	Hormel Foods Corp.	22,456	556
	General Mills Inc.	8,814	444
	Keurig Dr Pepper Inc.	16,512	421
	Clorox Co.	2,703	333
	Lamb Weston Holdings Inc.	5,600	325
*	Freshpet Inc.	3,994	220
*	Celsius Holdings Inc.	3,347	192
	Smithfield Foods Inc.	5,706	134
	Bunge Global SA	1,519	123
*	Darling Ingredients Inc.	3,341	103
	Kraft Heinz Co.	3,259	85
	Molson Coors Beverage Co. Class B	700	32
			181,888
Energy (1.4%)
	Exxon Mobil Corp.	354,776	40,001
	Chevron Corp.	152,139	23,626
	ConocoPhillips	165,960	15,698
	Marathon Petroleum Corp.	49,376	9,517

		Shares	Market Value ($000)
	Cheniere Energy Inc.	32,283	7,586
	Devon Energy Corp.	145,555	5,103
	Valero Energy Corp.	29,933	5,097
	EOG Resources Inc.	41,056	4,603
	Phillips 66	33,078	4,499
	Diamondback Energy Inc.	30,750	4,400
	Occidental Petroleum Corp.	91,379	4,318
	Baker Hughes Co.	87,771	4,276
	EQT Corp.	72,232	3,932
	Range Resources Corp.	99,510	3,746
	Schlumberger NV	90,000	3,093
*	First Solar Inc.	12,625	2,784
	Coterra Energy Inc.	101,672	2,405
	Targa Resources Corp.	13,957	2,338
	Williams Cos. Inc.	36,405	2,306
	Halliburton Co.	93,070	2,290
	Murphy Oil Corp.	64,380	1,829
	DT Midstream Inc.	9,835	1,112
	ONEOK Inc.	13,704	1,000
	HF Sinclair Corp.	17,831	933
	APA Corp.	26,658	647
	Venture Global Inc. Class A	13,486	191
	Weatherford International plc	2,629	180
	TechnipFMC plc	4,039	159
	Civitas Resources Inc.	4,035	131
	Permian Resources Corp.	9,637	123
	Ovintiv Inc.	3,023	122
	Matador Resources Co.	2,648	119
	NOV Inc.	8,925	118
	Chord Energy Corp.	791	79
	Vitesse Energy Inc.	2,520	59
	Kinder Morgan Inc.	5	—
			158,420
Financials (5.2%)
	JPMorgan Chase & Co.	287,472	90,677
*	Berkshire Hathaway Inc. Class B	178,962	89,971
	Bank of America Corp.	752,129	38,802
	Goldman Sachs Group Inc.	31,593	25,159
	Wells Fargo & Co.	299,159	25,076
	Morgan Stanley	142,641	22,674
	S&P Global Inc.	38,135	18,561
	Progressive Corp.	64,645	15,964
	Blackrock Inc.	10,561	12,313
*	Robinhood Markets Inc. Class A	82,479	11,809
	Charles Schwab Corp.	122,499	11,695
	Chubb Ltd.	39,232	11,073
	Marsh & McLennan Cos. Inc.	49,821	10,040
	Aon plc Class A	25,528	9,103
	Citigroup Inc.	87,168	8,848
	Arch Capital Group Ltd.	90,343	8,197
*	Coinbase Global Inc. Class A	24,014	8,105
	Intercontinental Exchange Inc.	47,087	7,933
	Moody's Corp.	16,498	7,861
	Aflac Inc.	57,474	6,420
	Allstate Corp.	28,622	6,144
	KKR & Co. Inc.	45,775	5,949
	CME Group Inc.	21,914	5,921
	Travelers Cos. Inc.	20,181	5,635
	Webster Financial Corp.	90,934	5,405
	Apollo Global Management Inc.	39,215	5,226
	First Citizens BancShares Inc. Class A	2,775	4,965
	Ameriprise Financial Inc.	9,883	4,855
	Pinnacle Financial Partners Inc.	50,851	4,769
	MSCI Inc.	8,302	4,711
	Hartford Insurance Group Inc.	31,442	4,194
	Bank of New York Mellon Corp.	37,001	4,032
	Willis Towers Watson plc	11,000	3,800
	Assured Guaranty Ltd.	43,927	3,718
	PNC Financial Services Group Inc.	18,420	3,701

		Shares	Market Value ($000)
*	Markel Group Inc.	1,910	3,651
	Arthur J Gallagher & Co.	10,997	3,406
	W R Berkley Corp.	43,309	3,318
	Raymond James Financial Inc.	17,151	2,960
	Wintrust Financial Corp.	19,700	2,609
	East West Bancorp Inc.	23,858	2,540
	Brown & Brown Inc.	26,238	2,461
	Broadridge Financial Solutions Inc.	10,218	2,434
	Globe Life Inc.	15,679	2,242
	Nasdaq Inc.	24,069	2,129
	American International Group Inc.	26,600	2,089
	Cboe Global Markets Inc.	7,696	1,888
	Regions Financial Corp.	66,902	1,764
	Fifth Third Bancorp	38,275	1,705
	MetLife Inc.	20,070	1,653
	Popular Inc.	12,967	1,647
	Reinsurance Group of America Inc.	8,395	1,613
	Truist Financial Corp.	34,315	1,569
	Assurant Inc.	7,101	1,538
	State Street Corp.	13,069	1,516
	Zions Bancorp NA	25,709	1,455
	Jefferies Financial Group Inc.	21,416	1,401
	LPL Financial Holdings Inc.	3,925	1,306
	MGIC Investment Corp.	45,667	1,296
	Hanover Insurance Group Inc.	6,939	1,260
	FactSet Research Systems Inc.	4,244	1,216
	RenaissanceRe Holdings Ltd.	4,651	1,181
	US Bancorp	24,400	1,179
*	Upstart Holdings Inc.	23,184	1,178
	Cincinnati Financial Corp.	6,315	998
	Voya Financial Inc.	13,200	987
	Everest Group Ltd.	2,700	946
	Interactive Brokers Group Inc. Class A	13,260	912
	Commerce Bancshares Inc.	15,000	896
	SEI Investments Co.	9,913	841
	White Mountains Insurance Group Ltd.	498	832
	Tradeweb Markets Inc. Class A	7,100	788
	Huntington Bancshares Inc.	41,653	719
	Equitable Holdings Inc.	14,088	715
	Western Alliance Bancorp	8,200	711
	Unum Group	9,127	710
	Lincoln National Corp.	15,159	611
	Primerica Inc.	2,200	611
	KeyCorp	31,818	595
*	Credit Acceptance Corp.	1,061	495
	Prudential Financial Inc.	4,712	489
	SLM Corp.	17,179	476
	BOK Financial Corp.	4,040	450
	Ally Financial Inc.	9,254	363
	Synovus Financial Corp.	6,525	320
*	SoFi Technologies Inc.	11,142	294
	Erie Indemnity Co. Class A	863	275
	Morningstar Inc.	965	224
*	NU Holdings Ltd. Class A	11,254	180
	XP Inc. Class A	8,100	152
*	Brighthouse Financial Inc.	1,041	55
	Affiliated Managers Group Inc.	184	44
	Franklin Resources Inc.	1,525	35
	First Horizon Corp.	1,405	32
			585,266
Health Care (4.0%)
	Eli Lilly & Co.	84,163	64,216
	AbbVie Inc.	152,730	35,363
	Johnson & Johnson	176,108	32,654
	UnitedHealth Group Inc.	76,526	26,424
	Abbott Laboratories	164,134	21,984
	Thermo Fisher Scientific Inc.	40,487	19,637
*	Intuitive Surgical Inc.	38,465	17,203
	Merck & Co. Inc.	199,821	16,771

		Shares	Market Value ($000)
	Amgen Inc.	52,569	14,835
*	Boston Scientific Corp.	144,841	14,141
	Danaher Corp.	65,315	12,949
	HCA Healthcare Inc.	27,941	11,908
	Stryker Corp.	30,849	11,404
*	Vertex Pharmaceuticals Inc.	27,730	10,860
	Cigna Group	37,282	10,747
*	IDEXX Laboratories Inc.	12,457	7,959
	Zoetis Inc.	52,768	7,721
	Gilead Sciences Inc.	58,702	6,516
	Elevance Health Inc.	19,012	6,143
	Regeneron Pharmaceuticals Inc.	8,203	4,612
*	Alnylam Pharmaceuticals Inc.	10,081	4,597
	Labcorp Holdings Inc.	15,797	4,535
*	Edwards Lifesciences Corp.	51,960	4,041
	Agilent Technologies Inc.	29,707	3,813
*	Tenet Healthcare Corp.	17,896	3,634
*	IQVIA Holdings Inc.	19,033	3,615
	ResMed Inc.	12,505	3,423
*	Exact Sciences Corp.	54,195	2,965
*	Ionis Pharmaceuticals Inc.	44,381	2,903
*	Veeva Systems Inc. Class A	9,507	2,832
	GE HealthCare Technologies Inc.	36,566	2,746
	Humana Inc.	10,248	2,666
*	DaVita Inc.	18,873	2,508
	Pfizer Inc.	95,982	2,446
	Quest Diagnostics Inc.	12,819	2,443
*	Waters Corp.	7,833	2,348
*	United Therapeutics Corp.	5,594	2,345
*	Neurocrine Biosciences Inc.	15,593	2,189
*	Dexcom Inc.	31,160	2,097
*	Insmed Inc.	14,214	2,047
*	Hologic Inc.	29,853	2,015
*	Elanco Animal Health Inc.	96,289	1,939
	Organon & Co.	178,159	1,903
*	Biogen Inc.	12,904	1,808
*	GRAIL Inc.	29,131	1,722
*	Natera Inc.	10,171	1,637
	Universal Health Services Inc. Class B	7,717	1,578
	Bristol-Myers Squibb Co.	33,994	1,533
*	Revolution Medicines Inc.	30,364	1,418
*	Cooper Cos. Inc.	20,544	1,408
*	Molina Healthcare Inc.	7,010	1,341
*	Exelixis Inc.	32,412	1,339
	Cardinal Health Inc.	8,345	1,310
*	Insulet Corp.	4,113	1,270
	Revvity Inc.	13,223	1,159
	STERIS plc	4,615	1,142
	West Pharmaceutical Services Inc.	4,202	1,102
*	Penumbra Inc.	4,163	1,055
	QIAGEN NV	22,843	1,021
	Bio-Techne Corp.	16,500	918
*	Charles River Laboratories International Inc.	5,810	909
	Becton Dickinson & Co.	4,858	909
*	Sarepta Therapeutics Inc.	46,567	897
	Zimmer Biomet Holdings Inc.	8,070	795
*	Moderna Inc.	29,136	753
*	Incyte Corp.	8,380	711
*	Illumina Inc.	7,424	705
	Viatris Inc.	64,379	637
	Chemed Corp.	1,300	582
	Encompass Health Corp.	4,359	554
*	Masimo Corp.	3,140	463
*	Solventum Corp.	4,225	308
*	Envista Holdings Corp.	14,725	300
*	Sotera Health Co.	17,800	280
*	Align Technology Inc.	2,010	252
*	Halozyme Therapeutics Inc.	3,201	235
*	Roivant Sciences Ltd.	12,647	191
*	10X Genomics Inc. Class A	15,570	182

		Shares	Market Value ($000)
	Premier Inc. Class A	6,367	177
*	Certara Inc.	12,978	159
	Bruker Corp.	4,614	150
	Baxter International Inc.	6,400	146
	Royalty Pharma plc Class A	4,033	142
*	Viking Therapeutics Inc.	5,241	138
*	Centene Corp.	3,199	114
*	Summit Therapeutics Inc.	5,527	114
*	Bio-Rad Laboratories Inc. Class A	344	96
	DENTSPLY SIRONA Inc.	6,480	82
*	Fortrea Holdings Inc.	4,591	39
			453,878
Industrials (5.9%)
	Visa Inc. Class A	155,425	53,059
	Mastercard Inc. Class A	81,186	46,179
	GE Aerospace	105,976	31,880
	Caterpillar Inc.	46,357	22,119
	American Express Co.	63,198	20,992
	Howmet Aerospace Inc.	105,166	20,637
	Capital One Financial Corp.	93,454	19,866
	RTX Corp.	103,888	17,384
	GE Vernova Inc.	26,836	16,501
	Deere & Co.	32,002	14,633
	Union Pacific Corp.	56,343	13,318
	Quanta Services Inc.	30,220	12,524
	Eaton Corp. plc	32,455	12,146
	United Rentals Inc.	12,074	11,527
	Accenture plc Class A	45,056	11,111
*	Boeing Co.	49,464	10,676
	Sherwin-Williams Co.	29,760	10,305
	Honeywell International Inc.	48,800	10,272
	Automatic Data Processing Inc.	31,334	9,197
	Trane Technologies plc	21,310	8,992
	Cintas Corp.	42,740	8,773
	AMETEK Inc.	46,011	8,650
	TransDigm Group Inc.	6,285	8,284
	Vulcan Materials Co.	25,908	7,970
	Parker-Hannifin Corp.	10,384	7,873
	Lockheed Martin Corp.	14,759	7,368
	Martin Marietta Materials Inc.	11,027	6,950
*	Fiserv Inc.	53,865	6,945
	Illinois Tool Works Inc.	25,417	6,628
	Northrop Grumman Corp.	10,445	6,364
	CSX Corp.	178,470	6,337
	Emerson Electric Co.	48,088	6,308
	Norfolk Southern Corp.	19,967	5,998
*	PayPal Holdings Inc.	89,187	5,981
	BWX Technologies Inc.	27,902	5,144
	PACCAR Inc.	51,618	5,075
	AECOM	35,745	4,664
*	Axon Enterprise Inc.	6,488	4,656
	Carrier Global Corp.	74,958	4,475
	General Dynamics Corp.	13,091	4,464
	Eagle Materials Inc.	18,979	4,423
	HEICO Corp. Class A	17,003	4,320
	Ingersoll Rand Inc.	48,482	4,006
*	Mettler-Toledo International Inc.	3,121	3,831
	FedEx Corp.	16,176	3,814
	Xylem Inc.	25,125	3,706
	Cummins Inc.	8,569	3,619
	Rockwell Automation Inc.	10,093	3,528
	Equifax Inc.	13,260	3,402
	L3Harris Technologies Inc.	11,077	3,383
	Verisk Analytics Inc.	13,447	3,382
*	Fair Isaac Corp.	2,234	3,343
	ITT Inc.	18,189	3,251
	Synchrony Financial	45,220	3,213
	Textron Inc.	37,800	3,194
*	Keysight Technologies Inc.	17,560	3,072

		Shares	Market Value ($000)
	Johnson Controls International plc	26,690	2,935
*	Middleby Corp.	20,834	2,769
	Old Dominion Freight Line Inc.	19,242	2,709
	3M Co.	16,900	2,623
	WW Grainger Inc.	2,682	2,556
	Otis Worldwide Corp.	27,674	2,530
	Lennox International Inc.	4,680	2,477
	Global Payments Inc.	28,267	2,348
	Jacobs Solutions Inc.	15,658	2,347
	Veralto Corp.	21,772	2,321
*	Kirby Corp.	27,000	2,253
*	Affirm Holdings Inc. Class A	30,321	2,216
*	Block Inc. Class A	30,049	2,172
*	Gates Industrial Corp. plc	87,377	2,169
	Allegion plc	12,151	2,155
	Amcor plc	258,637	2,116
	Crown Holdings Inc.	21,733	2,099
	Valmont Industries Inc.	5,396	2,092
*	XPO Inc.	16,075	2,078
	Nordson Corp.	9,034	2,050
	A O Smith Corp.	25,732	1,889
	Owens Corning	13,326	1,885
	Huntington Ingalls Industries Inc.	6,396	1,841
	Packaging Corp. of America	8,440	1,839
	Esab Corp.	15,396	1,720
*	Trimble Inc.	20,904	1,707
	IDEX Corp.	10,462	1,703
	Oshkosh Corp.	12,558	1,629
*	Teledyne Technologies Inc.	2,710	1,588
	Ball Corp.	30,525	1,539
	Dover Corp.	8,810	1,470
	AGCO Corp.	13,710	1,468
	TransUnion	16,844	1,411
*	Corpay Inc.	4,647	1,339
	Armstrong World Industries Inc.	6,812	1,335
	Curtiss-Wright Corp.	2,435	1,322
	Fortive Corp.	26,801	1,313
	Westinghouse Air Brake Technologies Corp.	6,010	1,205
	nVent Electric plc	12,191	1,203
	JB Hunt Transport Services Inc.	8,852	1,188
	WESCO International Inc.	5,557	1,175
*	Zebra Technologies Corp. Class A	3,899	1,159
	Masco Corp.	16,189	1,140
	Pentair plc	10,087	1,117
	Carlisle Cos. Inc.	3,333	1,096
	Fidelity National Information Services Inc.	16,317	1,076
	Donaldson Co. Inc.	12,229	1,001
	RPM International Inc.	8,489	1,001
	Woodward Inc.	3,945	997
	Toro Co.	13,011	991
	DuPont de Nemours Inc.	11,438	891
	Lincoln Electric Holdings Inc.	3,765	888
	Air Lease Corp. Class A	13,600	866
	Silgan Holdings Inc.	18,967	816
	Littelfuse Inc.	3,108	805
	Regal Rexnord Corp.	5,615	805
	Landstar System Inc.	6,235	764
	Fortune Brands Innovations Inc.	14,125	754
	Snap-on Inc.	2,081	721
*	GXO Logistics Inc.	13,270	702
	CH Robinson Worldwide Inc.	5,171	685
	Expeditors International of Washington Inc.	5,586	685
	Hubbell Inc. Class B	1,416	609
	Knight-Swift Transportation Holdings Inc. Class A	14,300	565
	Flowserve Corp.	10,302	547
*	Amentum Holdings Inc.	22,198	532
	Booz Allen Hamilton Holding Corp.	4,900	490
	Sealed Air Corp.	12,734	450
	Vontier Corp.	10,721	450
	MKS Inc.	3,411	422

		Shares	Market Value ($000)
	Graco Inc.	4,912	417
	HEICO Corp.	1,087	351
*	Everus Construction Group Inc.	4,074	349
	Graphic Packaging Holding Co.	14,921	292
	Comfort Systems USA Inc.	328	271
	Ralliant Corp.	5,105	223
*	Masterbrand Inc.	16,727	220
*	Paylocity Holding Corp.	1,289	205
*	MasTec Inc.	911	194
*	Knife River Corp.	2,487	191
	Louisiana-Pacific Corp.	2,046	182
	Jack Henry & Associates Inc.	1,207	180
*	NCR Atleos Corp.	4,057	159
	Brunswick Corp.	2,486	157
	Robert Half Inc.	4,619	157
*	API Group Corp.	4,518	155
	Ferguson Enterprises Inc.	646	145
	Stanley Black & Decker Inc.	1,785	133
	MSA Safety Inc.	715	123
*	Mohawk Industries Inc.	900	116
	ManpowerGroup Inc.	2,450	93
	Dow Inc.	3,786	87
	AptarGroup Inc.	600	80
	Genpact Ltd.	601	25
			666,026
Other (0.1%)
[1]	Vanguard Tax-Exempt Bond Index ETF	311,100	15,577
Real Estate (1.0%)
	Prologis Inc.	97,069	11,116
	Welltower Inc.	58,332	10,391
*	CBRE Group Inc. Class A	58,860	9,274
	American Tower Corp.	40,219	7,735
	Equinix Inc.	9,692	7,591
	Iron Mountain Inc.	69,762	7,112
	Digital Realty Trust Inc.	23,109	3,995
	NET Lease Office Properties	124,954	3,706
*	CoStar Group Inc.	42,526	3,588
	Host Hotels & Resorts Inc.	208,243	3,544
	Public Storage	12,156	3,511
*	Jones Lang LaSalle Inc.	11,747	3,504
	Extra Space Storage Inc.	22,139	3,120
	AvalonBay Communities Inc.	15,637	3,021
	American Homes 4 Rent Class A	81,183	2,699
	Ventas Inc.	33,816	2,367
	Crown Castle Inc.	24,067	2,322
	SBA Communications Corp.	11,919	2,305
*	Howard Hughes Holdings Inc.	24,272	1,994
	Essex Property Trust Inc.	6,768	1,812
	SL Green Realty Corp.	25,075	1,500
	Equity LifeStyle Properties Inc.	22,346	1,356
*	Zillow Group Inc. Class A	17,624	1,312
	Mid-America Apartment Communities Inc.	9,294	1,299
	Medical Properties Trust Inc.	245,264	1,244
*	Zillow Group Inc. Class C	15,191	1,170
	Camden Property Trust	10,700	1,143
	Lamar Advertising Co. Class A	8,553	1,047
*	Seaport Entertainment Group Inc.	39,019	894
	Weyerhaeuser Co.	34,146	846
	Douglas Emmett Inc.	49,446	770
	Vornado Realty Trust	18,992	770
	Equity Residential	10,950	709
	EPR Properties	11,406	662
	Invitation Homes Inc.	21,896	642
	Sun Communities Inc.	3,700	477
	Federal Realty Investment Trust	4,295	435
	VICI Properties Inc. Class A	12,500	408
	First Industrial Realty Trust Inc.	7,000	360
	JBG SMITH Properties	13,441	299

		Shares	Market Value ($000)
	Highwoods Properties Inc.	9,318	297
	Simon Property Group Inc.	1,310	246
	Omega Healthcare Investors Inc.	4,245	179
	Kilroy Realty Corp.	3,879	164
	Brixmor Property Group Inc.	5,563	154
	BXP Inc.	1,892	141
	Kimco Realty Corp.	5,895	129
	Cousins Properties Inc.	4,355	126
	STAG Industrial Inc.	3,461	122
	UDR Inc.	2,100	78
			113,686
Technology (18.8%)
	NVIDIA Corp.	2,135,950	398,526
	Microsoft Corp.	678,441	351,399
	Apple Inc.	1,338,893	340,922
	Meta Platforms Inc. Class A	211,068	155,004
	Broadcom Inc.	369,854	122,019
	Alphabet Inc. Class C	495,360	120,645
	Alphabet Inc. Class A	488,665	118,794
	Oracle Corp.	164,804	46,350
*	Palantir Technologies Inc. Class A	197,923	36,105
*	Advanced Micro Devices Inc.	153,479	24,831
	Micron Technology Inc.	130,723	21,873
	Applied Materials Inc.	92,312	18,900
	Lam Research Corp.	138,384	18,530
	QUALCOMM Inc.	108,410	18,035
	Salesforce Inc.	74,822	17,733
	Intuit Inc.	25,300	17,278
*	ServiceNow Inc.	18,710	17,218
	International Business Machines Corp.	60,198	16,986
	Amphenol Corp. Class A	134,783	16,679
*	Adobe Inc.	40,383	14,245
	Texas Instruments Inc.	71,848	13,201
*	Cadence Design Systems Inc.	33,815	11,878
	KLA Corp.	10,852	11,705
*	Palo Alto Networks Inc.	57,165	11,640
*	AppLovin Corp. Class A	14,084	10,120
	Analog Devices Inc.	34,761	8,541
*	Synopsys Inc.	17,230	8,501
	Western Digital Corp.	59,555	7,150
*	Autodesk Inc.	22,471	7,138
*	Guidewire Software Inc.	29,042	6,676
*	Cloudflare Inc. Class A	29,243	6,275
	Roper Technologies Inc.	12,526	6,247
	Vertiv Holdings Co. Class A	40,907	6,171
	Corning Inc.	68,131	5,589
	Marvell Technology Inc.	62,986	5,295
*	Fortinet Inc.	60,810	5,113
	Dell Technologies Inc. Class C	35,490	5,031
*	Crowdstrike Holdings Inc. Class A	8,991	4,409
*	Intel Corp.	129,931	4,359
*	ON Semiconductor Corp.	71,042	3,503
	Hewlett Packard Enterprise Co.	137,935	3,388
*	Workday Inc. Class A	12,440	2,995
*	Pure Storage Inc. Class A	34,164	2,863
	Monolithic Power Systems Inc.	3,036	2,795
*	Zscaler Inc.	9,048	2,711
	Teradyne Inc.	19,532	2,688
	VeriSign Inc.	9,253	2,587
*	Sandisk Corp.	21,779	2,444
*	GoDaddy Inc. Class A	17,857	2,443
*	Gartner Inc.	8,596	2,260
	Microchip Technology Inc.	34,772	2,233
	Jabil Inc.	10,210	2,217
	Cognizant Technology Solutions Corp. Class A	32,596	2,186
*	PTC Inc.	10,669	2,166
*	DoorDash Inc. Class A	7,556	2,055
	HP Inc.	71,073	1,935
*	F5 Inc.	5,875	1,899

		Shares	Market Value ($000)
*	Arrow Electronics Inc.	14,881	1,801
*	CACI International Inc. Class A	3,078	1,535
*	Coherent Corp.	14,118	1,521
*	Tyler Technologies Inc.	2,891	1,512
	Pegasystems Inc.	24,802	1,426
	NetApp Inc.	12,003	1,422
*	MongoDB Inc.	4,415	1,370
*	Manhattan Associates Inc.	6,606	1,354
*	Nutanix Inc. Class A	18,189	1,353
*	Atlassian Corp. Class A	7,235	1,155
*	Informatica Inc. Class A	45,054	1,119
	CDW Corp.	6,757	1,076
	Leidos Holdings Inc.	5,350	1,011
*	Qorvo Inc.	10,869	990
*	Akamai Technologies Inc.	11,367	861
*	Kyndryl Holdings Inc.	28,580	858
*	Snowflake Inc. Class A	3,686	831
*	Super Micro Computer Inc.	17,315	830
*	Astera Labs Inc.	3,969	777
	Gen Digital Inc.	24,339	691
	Match Group Inc.	19,384	685
	TD SYNNEX Corp.	4,070	667
*	Twilio Inc. Class A	6,492	650
*	Maplebear Inc.	16,402	603
	Dolby Laboratories Inc. Class A	8,275	599
*	Strategy Inc.	1,693	546
*	HubSpot Inc.	1,033	483
*	Unity Software Inc.	11,745	470
	Amkor Technology Inc.	13,873	394
*	IPG Photonics Corp.	4,299	340
*	Datadog Inc. Class A	2,228	317
*	Pinterest Inc. Class A	9,806	315
*	MACOM Technology Solutions Holdings Inc.	2,391	298
*	Allegro MicroSystems Inc.	9,694	283
	Bentley Systems Inc. Class B	5,295	273
*	NCR Voyix Corp.	20,995	264
*	nCino Inc.	9,711	263
*	Dropbox Inc. Class A	8,200	248
	SS&C Technologies Holdings Inc.	2,531	225
*	IAC Inc.	6,481	221
*	Angi Inc. Class A	12,656	206
	Amdocs Ltd.	2,400	197
*	Teradata Corp.	7,736	166
*	ZoomInfo Technologies Inc. Class A	13,782	150
*	Toast Inc. Class A	3,534	129
*	Elastic NV	1,300	110
*	Clarivate plc	27,684	106
	Paycom Software Inc.	394	82
	Entegris Inc.	879	81
*	DXC Technology Co.	157	2
			2,115,345
Telecommunications (0.8%)
*	Arista Networks Inc.	134,016	19,527
	T-Mobile US Inc.	78,984	18,907
	Cisco Systems Inc.	194,415	13,302
	AT&T Inc.	343,396	9,698
	Motorola Solutions Inc.	15,378	7,032
	Comcast Corp. Class A	195,840	6,153
*	Charter Communications Inc. Class A	9,575	2,634
*	Frontier Communications Parent Inc.	58,546	2,187
	Verizon Communications Inc.	33,700	1,481
*	Liberty Global Ltd. Class C	109,669	1,289
*	Ciena Corp.	8,066	1,175
*	Lumentum Holdings Inc.	4,622	752
*	Liberty Broadband Corp. Class C	7,579	482
*	Roku Inc.	1,980	198
*	Liberty Broadband Corp. Class A	2,647	168
*	GCI Liberty Inc. Class C	1,515	56
*	GCI Liberty Inc. Class A	529	20

				Shares	Market Value ($000)
*,2	GCI Liberty Inc.			25,555	—
					85,061
Utilities (1.2%)
	NextEra Energy Inc.			199,740	15,078
	Constellation Energy Corp.			41,614	13,694
	Vistra Corp.			53,239	10,431
	Southern Co.			98,422	9,327
	DTE Energy Co.			58,745	8,308
	Waste Management Inc.			33,651	7,431
	Duke Energy Corp.			59,772	7,397
*	Clean Harbors Inc.			31,700	7,361
	NRG Energy Inc.			34,173	5,534
	Consolidated Edison Inc.			51,696	5,196
	American Electric Power Co. Inc.			41,600	4,680
	Sempra			51,796	4,661
	Public Service Enterprise Group Inc.			47,759	3,986
	Republic Services Inc.			16,510	3,789
	PG&E Corp.			236,802	3,571
	WEC Energy Group Inc.			26,459	3,032
	Exelon Corp.			65,800	2,962
	Xcel Energy Inc.			32,522	2,623
	American Water Works Co. Inc.			18,056	2,513
	Entergy Corp.			20,838	1,942
	NiSource Inc.			42,656	1,847
	Alliant Energy Corp.			24,226	1,633
	CMS Energy Corp.			20,227	1,482
	UGI Corp.			42,364	1,409
	Ameren Corp.			9,798	1,023
	FirstEnergy Corp.			18,300	839
	Essential Utilities Inc.			20,886	833
	Edison International			14,039	776
	OGE Energy Corp.			15,986	740
	Atmos Energy Corp.			3,445	588
	National Fuel Gas Co.			4,027	372
	AES Corp.			21,200	279
	Dominion Energy Inc.			3,608	221
	Brookfield Renewable Corp.			4,800	165
	MDU Resources Group Inc.			4,734	84
					135,807
Total Common Stocks (Cost $1,099,955)					5,387,572
		Coupon	Maturity Date	Face Amount ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series 2025-ML31	4.497%	6/25/2042	1,000	1,012
[3]	FRETE Trust Series 2025-ML30	4.783%	7/25/2042	1,708	1,759
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,724)					2,771
Tax-Exempt Municipal Bonds (52.3%)
Alabama (2.2%)
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/2031	1,100	1,231
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/2040	1,465	1,440
[5]	Alabama State University General Tuition Revenue	5.000%	9/1/2037	1,000	1,103
	Auburn AL GO	5.000%	8/1/2038	1,000	1,085
	Auburn AL University General Fee Revenue	5.000%	6/1/2036	3,315	3,782
	Birmingham-Jefferson AL Civic Center Authority Special Tax Bonds	5.000%	7/1/2031	1,125	1,183
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/2025	1,360	1,365
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	11/1/2028	500	525
[6]	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	8/1/2033	1,000	1,079
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	5/1/2034	1,600	1,727
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	5/1/2035	1,000	1,075
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	10/1/2035	8,710	9,096
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	4.000%	10/1/2027	3,000	3,058
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/2028	6,705	7,044
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	12/1/2028	1,250	1,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	2/1/2029	4,530	4,855
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	6/1/2029	14,265	15,236
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	10/1/2030	1,660	1,783
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	7/1/2031	10,710	11,624
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	6/1/2032	3,610	3,992
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	9/1/2032	11,415	12,341
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	9/1/2032	5,430	5,921
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	11/1/2034	9,715	10,593
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	5/1/2035	6,205	6,688
[6]	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	8/1/2035	5,400	5,914
[7]	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT, SIFMA Municipal Swap Index Yield + 0.350%	3.240%	12/1/2026	3,750	3,702
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/2029	3,490	3,568
[8]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/2027	3,845	3,913
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/2031	2,180	2,253
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.500%	1/1/2031	635	699
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.750%	11/1/2031	3,145	3,524
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.250%	6/1/2032	5,470	5,993
	Homewood AL Educational Building Authority Lease Revenue (Samford University)	5.500%	10/1/2041	1,500	1,561
	Huntsville AL Electric System Revenue	5.000%	12/1/2030	510	530
	Huntsville AL GO	5.000%	5/1/2035	1,125	1,168
	Huntsville AL GO	5.000%	3/1/2042	1,620	1,715
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/2035	780	829
	Huntsville AL Health Care Authority Revenue	4.000%	6/1/2045	1,500	1,420
	Huntsville AL Health Care Authority Revenue PUT	5.000%	6/1/2030	1,170	1,272
	Jefferson County AL Revenue	5.000%	9/15/2029	1,470	1,516
	Jefferson County AL Revenue	5.000%	10/1/2031	1,000	1,114
	Jefferson County AL Revenue	5.000%	9/15/2033	1,000	1,020
	Jefferson County AL Revenue	5.000%	10/1/2035	1,300	1,440
	Jefferson County AL Revenue	5.000%	10/1/2038	1,375	1,481
	Jefferson County AL Revenue	5.250%	10/1/2043	1,500	1,580
	Jefferson County AL Revenue	5.250%	10/1/2045	2,000	2,085
[8,9]	Jefferson County AL Revenue TOB VRDO	3.900%	10/1/2025	7,200	7,200
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/2034	2,520	2,710
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/2025	1,355	1,358
	Mobile AL Industrial Development Board Pollution Control Revenue (Barry Plant Project) PUT	3.375%	6/26/2029	500	508
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/2038	3,500	3,501
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/2034	1,000	1,003
	Selma AL Industrial Development Board Revenue (International Paper Co. Project)	4.200%	5/1/2034	770	789
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/2029	350	370
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/2031	1,000	1,077
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	4/1/2032	7,860	8,515
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	5/1/2032	3,760	4,076
	Southeast Energy Authority AL Commodity Supply Revenue (Project No. 3) PUT	5.500%	12/1/2029	1,440	1,564
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/2028	4,970	5,093
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/2028	4,600	4,827
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 5) PUT	5.250%	7/1/2029	9,730	10,314
[8]	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 6) PUT	5.000%	6/1/2030	1,615	1,727
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue	5.000%	6/1/2032	850	917
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue	5.000%	9/1/2035	6,545	7,203
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	2/1/2031	985	1,064
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	11/1/2032	890	971
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.250%	1/1/2033	5,185	5,543
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	6/1/2035	8,495	8,969
	Southeast Energy Authority AL Cooperative District Gas Supply Revenue PUT	5.250%	11/1/2035	8,215	9,123
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/2028	1,090	1,111
	University of Alabama General Revenue	3.000%	7/1/2036	1,085	1,002
[5]	University of South Alabama University Facilities Revenue	5.000%	11/1/2034	2,265	2,297
[5]	Walker County AL Board of Education School Special Tax	5.000%	3/1/2043	750	785
	West Jefferson AL Industrial Development Board Pollution Control Revenue	3.650%	6/1/2028	550	560
					251,633
Alaska (0.2%)
	Alaska GO	5.000%	8/1/2027	1,000	1,047
	Alaska GO	5.000%	8/1/2029	1,000	1,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/2035	1,500	1,617
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/2031	1,095	1,230
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/2034	1,285	1,415
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/2037	3,000	3,225
	Alaska State International Airports System Revenue	5.000%	10/1/2034	1,750	1,979
	Municipality of Anchorage GO	4.000%	9/1/2043	2,470	2,307
	North Slope Borough Alaska GO	5.000%	6/30/2029	1,405	1,533
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/2037	1,000	972
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/2038	1,000	956
					17,376
Arizona (0.6%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/2043	1,060	1,125
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/2045	1,080	1,135
	Arizona COP ETM	5.000%	10/1/2026	2,000	2,051
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/2029	600	564
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/2036	1,000	834
[8]	Arizona Health Facilities Authority Revenue (Banner Health) VRDO	3.700%	10/1/2025	1,000	1,000
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/2028	1,000	1,052
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/2029	1,000	1,070
[9]	Arizona Industrial Development Authority Hospital Revenue (Navajo Health)	7.125%	5/1/2044	500	541
	Arizona Industrial Development Authority Multifamily Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	995	1,011
[9,10]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/2025	180	6
[9,10]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/2026	100	3
[9,10]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/2027	265	8
[9,10]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/2028	305	9
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/2037	695	612
[11]	Arizona Industrial Development Authority Student Housing Revenue	5.000%	6/1/2037	1,000	1,045
[11]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2031	3,000	3,340
	Arizona State University Revenue	5.000%	7/1/2039	2,000	2,088
	Arizona State University Revenue	5.000%	7/1/2040	1,000	1,038
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/2036	1,620	1,637
	Coconino AZ County Pollution Control Corp. Revenue PUT	3.750%	3/31/2026	100	100
	Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/2032	1,185	1,290
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/2031	100	105
	Marana AZ Pledged Excise Tax Revenue	5.000%	7/1/2037	275	290
[9]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/2031	650	622
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Banner Health) PUT	5.000%	11/1/2030	1,000	1,093
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	9/1/2033	830	871
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	12/1/2036	3,335	3,675
	Maricopa County AZ Industrial Development Authority Revenue (Banner Health)	5.000%	1/1/2034	1,500	1,535
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/2035	1,000	837
	Maricopa County AZ Pollution Control Corp. Revenue (Verde Project) PUT	3.875%	6/1/2029	55	56
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/2039	1,000	805
	Mesa AZ GO	5.000%	7/1/2027	2,565	2,680
[5]	Mesa AZ Utility Systems Revenue	5.000%	7/1/2042	1,810	1,939
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/2033	1,010	1,046
[12]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/2042	1,000	1,165
[12]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/2043	1,250	1,450
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/2044	2,000	2,127
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/2028	2,015	2,017
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/2035	1,900	1,923
	Phoenix AZ GO	5.000%	7/1/2031	1,500	1,704
[9]	Phoenix AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2036	1,000	1,003
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/2027	300	307
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/2028	275	285
[9]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/2031	1,595	1,583
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/2038	1,040	1,006
[5]	Pima County AZ Unified School District GO	5.000%	7/1/2026	1,200	1,222
[5]	Pima County AZ Unified School District GO	5.000%	7/1/2028	1,000	1,068
[5]	Pima County AZ Unified School District GO	5.000%	7/1/2037	750	836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Pinal County AZ Pledged Obligations Revenue	5.000%	8/1/2036	650	743
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/2036	1,540	1,570
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/2039	1,370	1,414
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	5/1/2042	1,000	1,078
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/2043	1,000	1,059
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/2026	2,500	2,551
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/2028	640	675
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/2037	160	172
	Sierra Vista AZ Industrial Development Authority Education Facility Revenue (Wake Preparatory Academy)	5.250%	6/15/2035	1,000	1,019
					65,090
Arkansas (0.1%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/2032	2,000	2,111
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/2033	500	525
	Bentonville AR Sales & Use Tax Revenue	4.000%	11/1/2045	1,000	1,010
	El Dorado AR School District No. 15 GO	5.000%	2/1/2043	1,385	1,418
	El Dorado AR School District No. 15 GO	5.000%	2/1/2045	2,920	2,970
[5,6]	Fort Smith AR Sales & Use Tax Revenue	5.000%	11/1/2036	500	561
[5,6]	Fort Smith AR Sales & Use Tax Revenue	5.000%	11/1/2041	1,000	1,071
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/2029	1,075	1,096
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/2038	500	540
	Springdale AR School District No. 50 GO	3.000%	6/1/2032	495	488
					11,790
California (4.1%)
[5]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2030	1,135	1,191
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/2037	1,000	1,013
[5]	Alhambra CA Unified School District Elementary Improvement District GO	0.000%	8/1/2038	1,000	614
	Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/2032	250	279
	Antelope Valley CA Community College District Election GO	0.000%	8/1/2035	650	446
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/2026	2,000	1,996
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/2026	940	940
[13]	Brea CA Redevelopment Agency Tax Allocation Bonds (Redevelopment Project AB)	0.000%	8/1/2029	1,000	902
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/2027	500	511
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/2028	3,745	3,834
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/2028	7,330	7,827
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2029	1,385	1,474
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2029	4,890	5,193
	California Community Choice Financing Authority Revenue PUT	5.250%	4/1/2030	7,000	7,591
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/2030	3,655	4,003
	California Community Choice Financing Authority Revenue PUT	5.000%	3/1/2031	5,575	5,998
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/2031	2,810	2,880
	California Community Choice Financing Authority Revenue PUT	5.000%	4/1/2032	6,975	7,539
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2032	4,865	5,151
	California Community Choice Financing Authority Revenue PUT	5.000%	9/1/2032	10,000	10,979
	California Community Choice Financing Authority Revenue PUT	5.000%	9/1/2032	3,125	3,411
	California Community Choice Financing Authority Revenue PUT	5.000%	10/1/2032	4,200	4,528
	California Community Choice Financing Authority Revenue PUT	5.000%	11/1/2032	4,340	4,726
	California Community Choice Financing Authority Revenue PUT	5.000%	12/1/2032	12,665	13,412
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2033	9,430	10,520
	California Community Choice Financing Authority Revenue PUT	5.000%	10/1/2033	4,055	4,352
	California Community Choice Financing Authority Revenue PUT	5.000%	7/1/2034	11,840	12,734
	California Community Choice Financing Authority Revenue PUT	5.000%	5/1/2035	4,470	4,787
	California Community Choice Financing Authority Revenue PUT	5.000%	11/1/2035	7,205	7,901
	California Educational Facilities Authority Revenue	5.250%	10/1/2034	1,000	1,068
	California GO	5.000%	10/1/2026	1,000	1,027
	California GO	5.000%	10/1/2027	1,000	1,054
	California GO	5.000%	8/1/2028	1,000	1,074
	California GO	5.000%	8/1/2028	1,710	1,836
	California GO	5.000%	10/1/2028	1,000	1,078
	California GO	5.000%	9/1/2030	5,000	5,616
	California GO	4.000%	8/1/2031	1,675	1,691
	California GO	5.000%	8/1/2031	1,000	1,138
	California GO	5.000%	8/1/2031	1,500	1,707
	California GO	5.000%	4/1/2032	2,500	2,703
	California GO	5.000%	8/1/2032	1,635	1,882
[6]	California GO	5.000%	8/1/2032	1,560	1,796

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/2032	20	20
	California GO	4.000%	9/1/2033	2,000	2,012
[6]	California GO	5.000%	8/1/2034	2,010	2,352
	California GO	5.000%	3/1/2035	1,960	2,129
[6]	California GO	5.000%	8/1/2035	355	416
	California GO	3.000%	10/1/2035	1,815	1,770
	California GO	4.000%	3/1/2036	980	1,010
	California GO	5.000%	4/1/2036	5,000	5,316
[6]	California GO	5.000%	8/1/2036	435	505
	California GO	5.000%	9/1/2041	1,000	1,095
	California GO	5.000%	9/1/2043	2,500	2,692
	California GO	5.000%	9/1/2043	3,455	3,734
	California GO	5.000%	3/1/2044	1,000	1,079
	California GO	5.000%	8/1/2044	1,000	1,075
	California GO	5.000%	9/1/2044	2,045	2,191
	California GO Prere.	4.000%	3/1/2030	20	21
	California GO Prere.	5.000%	3/1/2030	40	44
	California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/2029	5,000	5,481
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/2028	1,000	1,059
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/2031	2,000	2,187
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/2032	1,045	1,143
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	5.000%	9/1/2028	1,000	1,042
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/2037	1,000	1,006
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health) PUT	5.000%	10/1/2030	1,415	1,546
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health) PUT	5.000%	10/1/2032	1,690	1,883
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/2036	1,000	1,036
	California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/2040	1,000	980
	California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/2040	1,000	980
	California Housing Finance Agency Municipal Certificates Revenue	4.000%	3/20/2033	3,134	3,197
	California Housing Finance Agency Municipal Certificates Revenue	4.250%	1/15/2035	528	541
[14]	California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/2035	2,455	2,471
	California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/2035	1,395	1,362
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/2036	3,098	2,955
	California Housing Finance Agency Municipal Certificates Revenue	4.375%	9/20/2036	489	500
[15]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/2028	500	530
	California Infrastructure & Economic Development Bank Revenue (Clinical & Life Sciences Building)	5.000%	5/15/2038	1,305	1,488
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/2028	1,000	927
	California Municipal Finance Authority Certificates Revenue	3.537%	2/20/2041	1,246	1,132
	California Municipal Finance Authority Multifamily Tax-Exempt Bonds Revenue (Terry Manor Apartments)	4.200%	8/1/2040	990	986
[9]	California Public Finance Authority Senior Living Revenue	6.200%	6/1/2044	1,000	961
	California State Public Works Board Lease Revenue (May Lee State Office Complex)	5.000%	4/1/2042	1,000	1,079
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/2026	1,000	1,030
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/2028	1,000	1,084
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/2030	1,000	1,124
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/2031	500	572
	California State University Systemwide Revenue	5.000%	11/1/2037	1,000	1,169
	California State University Systemwide Revenue	5.000%	11/1/2038	1,840	2,118
	California State University Systemwide Revenue	5.000%	11/1/2039	1,295	1,477
	California State University Systemwide Revenue	5.000%	11/1/2041	1,000	1,117
	California State University Systemwide Revenue	5.000%	11/1/2043	1,000	1,097
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/2029	1,000	938
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	4.500%	11/1/2033	500	521
[9]	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals)	5.000%	10/1/2030	1,000	1,117
[9]	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals)	5.000%	10/1/2032	2,500	2,839
[9]	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals)	5.000%	10/1/2035	5,500	6,312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/2028	400	405
	Central CA Valley Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/2035	5,405	5,918
	Chino Valley Unified School District GO	0.000%	8/1/2031	600	504
[9]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/2046	1,435	1,196
[9]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/2047	800	665
[9]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/2047	500	416
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/2037	1,000	1,172
	Fairfield-Suisun CA Unified School District GO	0.000%	2/1/2029	2,000	1,846
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.200%	1/15/2029	1,390	1,552
[13]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/2027	2,070	1,988
	Inglewood CA Unified School District GO	5.000%	8/1/2033	630	722
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/2031	2,000	2,204
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/2033	500	587
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/2042	1,000	1,092
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/2027	110	113
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	615	640
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	55	56
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	375	390
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	45	47
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	50	52
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	115	120
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	155	161
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	60	62
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/2028	85	88
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	260	274
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	700	745
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	65	67
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	90	96
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	60	64
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	180	192
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	2,230	2,373
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	45	48
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	430	453
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/2029	300	313
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	670	728
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	125	130
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	500	525
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	55	58
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	305	328
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	280	301
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	70	72
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	45	49
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	30	33
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	40	43
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	80	87
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	395	429
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	165	179
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	265	288
	Los Angeles CA Department of Water & Power Revenue	5.000%	1/1/2030	2,455	2,669
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	735	771
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	155	166
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	405	448
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	1,120	1,239
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	250	269
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	165	183
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	85	89
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	135	149
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	50	56
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	65	70
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	195	208
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	1,515	1,697
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	855	894
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	265	297
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	10	11
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	60	67
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	115	129
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	1,500	1,680
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	2,600	2,912
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	265	283

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	155	164
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	30	33
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	75	78
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	70	75
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	140	159
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	240	272
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	450	509
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	1,610	1,823
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	1,885	2,137
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	1,040	1,177
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	1,440	1,471
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	250	255
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	30	34
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	95	108
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	320	365
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	195	219
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	30	34
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	130	148
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	85	97
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	230	262
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	2,040	2,326
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	760	792
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	120	126
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	35	40
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	80	83
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	1,000	1,116
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	55	62
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	65	74
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	940	1,077
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	2,190	2,513
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	1,330	1,380
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	95	99
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	155	176
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	160	181
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	145	158
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	45	50
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	175	196
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,000	1,003
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,695	1,754
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	100	109
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,000	1,093
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	300	334
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	30	33
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	170	182
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	50	56
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	300	336
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,000	1,122
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	1,000	1,013
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	1,145	1,179
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	270	288
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	25	27
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	40	44
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	305	337
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	55	61
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	80	85
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	120	128
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	240	262
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	505	554
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	95	105
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	500	506
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	2,550	2,612
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	120	128
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	105	112
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	440	473
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	170	183
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	175	193
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	160	172
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	60	66
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	405	421
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	1,220	1,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	270	292
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	550	602
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	110	119
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	85	92
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	115	125
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	245	266
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	55	60
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	330	340
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	25	27
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	160	168
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	120	130
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	325	339
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	10	11
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	1,000	1,067
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	1,000	1,070
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	10	11
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	50	54
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	535	575
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	70	72
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	20	21
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	1,000	1,005
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	80	84
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	40	42
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	20	21
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	195	207
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	1,000	1,048
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	165	172
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	60	63
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	70	73
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	295	311
[11]	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	345	366
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2044	1,150	1,206
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2046	1,540	1,580
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	2,000	2,311
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	1,500	1,758
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	2,000	2,369
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	1,000	1,194
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/2036	1,755	1,812
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/2037	1,595	1,855
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/2038	1,000	1,149
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/2043	1,000	1,025
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/2042	2,100	2,158
[11]	Los Angeles County CA School District GO	5.000%	7/1/2036	1,000	1,043
	Manteca CA Unified School District GO	5.000%	8/1/2036	575	677
	Milpitas CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project Area No. 1 2015)	5.000%	9/1/2031	1,130	1,132
	Mount Diablo CA Unified School District GO	5.000%	8/1/2036	530	624
	Mount Diablo CA Unified School District GO	5.000%	8/1/2037	585	680
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/2039	555	680
	Newport Mesa CA Unified School District GO	0.000%	8/1/2030	630	559
	Northern California Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/2030	10,245	11,072
	Oceanside CA Unified School District GO	5.000%	8/1/2039	470	529
	Oceanside CA Unified School District GO	5.000%	8/1/2040	500	556
	Ontario CA Public Financing Authority Lease Revenue	5.000%	11/1/2036	585	686
[5]	Palomar Pomerado Health California GO	0.000%	8/1/2026	1,040	1,007
[5]	Palomar Pomerado Health California GO	0.000%	8/1/2030	2,000	1,654
[5]	Palomar Pomerado Health California GO	0.000%	8/1/2032	740	556
	Peralta CA Community College District Election GO	5.250%	8/1/2042	1,000	1,088
	Peralta CA Community College District GO	5.000%	8/1/2032	1,000	1,170
[5]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,370	1,398
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/2037	2,000	2,212
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/2039	2,000	2,176
	Riverside CA Electric Revenue	5.000%	10/1/2032	1,830	1,984
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/2030	2,415	2,087
[12]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/2030	1,815	1,564
	San Diego CA Housing Authority Multi Family Housing Revenue (Sea Breeze Gardens)	4.200%	6/1/2040	995	988
[6]	San Diego CA Public Facilities Financing Authority Lease Revenue	5.000%	10/15/2037	605	703
[6]	San Diego CA Public Facilities Financing Authority Lease Revenue	5.000%	10/15/2043	775	845
[5]	San Diego CA Unified School District GO	5.500%	7/1/2027	520	552
	San Diego CA Unified School District GO	0.000%	7/1/2030	250	220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	0.000%	7/1/2044	1,000	440
	San Diego CA Unified School District GO ETM	0.000%	7/1/2027	320	306
	San Diego CA Unified School District GO ETM	0.000%	7/1/2027	80	76
	San Diego CA Unified School District GO ETM	0.000%	7/1/2027	100	96
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	70	65
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	60	56
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	150	140
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	220	205
	San Diego CA Unified School District GO ETM	0.000%	7/1/2029	60	54
	San Diego CA Unified School District GO ETM	0.000%	7/1/2029	200	181
	San Diego CA Unified School District GO ETM	0.000%	7/1/2029	240	217
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/2037	800	914
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/2041	320	351
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/2042	1,000	1,105
	San Francisco CA City & County COP	4.000%	4/1/2033	1,000	1,001
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/2043	1,000	1,065
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/2044	1,500	1,600
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue PUT	4.000%	10/1/2029	1,000	1,057
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/2036	1,540	1,854
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/2037	2,055	2,475
	San Francisco CA City & County Unified School District GO	5.000%	6/15/2032	1,000	1,146
	San Joaquin Valley CA Clean Energy Authority Project Revenue PUT	5.500%	7/1/2035	4,740	5,440
[13]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/2033	1,475	1,150
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/2039	1,155	1,031
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/2042	600	552
	South San Francisco CA Unified School District GO	5.000%	9/1/2033	1,150	1,367
	Southern California Public Power Authority Revenue (Apex Power Project)	5.000%	7/1/2030	250	277
	Southern California Public Power Authority Revenue (Apex Power Project)	5.000%	7/1/2033	275	314
	Southern California Public Power Authority Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	1,000	1,004
	Southern California Public Power Authority Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	7,725	8,310
	Southern California Public Power Authority Revenue (Transmission System Renewal Project) PUT	5.000%	7/1/2029	1,480	1,570
	Southern California Public Power Authority Revenue (Windy Flats Project)	5.000%	7/1/2029	45	49
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/2027	55	57
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/2029	65	71
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/2044	100	105
	State Center California Community College District GO	5.000%	8/1/2029	1,000	1,002
[11]	Stockton CA Unified School District GO	5.000%	8/1/2035	605	721
[12]	Union CA Elementary School District GO	0.000%	9/1/2028	1,080	1,009
	University of California Revenue	5.000%	5/15/2031	1,400	1,604
	University of California Revenue	4.000%	5/15/2034	1,000	1,017
	University of California Revenue	5.000%	5/15/2034	1,000	1,168
	University of California Revenue	4.000%	5/15/2035	2,000	2,028
	University of California Revenue	5.000%	5/15/2035	1,620	1,699
	University of California Revenue	5.000%	5/15/2035	1,165	1,221
	University of California Revenue	5.000%	5/15/2037	1,005	1,165
	University of California Revenue	5.000%	5/15/2037	2,340	2,712
	University of California Revenue	5.000%	5/15/2038	1,975	2,264
	University of California Revenue	5.000%	5/15/2038	1,670	1,915
	University of California Revenue	5.000%	5/15/2039	1,135	1,289
	University of California Revenue	4.000%	5/15/2041	1,740	1,730
	University of California Revenue	4.000%	5/15/2041	4,500	4,463
	University of California Revenue	5.000%	5/15/2041	2,000	2,188
	University of California Revenue	5.000%	5/15/2041	1,000	1,104
	University of California Revenue	5.000%	5/15/2042	1,000	1,095
	University of California Revenue	5.000%	5/15/2042	1,000	1,095
	University of California Revenue	5.000%	5/15/2042	1,590	1,755
	University of California Revenue	5.000%	5/15/2043	1,000	1,086
[5,15]	West Contra Costa CA Unified School District GO	0.000%	8/1/2032	1,155	938
[12]	West Contra Costa CA Unified School District GO	0.000%	8/1/2034	1,225	901
					465,710
Colorado (0.9%)
	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/2034	1,435	1,439
	Adams County CO COP	5.000%	12/1/2031	650	652
	Arapahoe County CO School District No. 5 Cherry Creek GO	5.250%	12/15/2042	1,575	1,739
	Arapahoe County CO School District No. 6 Littleton GO	5.500%	12/1/2043	1,000	1,049
	Aurora CO Water Revenue Prere.	5.000%	8/1/2026	1,645	1,679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2033	1,000	1,094
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/2036	410	464
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/2043	1,500	1,648
	Broomfield CO Water Activity Enterprise Revenue	4.000%	12/1/2043	1,000	955
	Broomfield CO Water Activity Enterprise Revenue	4.000%	12/1/2046	1,000	927
[11]	Canyons Metropolitan District No. 5 CO Ltd. Tax GO	5.000%	12/1/2033	250	279
	Colorado Building Excellent Schools COP	5.000%	3/15/2032	1,000	1,049
	Colorado COP	4.000%	12/15/2033	1,235	1,269
	Colorado COP	4.000%	12/15/2034	1,800	1,840
	Colorado COP	6.000%	12/15/2036	1,000	1,179
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/2036	175	170
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/2030	500	507
	Colorado Health Facilities Authority Hospital Revenue PUT	5.000%	11/15/2028	1,000	1,060
[8]	Colorado Health Facilities Authority Hospital Revenue VRDO	3.700%	10/1/2025	16,610	16,610
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group)	5.000%	11/15/2039	1,000	1,092
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/2030	1,075	1,174
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/2033	1,000	1,117
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/2037	1,000	1,061
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/2038	1,000	1,002
	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/2036	1,515	1,460
	Colorado Health Facilities Authority Revenue	4.000%	1/1/2035	1,000	1,011
	Colorado Health Facilities Authority Revenue	5.125%	12/1/2045	1,000	1,016
	Colorado Health Facilities Authority Revenue Prere.	5.000%	11/19/2026	95	97
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	12/1/2039	1,000	1,060
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	4.000%	8/1/2044	1,000	892
	Colorado Health Facilities Authority Revenue (Intermountain Health)	5.000%	5/15/2033	1,000	1,121
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/17/2026	1,500	1,527
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/15/2028	1,170	1,240
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) VRDO	3.700%	10/1/2025	3,335	3,335
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/2026	1,500	1,511
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/2050	1,040	1,031
	Colorado School of Mines Institutional Enterprise Revenue	5.000%	12/1/2042	4,000	4,250
[5]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/2033	1,000	1,088
[5]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/2034	750	812
	Denver CO City & County Airport Revenue	5.000%	12/1/2026	775	797
	Denver CO City & County Airport Revenue	5.000%	11/15/2040	575	615
	Denver CO City & County COP	5.000%	6/1/2037	1,685	1,699
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/2029	500	434
	Denver CO City & County Dedicated Tax Revenue	4.000%	8/1/2043	1,000	946
	Denver CO City & County School District No. 1 GO	4.000%	12/1/2031	1,000	1,002
	Denver CO City & County School District No. 1 GO	5.000%	12/1/2033	5,000	5,112
	Denver CO City & County School District No. 1 GO	5.000%	12/1/2034	1,125	1,317
	Denver CO City & County School District No. 1 GO	5.000%	12/1/2036	2,000	2,035
	Denver CO City & County School District No. 1 GO	5.250%	12/1/2042	3,000	3,311
[12]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/2029	2,000	1,802
[12]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/2032	1,000	811
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/2040	1,000	532
	E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/2040	500	543
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/2025	1,000	1,003
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/2036	3,395	3,572
[5]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/2046	790	731
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/2038	2,240	2,707
	Regional Transportation District of Colorado Private Activity Revenue	4.000%	7/15/2039	1,325	1,274
	Sterling Ranch CO Community Authority Board Supported Revenue	6.500%	12/1/2042	1,000	1,054
	Sterling Ranch Community Authority Board CO Supported Revenue	3.750%	12/1/2040	500	449
[6]	University of Colorado Enterprise System Revenue	5.000%	6/1/2042	570	615
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/2025	500	500
	Weld County CO School District No. RE 002 GO	5.000%	12/1/2036	2,325	2,480
					97,847
Connecticut (0.4%)
	Connecticut GO	5.000%	4/15/2028	1,000	1,063
	Connecticut GO	5.000%	11/15/2031	865	983
	Connecticut GO	5.000%	11/15/2032	1,705	1,956
	Connecticut GO	3.000%	1/15/2033	270	268
	Connecticut GO	5.000%	11/15/2033	1,500	1,733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Connecticut GO	5.000%	8/15/2034	1,220	1,415
	Connecticut GO	5.000%	11/15/2034	1,500	1,742
[6]	Connecticut GO	5.000%	8/15/2035	1,085	1,259
	Connecticut GO	3.000%	1/15/2038	2,345	2,115
	Connecticut GO	5.000%	4/15/2039	1,650	1,726
[6]	Connecticut GO	5.000%	8/15/2041	1,150	1,261
[6]	Connecticut GO	5.000%	8/15/2042	1,190	1,294
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/2031	1,000	1,034
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/2029	1,255	1,333
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/2032	1,600	1,683
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/2035	650	657
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/2036	800	802
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/2031	575	584
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven)	5.000%	7/1/2032	1,000	1,140
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven) PUT	5.000%	7/1/2029	1,000	1,073
	Connecticut Health & Educational Facilities Authority Revenue (Yale University)	5.000%	7/1/2035	2,000	2,348
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/2026	500	497
	Connecticut Housing Finance Authority Revenue	6.000%	11/15/2054	980	1,087
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/2028	1,805	1,907
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/2034	1,000	1,057
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/2035	1,000	1,083
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2035	1,000	1,155
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2038	1,000	1,110
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2041	2,000	2,145
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2042	3,205	3,455
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2043	2,000	2,142
	Connecticut Transmission Municipal Electric Energy Cooperative Revenue	5.000%	1/1/2038	680	733
[9]	Harbor Point CT Infrastructure Improvement District SO Revenue	5.000%	4/1/2030	1,000	1,015
[9]	New Canaan CT Housing Authority Multifamily Housing Revenue	6.000%	6/1/2035	1,000	1,000
[11]	New Haven Connecticut GO	5.000%	8/1/2028	500	533
[11]	New Haven Connecticut GO	5.000%	8/1/2037	1,000	1,095
	Norwalk CT Housing Authority Multifamily Revenue (Monterey Village Apartments)	4.400%	9/1/2042	1,000	994
	Stamford CT Housing Authority Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	560	577
	Stamford CT Housing Authority Revenue (Mozaic Concierge Living Project)	6.000%	10/1/2040	200	206
	University of Connecticut Revenue	5.000%	2/15/2027	635	636
					49,896
Delaware (0.1%)
[9]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	2,455	2,050
	Delaware GO	5.000%	5/1/2028	2,000	2,136
	Delaware GO	4.000%	5/1/2042	2,500	2,492
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/2030	600	625
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/2037	1,000	1,055
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/2038	1,495	1,331
	Delaware State Economic Development Authority Revenue (Delmarva Power & Light Co. Project)	3.600%	1/1/2031	500	518
	Delaware State Economic Development Authority Revenue (NRG Energy Projects)	450.000%	10/1/2045	650	650
	University of Delaware Bonds Revenue	5.000%	11/1/2040	500	565
[8]	University of Delaware Bonds Revenue VRDO	3.900%	10/1/2025	800	800
					12,222
District of Columbia (0.6%)
	District of Columbia GO	5.000%	6/1/2027	1,000	1,042
	District of Columbia GO	5.000%	12/1/2031	2,180	2,482
	District of Columbia GO	5.000%	1/1/2039	1,000	1,086
	District of Columbia GO	5.000%	8/1/2044	1,145	1,216
	District of Columbia GO	5.000%	8/1/2045	4,500	4,753
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/2035	1,000	1,005
	District of Columbia Housing Finance Agency Multifamily Revenue	4.800%	6/1/2045	260	264
[16]	District of Columbia Housing Finance Agency Multifamily Revenue PUT	3.600%	9/1/2030	500	506
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/2030	1,355	1,519
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/2036	1,000	1,136
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	6/1/2038	1,810	2,030
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	5/1/2039	1,000	1,090
	District of Columbia Income Tax Revenue (Tax-Exempt)	4.000%	5/1/2040	1,760	1,758
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	7/1/2040	3,000	3,202
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	3/1/2044	3,000	3,088
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/2039	1,460	1,238
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/2040	1,000	968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia University Revenue PUT	5.000%	4/3/2035	2,295	2,566
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/2037	2,610	2,960
[8]	District of Columbia Water & Sewer Authority Public Utility Revenue VRDO	3.700%	10/1/2025	13,800	13,800
[5]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/2036	525	343
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/2033	2,240	2,370
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2037	1,300	748
[11]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2037	1,915	1,178
[11]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2037	1,000	580
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/2039	1,000	973
[5]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2040	500	260
	Washington Convention & Sports Authority Revenue	5.000%	10/1/2026	1,090	1,113
	Washington DC Convention & Sports Authority Dedicated Tax Revenue	4.000%	10/1/2034	1,115	1,142
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2027	100	104
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2028	100	107
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2039	685	746
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2041	805	864
[8,9]	Washington DC Metropolitan Area Transit Authority Dedicated Revenue TOB VRDO	3.880%	10/1/2025	4,600	4,600
					62,837
Florida (2.0%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/2031	305	310
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/2031	615	627
[5]	Bay County FL School Board COP	4.000%	7/1/2038	1,285	1,286
	Bay County FL School Board COP	5.500%	7/1/2041	1,450	1,564
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/2031	1,415	1,571
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/2040	715	745
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/2038	3,460	3,749
	Broward County FL School COP	5.000%	7/1/2036	1,000	1,107
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/2039	1,000	1,051
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/2030	500	537
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/2033	540	569
[9]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/2031	495	450
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2029	400	402
	Capital Trust Authority FL Health Care Facilities Revenue (UF Health Projects)	5.000%	12/1/2032	1,000	1,110
	Capital Trust Authority FL Health Care Facilities Revenue (UF Health Projects)	5.000%	12/1/2035	1,000	1,109
[5]	Central FL Expressway Authority Revenue	2.500%	7/1/2040	1,000	753
	Central FL Expressway Authority Revenue Prere.	4.000%	7/1/2026	1,015	1,026
[5]	Central Florida Expressway Authority Revenue	5.000%	7/1/2032	1,000	1,142
[5]	Central Florida Expressway Authority Revenue	5.000%	7/1/2033	1,000	1,147
[5]	Central Florida Expressway Authority Revenue	5.000%	7/1/2034	1,000	1,154
	Davie FL Educational Facilities Revenue	5.000%	4/1/2038	1,000	1,031
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/2034	925	959
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/2035	1,075	1,111
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/2034	1,980	2,074
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/2039	1,525	1,550
[9]	Florida Development Finance Corp. Educational Facilities Revenue (Cornerstone Classical Academy Inc. Project)	5.250%	6/1/2044	155	149
[9]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/2029	410	391
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/2029	400	411
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/2030	850	872
[9]	Florida Development Finance Corp. Educational Facilities Revenue (Renaissance Charter School Projects)	5.500%	6/15/2040	605	622
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/2030	435	441
	Florida Development Finance Corp. Healthcare Facilities Revenue (Tampa General Hospital Project)	5.000%	8/1/2039	2,500	2,628

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Healthcare Facilities Revenue (UF Health Jacksonville Project)	5.000%	2/1/2036	1,105	1,158
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/2038	770	771
[9]	Florida Local Government Finance Commission Senior Living Revenue (Nocatee Project)	4.200%	11/15/2030	520	524
[9]	Florida Local Government Finance Commission Senior Living Revenue (Nocatee Project)	6.625%	11/15/2045	500	520
	Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/2035	2,500	2,500
	Florida Municipal Power Agency Revenue	4.000%	10/1/2030	2,775	2,844
	Florida Municipal Power Agency Revenue	3.000%	10/1/2033	1,000	969
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/2026	5,000	5,093
	Florida State Department of Transportation Turnpike Authority Revenue	5.000%	7/1/2030	5,500	6,144
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/2041	2,000	1,969
	Florida State Turnpike Authority Revenue	4.000%	7/1/2034	1,385	1,394
	Florida State Turnpike Authority Revenue	3.000%	7/1/2035	150	143
	Florida State Turnpike Authority Revenue	4.000%	7/1/2044	1,465	1,398
	Fort Lauderdale FL Water & Sewer Revenue (Enabling Works Project)	5.000%	9/1/2040	1,900	2,076
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/2041	210	184
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/2029	1,545	1,693
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/2034	1,610	1,848
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/2043	1,860	1,947
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/2028	500	502
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/2027	1,905	2,000
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/2027	1,465	1,538
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/2037	1,250	1,246
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/2030	1,085	1,130
	Jacksonville FL Special Revenue	5.000%	10/1/2027	1,500	1,577
	Jacksonville FL Special Revenue	5.000%	10/1/2038	1,410	1,489
	JEA FL Electric System Revenue	4.000%	10/1/2036	300	301
	JEA FL Water & Sewer System Revenue	5.000%	10/1/2043	1,000	1,060
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/2037	1,030	1,077
	Kissimmee FL Capital Improvement Revenue	5.000%	10/1/2043	1,565	1,653
	Lakeland FL Capital Improvement Revenue	5.000%	10/1/2037	1,185	1,325
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/2026	1,475	1,511
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/2042	1,525	1,595
	Lee County FL Housing Finance Authority Multifamily Revenue	4.550%	1/1/2040	990	1,023
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/2030	465	474
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	5.000%	11/15/2044	1,375	1,365
	Lee County FL Industrial Development Authority Hospital Revenue	5.000%	4/1/2036	1,750	1,820
[7]	Lee County FL Industrial Development Authority Hospital Revenue, SOFR + 0.850%	5.000%	4/1/2039	1,655	1,699
[5]	Marion County FL School Board COP	5.250%	6/1/2044	3,000	3,197
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/2027	1,000	1,001
[5]	Miami Beach FL Redevelopment Agency Tax Increment Revenue (City Center/Historic Convention Village)	5.000%	2/1/2037	1,275	1,405
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/2034	1,020	1,022
	Miami FL SO Non-AD Valorem Revenue (New Administrative Building)	5.000%	3/1/2039	3,500	3,793
[5,9]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/2030	1,325	1,392
[5,9]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/2035	1,000	1,037
	Miami-Dade County FL Aviation Revenue	5.000%	10/1/2029	475	520
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/2033	1,850	1,882
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/2034	1,000	1,016
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/2036	1,000	1,010
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/2036	1,160	1,171
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2033	1,000	1,133
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2034	1,440	1,637
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2035	1,500	1,704
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.250%	4/1/2041	1,500	1,641
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.250%	4/1/2044	1,500	1,598
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2045	1,000	1,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/2033	1,290	1,329
	Miami-Dade County FL Housing Finance Authority Multifamily Revenue PUT	3.400%	1/1/2028	450	453
[5]	Miami-Dade County FL Professional Sports Franchise Facilities TAX Revenue	0.000%	10/1/2045	4,000	1,535
	Miami-Dade County FL Public Facilities Revenue	5.000%	6/1/2030	1,000	1,037
	Miami-Dade County FL School Board COP	5.000%	2/1/2026	3,035	3,057
	Miami-Dade County FL SO Revenue	0.000%	10/1/2034	1,000	735
	Miami-Dade County FL SO Revenue	5.000%	4/1/2037	1,255	1,327
	Miami-Dade County FL SO Revenue	0.000%	10/1/2038	2,265	1,333
	Miami-Dade County FL SO Revenue	0.000%	10/1/2039	1,750	975
	Miami-Dade County FL SO Revenue	4.000%	4/1/2042	1,000	939
	Miami-Dade County FL SO Revenue	5.000%	4/1/2043	3,855	4,068
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/2031	1,400	1,412
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/2038	2,155	2,149
	North Brevard County FL Hospital District Revenue	5.000%	1/1/2034	1,000	1,022
	North Miami Beach FL Bonds GO	5.000%	11/1/2042	1,265	1,330
	North Sumter County FL Utility Dependent District Solid Waste Revenue	4.000%	10/1/2033	1,965	2,034
	North Sumter County FL Utility Dependent District Utility Revenue	4.000%	10/1/2035	2,125	2,152
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/2037	2,505	2,669
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/2043	1,000	1,029
[6,9]	Okaloosa County FL Industrial Development Revenue (Air Force Enlisted Village Project)	5.500%	5/15/2045	325	328
	Okaloosa County FL School Board COP	5.000%	10/1/2026	785	803
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/2030	1,510	1,542
	Orange County FL Health Facilities Authority Revenue (Orlando Health Obligated Group)	5.000%	10/1/2046	1,165	1,203
	Orange County FL Housing Finance Authority Multifamily Revenue PUT	3.350%	7/1/2028	1,470	1,478
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/2026	1,400	1,436
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/2036	750	824
[5]	Orlando FL Contract Tourist Development Tax Revenue (Camping World Stadium)	5.000%	11/1/2037	1,500	1,647
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/2028	1,100	1,184
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/2043	1,000	1,066
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/2028	1,335	1,214
	Osceola County FL Transportation Revenue	5.000%	10/1/2028	500	524
	Osceola County FL Transportation Revenue	0.000%	10/1/2034	2,000	1,359
	Palm Beach County FL Educational Facilities Authority Revenue (Atlantic University Inc.)	5.000%	10/1/2043	500	498
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/2033	360	388
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/2036	260	253
	Parrish Lakes FL Community Development District Revenue	5.000%	5/1/2031	160	163
[9]	Pasco County FL Revenue	5.000%	7/1/2030	2,500	2,711
[5]	Pasco County FL Revenue	5.500%	9/1/2041	2,500	2,711
	Reedy Creek FL Improvement District GO	4.000%	6/1/2034	1,190	1,196
	Reedy Creek FL Improvement District GO	4.000%	6/1/2035	1,000	1,005
	Sarasota County FL Utility System Revenue	5.250%	10/1/2042	1,685	1,822
	South Broward FL Hospital District Revenue	4.000%	5/1/2033	1,020	1,025
	South Broward FL Hospital District Revenue	3.000%	5/1/2040	1,960	1,659
	South FL Water Management District COP	5.000%	10/1/2032	5,190	5,235
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/2030	500	520
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/2033	1,180	1,193
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/2035	2,635	2,971
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/2042	2,500	2,275
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group) PUT	5.000%	8/15/2030	1,435	1,577
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/2036	1,000	919
[5]	St. Johns County FL School Board COP	5.000%	7/1/2041	1,810	1,925
	Tallahassee FL Energy System Revenue	5.000%	10/1/2032	5,000	5,746
	Tallahassee FL Energy System Revenue	5.000%	10/1/2037	1,000	1,124
	Tampa Bay FL Water Regional Supply Authority Utility System Revenue	5.000%	10/1/2044	1,745	1,852
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/2037	2,040	2,082
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/2035	1,595	1,535
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2036	1,000	1,143
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2037	2,215	2,502
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2041	2,105	2,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2042	2,475	2,658
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2043	2,660	2,837
	Tampa FL Water & Wastewater System Revenue	5.000%	10/1/2040	1,625	1,788
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/2030	200	213
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/2031	250	266
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/2032	1,000	1,010
	Village Community FL Development District No. 13 Florida Special Assessment Revenue	2.850%	5/1/2036	855	746
[9]	Village Community FL Development District No. 15 Florida Special Assessment Revenue	4.000%	5/1/2034	1,000	1,003
[9]	Village Community FL Development District No. 15 Florida Special Assessment Revenue	4.850%	5/1/2038	500	510
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/2029	860	897
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/2037	1,040	1,158
					224,999
Georgia (1.8%)
	Albany-Dougherty County GA Hospital Authority Revenue	5.000%	9/1/2039	1,500	1,596
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/2040	1,500	1,606
	Atlanta GA Airport Revenue	5.000%	7/1/2040	1,015	1,099
	Atlanta GA GO	5.000%	12/1/2040	5,500	5,938
[11]	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/2033	1,000	1,156
	Atlanta GA Water & Wastewater Revenue Prere.	5.000%	11/1/2027	1,320	1,390
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/2026	215	216
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	500	503
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	415	421
	Burke County GA Development Authority Pollution Control Revenue Bonds (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	1,235	1,261
[9]	Cobb County GA Development Authority Educational Facilities Revenue (Bethel Christian Academy Project)	6.000%	6/1/2045	535	543
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/2042	1,000	1,047
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2036	1,060	1,118
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2031	810	838
	Dalton GA Utilities Revenue	4.000%	3/1/2037	1,450	1,457
	DeKalb County GA Housing Authority Multi Family Revenue (Avenues of North Decatur)	4.125%	12/1/2034	575	572
	DeKalb County GA Housing Authority Multi Family Revenue (Kensington Station Project)	4.000%	12/1/2033	815	826
	DeKalb County GA Housing Authority Multi Family Revenue (Montreal Project)	4.000%	3/1/2034	2,000	2,001
	DeKalb County GA Housing Authority Multi Family Revenue (Park 500 Project)	4.000%	3/1/2034	2,000	1,993
	DeKalb County GA Water & Sewer Revenue	5.000%	10/1/2031	3,815	4,342
	DeKalb County GA Water & Sewer Revenue	5.000%	10/1/2038	3,500	3,911
	Fayette County GA Development Authority Revenue	5.000%	10/1/2032	750	828
	Fayette County GA Development Authority Revenue	5.000%	10/1/2039	1,000	1,065
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/2038	1,500	1,578
[9]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/2041	1,050	927
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/2030	1,000	1,110
	Georgia GO	5.000%	2/1/2026	4,280	4,315
	Georgia GO	5.000%	7/1/2026	1,340	1,365
	Georgia GO	5.000%	7/1/2028	5,000	5,361
	Georgia GO	3.000%	2/1/2034	2,440	2,411
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/2031	350	361
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/2033	1,575	1,617
	Jackson County GA School District GO	5.000%	3/1/2037	1,885	2,148
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	3/1/2029	175	185
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	5/15/2036	250	269
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/2029	6,440	6,606
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/2030	12,740	13,707
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/2030	8,145	8,738
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/2030	5,785	6,198
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	4/1/2031	545	590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/2031	7,575	8,162
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/2031	3,945	4,270
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/2031	14,815	16,053
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/2032	4,620	5,031
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/2032	6,900	7,506
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/2032	6,490	7,095
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/2035	2,370	2,574
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/2038	675	716
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	5/15/2039	350	337
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/2026	295	297
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/2028	3,890	3,985
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/2029	5,255	5,568
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/2027	2,225	2,272
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/2037	1,000	921
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/2041	2,665	2,230
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/2039	2,050	1,807
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/2031	600	669
	Monroe County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,000	1,004
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2026	1,510	1,519
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2027	1,150	1,186
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2030	1,000	1,016
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2033	1,130	1,198
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2038	1,000	1,064
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2039	1,215	1,251
[8,9,11]	Municipal Electric Authority Georgia Revenue TOB VRDO	3.920%	10/1/2025	1,520	1,520
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/2034	1,100	1,151
[5]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	7/1/2035	500	554
[5]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	7/1/2039	500	534
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/2028	580	603
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/2030	810	848
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/2034	800	828
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/2032	500	527
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/2033	180	189
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/2036	600	624
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/2041	1,190	1,236
	Paulding County GA Hospital Authority Revenue (Wellstar Health System Inc.)	5.000%	4/1/2042	1,700	1,766
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2032	1,000	1,140
[9]	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2033	2,500	2,870
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2033	1,035	1,188
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2036	795	844
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2036	1,090	1,245
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2037	1,000	1,130
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/2040	1,455	1,634
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/2042	1,180	1,299
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/2045	1,690	1,830
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/2041	830	891
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/2042	850	905
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/2043	1,000	1,058
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/2044	1,000	1,053
[9]	Savannah GA Hospital Authority Revenue (St. Joseph's/Candler Health System Inc.)	5.500%	7/1/2027	1,000	1,044
	Valdosta & Lowndes County GA Hospital Authority Revenue (South Georgia Medical Center Project)	5.000%	10/1/2043	2,500	2,656
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2038	1,145	1,140
					203,251
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/2026	735	737
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/2029	865	867
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/2033	205	225
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/2034	295	325
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/2036	900	903
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/2036	280	304
	Guam Government Business Privilege Tax Revenue	5.250%	1/1/2037	135	147
	Guam Government Business Privilege Tax Revenue	5.250%	1/1/2038	150	162
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/2042	805	748
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2032	1,000	1,110
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2033	105	117
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2034	700	778
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2036	130	142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.250%	7/1/2042	480	507
	Guam Power Authority Revenue	5.000%	10/1/2030	2,060	2,250
	Guam Power Authority Revenue	5.000%	10/1/2032	1,000	1,110
	Guam Power Authority Revenue	5.000%	10/1/2035	150	164
	Guam Power Authority Revenue	5.000%	10/1/2038	405	410
	Guam Power Authority Revenue	5.000%	10/1/2039	270	289
	Guam Power Authority Revenue	5.000%	10/1/2040	250	266
	Guam Power Authority Revenue	5.000%	10/1/2044	120	122
					11,683
Hawaii (0.2%)
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health Systems)	5.000%	7/1/2038	1,055	1,167
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health Systems)	5.000%	7/1/2040	1,680	1,823
	Hawaii GO	5.000%	8/1/2029	595	597
	Hawaii GO	5.000%	1/1/2036	4,115	4,278
	Hawaii State Airports System Revenue	5.000%	7/1/2041	1,700	1,853
	Honolulu HI City & County GO	5.000%	7/1/2028	895	958
	Honolulu HI City & County GO	5.000%	7/1/2043	3,960	4,178
	Honolulu HI City & County Multifamily Revenue PUT	5.000%	6/1/2026	245	248
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/2033	895	1,036
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/2036	1,725	1,991
	Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/2042	1,100	990
	Maui County HI GO	2.000%	3/1/2041	1,000	712
					19,831
Idaho (0.1%)
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2041	2,000	2,141
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/2028	1,595	1,683
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/2043	1,045	1,093
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	1,000	1,095
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2035	1,000	1,094
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/2042	1,450	1,564
	Idaho Housing & Finance Association Single Family Mortgage Revenue	6.000%	7/1/2054	1,525	1,687
	Idaho Housing & Finance Association Single Family Mortgage Revenue	6.250%	1/1/2056	470	533
	Idaho State Building Authority Sales Tax Revenue	5.000%	6/1/2033	1,290	1,492
[5]	University of Idaho Revenue	5.000%	4/1/2038	775	863
[5]	University of Idaho Revenue	5.500%	4/1/2043	1,375	1,519
					14,764
Illinois (3.4%)
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	6.100%	4/1/2036	500	515
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.250%	4/1/2039	1,000	1,049
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/2041	500	507
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.500%	4/1/2043	1,000	1,035
	Chicago IL Board of Education GO	7.000%	12/1/2026	500	502
[12]	Chicago IL Board of Education GO	0.000%	12/1/2028	1,000	892
	Chicago IL Board of Education GO	5.000%	12/1/2028	1,150	1,188
[12]	Chicago IL Board of Education GO	0.000%	12/1/2029	520	446
[12]	Chicago IL Board of Education GO	0.000%	12/1/2030	1,475	1,215
[5]	Chicago IL Board of Education GO	5.000%	12/1/2030	1,250	1,316
	Chicago IL Board of Education GO	5.000%	12/1/2030	500	519
[12]	Chicago IL Board of Education GO	0.000%	12/1/2031	1,550	1,221
	Chicago IL Board of Education GO	5.500%	12/1/2031	1,600	1,715
	Chicago IL Board of Education GO	5.000%	12/1/2032	1,000	1,030
	Chicago IL Board of Education GO	5.000%	12/1/2033	1,000	1,029
	Chicago IL Board of Education GO	5.000%	12/1/2034	100	101
	Chicago IL Board of Education GO	5.000%	12/1/2034	1,000	1,014
	Chicago IL Board of Education GO	5.000%	12/1/2034	385	393
	Chicago IL Board of Education GO	5.250%	12/1/2035	1,225	1,227
	Chicago IL Board of Education GO	5.250%	12/1/2035	1,500	1,539
	Chicago IL Board of Education GO	5.250%	12/1/2036	1,000	1,023
	Chicago IL Board of Education GO	4.000%	12/1/2037	1,000	904
	Chicago IL Board of Education GO	5.500%	12/1/2037	1,200	1,250
	Chicago IL Board of Education GO	4.000%	12/1/2038	1,000	884
	Chicago IL Board of Education GO	5.500%	12/1/2038	1,400	1,445
	Chicago IL Board of Education GO	4.000%	12/1/2039	1,000	871
	Chicago IL Board of Education GO	4.000%	12/1/2042	2,000	1,635
[9]	Chicago IL Board of Education GO	7.000%	12/1/2042	500	511
	Chicago IL Board of Education Revenue	5.000%	4/1/2036	1,270	1,292
	Chicago IL GO	5.000%	1/1/2028	930	958

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.000%	1/1/2029	1,500	1,564
	Chicago IL GO	5.000%	1/1/2031	1,500	1,567
	Chicago IL GO	5.000%	1/1/2031	1,170	1,243
	Chicago IL GO	4.000%	1/1/2032	445	446
	Chicago IL GO	5.000%	1/1/2033	2,790	2,974
	Chicago IL GO	5.000%	1/1/2034	1,535	1,634
	Chicago IL GO	4.000%	1/1/2035	500	487
	Chicago IL GO	5.500%	1/1/2035	1,000	1,037
	Chicago IL GO	5.250%	1/1/2038	1,000	1,019
[12]	Chicago IL GO	0.000%	1/1/2039	1,600	873
	Chicago IL GO	5.500%	1/1/2039	1,000	1,024
	Chicago IL GO	5.500%	1/1/2039	1,000	1,024
	Chicago IL GO	5.500%	1/1/2040	1,000	1,019
	Chicago IL GO	5.500%	1/1/2041	1,290	1,337
	Chicago IL GO	5.500%	1/1/2041	1,400	1,451
	Chicago IL GO	5.000%	1/1/2043	2,495	2,418
	Chicago IL GO	5.000%	1/1/2045	4,895	4,671
[11]	Chicago IL GO	6.000%	1/1/2046	1,000	1,082
	Chicago IL GO ETM	5.000%	1/1/2028	160	169
	Chicago IL Housing Authority Revenue	5.000%	1/1/2033	1,000	1,036
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/2026	2,500	2,572
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2031	665	744
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2032	735	830
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2033	630	717
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2034	2,430	2,618
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2034	610	698
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2035	3,000	3,038
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2035	3,500	3,545
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2035	3,355	3,366
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2035	2,000	2,039
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2036	1,000	1,094
[11]	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2036	1,000	1,101
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2038	1,000	988
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2038	1,080	1,123
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2039	1,000	1,036
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2043	1,000	928
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2043	1,410	1,482
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2044	1,000	924
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2048	1,500	1,547
[11]	Chicago IL Park District GO	5.000%	1/1/2032	1,225	1,230
[11]	Chicago IL Park District GO	5.000%	1/1/2033	1,000	1,041
	Chicago IL Park District GO	4.000%	1/1/2035	2,005	2,014
[5]	Chicago IL Revenue	5.000%	11/1/2032	1,000	1,118
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/2042	1,000	1,044
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/2043	1,455	1,509
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/2044	1,550	1,600
[12]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/2030	1,190	1,249
[11]	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/2038	1,000	1,091
	Chicago IL Water Revenue	5.000%	11/1/2033	1,000	1,133
	Chicago IL Water Revenue	5.000%	11/1/2037	1,000	1,093
[5]	Chicago IL Water Revenue	4.000%	11/1/2040	1,000	983
	Chicago IL Water Revenue	5.000%	11/1/2040	1,000	1,065
	Chicago IL Water Revenue	5.000%	11/1/2041	1,000	1,050
	Chicago IL Water Revenue	5.000%	11/1/2042	1,000	1,041
	Chicago IL Water Revenue	5.000%	11/1/2043	1,000	1,027
	Chicago IL Water Revenue	5.000%	11/1/2044	1,000	1,015
[11]	Cook County IL Community College District GO	5.000%	12/1/2032	1,000	1,113
[11]	Cook County IL Community College District GO	5.000%	12/1/2037	1,000	1,067
[11]	Cook County IL Community College District GO	5.000%	12/1/2042	1,340	1,371
[5]	Cook County IL GO	5.000%	11/15/2026	1,545	1,584
	Cook County IL GO	5.000%	11/15/2030	1,635	1,668
	Cook County IL Sales Tax Revenue	5.000%	11/15/2038	1,665	1,764
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	1,000	1,037
[6,11]	Cook County IL School District No. 102 La Grange GO	5.000%	12/15/2037	450	494
[6,11]	Cook County IL School District No. 102 La Grange GO	5.000%	12/15/2043	1,000	1,044
	Cook County IL School District No. 57 Mount Prospect GO	5.000%	12/1/2042	2,190	2,301
	Cook County IL School District No. 57 Mount Prospect GO	5.000%	12/1/2043	2,295	2,394
[5]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/2037	500	447
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/2035	2,500	2,352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Du Page & Will Counties IL Community School District No. 204 Indian Prairie GO	5.000%	1/15/2042	1,675	1,771
	Du Page & Will Counties IL Community School District No. 204 Indian Prairie GO	5.000%	1/15/2043	1,210	1,268
	DuPage County IL School District No. 58 Downers Grove GO	5.500%	12/15/2043	1,465	1,602
[9]	Elwood IL GO	6.250%	3/1/2044	1,000	1,059
	Illinois Finance Authority Revenue	5.000%	2/15/2034	1,410	1,443
	Illinois Finance Authority Revenue	5.000%	11/15/2034	1,180	1,301
	Illinois Finance Authority Revenue	4.000%	7/1/2037	2,040	2,012
	Illinois Finance Authority Revenue	5.000%	2/15/2041	1,515	1,532
	Illinois Finance Authority Revenue	4.000%	7/1/2042	2,350	2,192
	Illinois Finance Authority Revenue Prere.	5.000%	2/15/2027	290	300
	Illinois Finance Authority Revenue PUT	5.000%	8/15/2032	1,065	1,165
	Illinois Finance Authority Revenue PUT	5.000%	8/15/2035	1,720	1,896
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/2033	500	430
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/2033	1,000	1,018
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/2034	1,000	1,018
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/2027	1,000	1,031
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/2037	1,000	1,005
[6]	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2028	500	528
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2033	1,025	1,175
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2033	1,000	1,147
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2034	1,060	1,224
[6]	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2034	655	736
[6]	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2035	750	870
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	7/1/2042	1,015	1,093
	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/2035	500	521
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/2028	1,000	1,005
[8]	Illinois Finance Authority Revenue (Northshore University Health System) VRDO	3.400%	10/1/2025	22,540	22,540
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/2041	4,000	4,197
[8]	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group) VRDO	3.700%	10/1/2025	12,905	12,905
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/2026	1,000	1,018
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/2040	1,000	862
[8]	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare) VRDO	3.650%	10/1/2025	9,205	9,205
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/2033	1,000	977
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/2026	1,500	1,516
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/2033	1,050	1,050
	Illinois Finance Authority Revenue (Silver Cross Hospital)	5.000%	8/15/2040	1,825	1,949
	Illinois Finance Authority Revenue (Silver Cross Hospital) PUT	5.000%	8/15/2030	170	183
	Illinois Finance Authority Revenue (Silver Cross Hospital) PUT	5.000%	8/15/2035	405	442
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	4/1/2032	1,000	1,130
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	4/1/2036	1,000	1,118
	Illinois GO	5.000%	6/1/2027	1,070	1,086
	Illinois GO	5.000%	7/1/2027	1,000	1,040
	Illinois GO	5.000%	10/1/2027	1,640	1,714
	Illinois GO	5.000%	2/1/2028	1,690	1,740
	Illinois GO	5.000%	10/1/2028	2,000	2,132
	Illinois GO	5.000%	11/1/2028	1,050	1,097
	Illinois GO	5.000%	11/1/2029	1,105	1,155
	Illinois GO	5.000%	2/1/2030	1,000	1,091
	Illinois GO	5.000%	5/1/2030	1,000	1,094
	Illinois GO	5.000%	5/1/2031	1,305	1,446
	Illinois GO	5.000%	5/1/2031	1,000	1,106
	Illinois GO	5.000%	10/1/2031	475	502
	Illinois GO	5.000%	10/1/2031	2,000	2,224
	Illinois GO	5.000%	2/1/2032	1,000	1,114
	Illinois GO	5.000%	5/1/2032	1,500	1,674
	Illinois GO	5.000%	3/1/2034	1,000	1,083
	Illinois GO	5.000%	5/1/2034	1,500	1,646
	Illinois GO	4.000%	11/1/2034	1,250	1,264
	Illinois GO	5.000%	5/1/2035	500	518
	Illinois GO	5.000%	5/1/2035	2,150	2,340
	Illinois GO	4.125%	10/1/2036	500	498
	Illinois GO	5.000%	5/1/2037	1,085	1,160
	Illinois GO	4.000%	10/1/2037	1,000	976
	Illinois GO	4.000%	10/1/2038	1,000	961
	Illinois GO	5.500%	5/1/2039	500	531
	Illinois GO	5.000%	5/1/2040	1,500	1,588
	Illinois GO	5.250%	5/1/2040	1,110	1,178
	Illinois GO	4.000%	10/1/2040	1,825	1,704
	Illinois GO	5.250%	5/1/2042	2,125	2,227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	4.000%	10/1/2042	1,500	1,364
	Illinois GO	5.250%	5/1/2043	1,425	1,499
	Illinois GO	5.000%	9/1/2043	2,000	2,068
[11]	Illinois GO	4.000%	10/1/2043	1,000	918
	Illinois GO	5.125%	10/1/2043	1,000	1,034
	Illinois GO	4.000%	11/1/2043	1,000	900
[11]	Illinois GO	4.000%	10/1/2045	1,415	1,270
	Illinois GO	5.000%	12/1/2047	2,000	2,028
[9]	Illinois Housing Development Authority Multifamily Revenue	6.000%	10/5/2040	900	903
	Illinois Housing Development Authority Revenue	3.000%	10/1/2050	2,615	2,589
	Illinois Housing Development Authority Revenue	4.500%	10/1/2052	1,405	1,443
	Illinois Housing Development Authority Revenue	5.250%	10/1/2052	810	850
[5]	Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/2032	1,170	1,314
[5]	Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/2033	1,665	1,884
[11]	Illinois Sales Tax Revenue	5.000%	6/15/2028	1,000	1,014
	Illinois Sales Tax Revenue	5.000%	6/15/2035	4,440	5,023
	Illinois Sales Tax Revenue	5.000%	6/15/2036	1,000	1,037
	Illinois Sales Tax Revenue	5.000%	6/15/2037	1,000	1,034
	Illinois Sales Tax Revenue	5.000%	6/15/2037	1,275	1,413
	Illinois Sales Tax Revenue	5.000%	6/15/2037	1,125	1,236
	Illinois Sales Tax Revenue	5.000%	6/15/2043	1,675	1,746
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/2029	2,075	2,179
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2031	1,600	1,719
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2034	1,200	1,205
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2037	1,200	1,240
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2037	2,500	2,502
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2041	3,040	3,184
	Illinois State Toll Highway Authority Revenue	4.000%	1/1/2042	2,800	2,706
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2042	1,180	1,253
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2044	1,150	1,208
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2045	325	335
	Illinois State Toll Highway Authority Revenue	5.250%	1/1/2045	2,000	2,125
[11]	Joliet IL GO	5.250%	12/15/2039	1,500	1,615
[11]	Joliet IL GO	5.500%	12/15/2042	1,000	1,072
	Kane County IL Forest Preserve District GO	5.000%	12/15/2037	1,985	2,174
[5]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/2033	250	256
[5]	Kendall Kane & Will Counties IL Community Unit School District No. 308 GO	0.000%	2/1/2028	5,090	4,728
[5]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/2026	910	891
[5]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/2027	1,195	1,135
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/2029	1,860	1,960
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/2029	2,205	1,927
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/2036	1,000	651
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/2038	2,075	1,198
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/2027	710	742
[5,15]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/2029	280	289
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2031	1,540	1,273
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/2031	420	340
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2032	1,215	963
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2033	2,130	1,615
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/2033	6,790	5,031
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2035	3,500	2,410
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/2037	4,000	2,389
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/2042	1,500	1,377
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/2039	1,100	1,069
[11]	Metropolitan Pier & Exposition Authority Illinois Revenue	4.000%	12/15/2042	1,000	932
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/2044	1,000	937
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	6/15/2029	1,000	1,040
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	12/15/2031	1,620	1,789
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/2026	1,070	1,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/2034	500	506
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue ETM	5.000%	6/1/2026	1,570	1,595
[5]	Regional Transportation Authority IL Revenue	5.750%	6/1/2034	1,000	1,142
	Regional Transportation Authority IL Revenue	5.000%	6/1/2040	1,525	1,580
	Regional Transportation Authority IL Revenue	4.000%	6/1/2045	1,000	921
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/2028	1,000	1,001
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2033	3,000	3,346
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2034	1,340	1,492
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2035	1,000	1,136
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2035	2,000	2,272
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2036	3,000	3,378
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2037	1,000	1,113
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2038	1,000	1,103
[11]	Sales Tax Securitization Corp. Illinois Revenue	4.000%	1/1/2040	1,245	1,210
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2044	3,425	3,471
[11]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2029	360	385
[11]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2030	425	461
[11]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2031	625	686
[11]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2032	550	609
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/2028	1,000	1,052
[11]	Southwestern Illinois Development Authority Revenue	5.500%	12/1/2037	2,850	3,137
[6,11]	Tazewell County IL School District No. 52 GO	6.500%	12/1/2045	500	577
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/2033	10	10
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/2038	1,000	1,101
[11]	University of Illinois Auxiliary Facilities System Revenue	3.000%	4/1/2039	3,935	3,419
	University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/2044	1,000	1,069
[11]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/2029	1,000	901
[11]	Winnebago & Boone Counties IL School District No. 205 GO	5.000%	2/1/2031	1,305	1,429
					387,180
Indiana (0.5%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/2032	425	441
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/2034	1,110	1,147
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/2035	1,450	1,494
[11]	Evansville IN Waterworks District Revenue	5.000%	7/1/2039	1,000	1,064
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/2029	790	829
	Indiana Finance Authority Health System Revenue (Franciscan Alliance Inc.)	4.000%	11/1/2036	615	617
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/2028	1,420	1,498
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/2032	1,500	1,686
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	10/1/2033	1,380	1,559
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	10/1/2035	2,060	2,303
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	10/1/2037	1,000	1,104
[8]	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Service Inc.) VRDO	3.850%	10/1/2025	4,550	4,550
[8]	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Service Inc.) VRDO	3.850%	10/1/2025	1,610	1,610
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/2027	700	726
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/2030	450	497
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/2030	1,310	1,342
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/2029	1,020	1,085
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/2030	1,520	1,590
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/2031	1,130	1,180
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/2035	1,685	1,696
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/2033	1,550	1,671
	Indiana Finance Authority Student Housing Revenue (Uindy Properties LLC)	5.250%	7/1/2045	250	233
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/2039	1,270	1,388
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/2041	1,000	829
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/2041	250	268
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/2044	3,000	3,073
	Indiana Municipal Power Agency Revenue	5.000%	1/1/2036	1,000	1,038
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/2035	1,460	1,535
	Indianapolis IN Local Public Improvement Bond Bank Community Justice Campus Revenue (Courthouse & Jail Project)	5.000%	2/1/2037	500	523
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Airport Authority Project)	5.000%	1/1/2043	750	789
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Airport Authority Project)	5.000%	1/1/2044	1,175	1,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Local Public Improvement Bond Bank Revenue	5.000%	6/1/2034	1,980	2,170
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/2037	1,050	1,131
	Ivy IN Tech Community College Revenue	5.000%	7/1/2032	870	918
	Ivy IN Tech Community College Revenue	5.000%	7/1/2033	880	925
	Merrillville Multi School Building Corp. Revenue	5.000%	1/15/2042	3,890	4,121
	Northern Indiana Commuter Transportation District Revenue	5.000%	1/1/2040	1,000	1,074
	Northwest Allen IN School Building Corp. Revenue	5.000%	7/15/2041	1,800	1,918
	Rockport IN Pollution Control Revenue (Indiana Power Co. Project) PUT	3.700%	6/1/2029	1,000	1,026
	Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/2035	1,200	1,144
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/2032	1,070	1,111
[11]	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.000%	1/15/2033	1,150	1,307
[11]	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.250%	7/15/2040	1,650	1,809
	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	1,145	1,197
					60,446
Iowa (0.2%)
[11]	Davenport IA Community School District Infrastructure Sales Services & Use Tax Revenue	4.000%	6/1/2042	1,850	1,794
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	3.000%	9/1/2039	2,000	1,770
	Iowa City IA Community School District GO	3.000%	6/1/2030	3,725	3,720
	Iowa Finance Authority Health Facilities Revenue (Pella Regional Health Center)	5.250%	12/1/2038	500	533
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	4.000%	12/1/2032	1,000	1,086
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	5.000%	12/1/2032	2,500	2,877
	Iowa Finance Authority Multifamily Housing Revenue (Union Bluffs Run Project)	4.650%	7/1/2043	500	502
	Iowa Finance Authority Revenue (Lifespace Communities, Inc.)	5.000%	5/15/2039	290	295
	Iowa Finance Authority Revenue (Lifespace Communities, Inc.)	5.000%	5/15/2044	250	240
	Iowa Finance Authority State Revolving Fund Revenue (Green Bonds)	5.000%	8/1/2037	1,315	1,508
	Iowa Finance Authority State Revolving Fund Revenue (Green Bonds)	5.000%	8/1/2040	1,060	1,113
	Iowa Finance Authority State Revolving Fund Revenue (Green Bonds)	5.000%	8/1/2042	2,540	2,770
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/2035	1,300	1,365
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/2036	1,000	993
[11]	Waterloo IA Community School District Infrastructure Sales & Services Tax Revenue	5.000%	7/1/2037	1,110	1,207
[11]	Waterloo IA Community School District Infrastructure Sales & Services Tax Revenue	5.000%	7/1/2038	1,065	1,149
	Xenia IA Rural Water District Revenue	5.000%	12/1/2028	1,000	1,022
					23,944
Kansas (0.2%)
[5]	Ellis County KS Unified School District No. 489 Hays GO	5.000%	9/1/2042	1,500	1,564
[5]	Johnson & Miami KS County Unified School District No. 230 GO (Spring Hill)	6.000%	9/1/2041	2,000	2,325
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/2042	5,115	5,039
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/2043	1,475	1,436
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/2030	3,650	4,079
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) Prere.	5.000%	11/15/2028	70	75
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/2031	1,000	1,117
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/2032	350	356
[5]	Sedgwick County KS Unified School District No. 261 GO (Haysville)	5.000%	11/1/2044	4,485	4,660
[5]	Sedgwick County KS Unified School District No. 262 GO (Valley Center)	5.000%	9/1/2036	1,230	1,328
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/2039	1,500	1,622
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/2034	1,000	1,068
[11]	Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/2043	2,935	3,084
					27,753
Kentucky (0.9%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/2026	1,000	979
	Henderson County KY School District Finance Corp. Revenue	4.000%	3/1/2042	2,095	1,978
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/2034	225	229
	Kentucky Bond Development Corp. Hospital Revenue (Healthcare System Obligated Group) PUT	5.000%	8/15/2035	2,205	2,430
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/2029	1,980	2,108
[12]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/2025	1,220	1,220
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/2031	1,575	1,631
[12]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/2028	2,870	2,875
[12]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/2029	1,000	1,002
[11]	Kentucky Property & Building Commission Revenue	5.000%	5/1/2034	1,000	1,052
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/2028	8,880	9,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	12/1/2029	10,235	10,977
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	7/1/2030	8,095	8,580
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/2030	6,660	6,812
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	2/1/2032	5,480	6,005
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	8/1/2032	6,520	7,064
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/2027	155	163
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/2028	215	231
	Kentucky State Property & Building Commission Revenue	5.000%	10/1/2033	1,420	1,628
	Kentucky State Property & Building Commission Revenue	5.000%	5/1/2037	2,000	2,076
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/2040	1,000	1,084
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/2038	1,000	1,072
	Louisville & Jefferson County KY Metropolitan Government GO	4.000%	12/1/2041	1,710	1,667
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.)	5.000%	10/1/2042	1,000	1,040
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.) PUT	5.000%	10/1/2029	2,180	2,339
[8]	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.) VRDO	3.900%	10/1/2025	4,530	4,530
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/2033	1,500	1,289
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	3.000%	5/15/2044	2,000	1,578
	Madison County KY School District Finance Corp. Revenue	4.000%	2/1/2042	1,670	1,568
[6]	Oldham County KY School District GO	5.000%	2/1/2036	3,300	3,731
[6]	Oldham County KY School District GO	5.000%	2/1/2037	1,625	1,817
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/2029	500	486
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/2029	1,000	972
	University of Kentucky Revenue	3.500%	4/1/2030	1,380	1,421
	University of Kentucky Revenue	4.000%	4/1/2042	2,075	2,004
	University of Kentucky Revenue	4.000%	4/1/2044	2,425	2,276
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/2040	1,000	1,070
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/2042	2,540	2,669
					100,733
Louisiana (0.6%)
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/2028	1,000	939
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	3.520%	10/1/2025	150	150
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	3.520%	10/1/2025	1,150	1,150
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	3.520%	10/1/2025	1,100	1,100
	Ernest N Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2038	460	507
	Ernest N Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2039	275	301
[5]	Greater New Orleans Expressway Commission LA Toll Revenue	5.000%	11/1/2040	1,075	1,158
	Louisiana Gasoline & Fuels Tax Revenue	5.000%	5/1/2032	1,195	1,356
	Louisiana Gasoline & Fuels Tax Revenue	3.000%	5/1/2041	500	429
	Louisiana GO	5.000%	2/1/2027	2,000	2,068
	Louisiana GO	5.000%	2/1/2028	1,500	1,589
	Louisiana GO	5.000%	6/1/2034	1,630	1,898
	Louisiana GO	5.000%	6/1/2041	1,805	1,969
	Louisiana Housing Corp. Multifamily Tax-Exempt Mortgage-Backed Revenue (Ridge Commons Project)	4.500%	7/1/2042	1,500	1,500
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2032	2,315	2,390
[9]	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	4.250%	8/15/2034	1,152	1,156
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2034	1,885	1,938
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2036	3,930	4,017
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2037	3,970	4,045
[11]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/2029	1,315	1,402
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp. Projects)	3.500%	11/1/2032	1,785	1,743
[5]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2037	375	417
[5]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2038	325	359
[5]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2041	850	910
[5]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2042	1,720	1,818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2043	2,485	2,603
	Louisiana Offshore Terminal Authority Deepwater Port Revenue PUT	4.200%	9/1/2028	1,000	1,015
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/2036	1,250	1,302
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center) PUT	5.250%	6/1/2033	1,500	1,641
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/2037	1,270	1,346
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/2039	275	294
[9]	Louisiana Public Facilities Authority Revenue (Acadiana Renaissance Charter Academy Project)	5.500%	6/15/2040	1,685	1,714
[9]	Louisiana Public Facilities Authority Revenue (Lafayette Renaissance Charter Academy Project)	5.250%	6/15/2035	1,000	1,024
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2030	1,230	1,332
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2035	1,000	1,114
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/2038	1,000	1,086
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/2040	1,000	1,067
[5]	New Orleans LA Aviation Board Revenue	5.000%	10/1/2027	875	916
[9]	St. James Parish LA Revenue (Nustar Logistics Project) PUT	3.700%	6/1/2030	280	281
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	725	722
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	1,060	1,069
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	2,415	2,446
	St. John the Baptist Parish LA School District No. 1 GO	5.250%	3/1/2033	3,170	3,466
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/2036	2,000	2,002
					62,749
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/2029	445	472
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/2030	600	637
[5]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/2036	150	152
[5]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/2038	500	554
[5]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/2042	750	809
	Maine State Housing Authority Revenue PUT	3.250%	11/15/2025	2,740	2,741
	Portland ME General Airport Revenue	4.000%	1/1/2039	820	805
	Portland ME General Airport Revenue	4.000%	1/1/2040	1,155	1,109
	Regional School ME Unit No. 14 GO	5.000%	11/1/2036	1,500	1,713
	Regional School ME Unit No. 14 GO	5.000%	11/1/2041	1,000	1,086
					10,078
Maryland (0.3%)
	Baltimore County MD GO	4.000%	3/1/2030	1,200	1,224
	Baltimore County MD GO	5.000%	2/1/2044	1,835	1,962
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/2029	1,000	931
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/2041	1,350	945
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	5.000%	9/1/2052	700	727
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	6.250%	9/1/2056	560	628
	Maryland Department of Transportation Revenue	5.000%	12/1/2025	60	60
	Maryland Department of Transportation Revenue	4.000%	12/15/2029	1,365	1,366
	Maryland Economic Development Corp. Revenue	5.000%	6/1/2035	1,000	1,076
	Maryland Economic Development Corp. Student Housing Revenue	5.375%	7/1/2038	1,250	1,331
[5]	Maryland Economic Development Corp. Student Housing Revenue	5.000%	7/1/2045	300	310
	Maryland GO	5.000%	8/1/2026	2,110	2,153
	Maryland GO	3.250%	8/1/2030	1,000	1,000
	Maryland GO	5.000%	8/1/2035	3,975	4,313
	Maryland Health & Higher Educational Facilities Authority Revenue PUT	5.000%	7/1/2027	1,000	1,023
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/2031	1,950	2,001
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/2028	165	172
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/2031	750	767
	Maryland Health & Higher Educational Facilities Authority Revenue (Frederick Health System)	5.000%	7/1/2027	500	517
	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT	5.000%	7/1/2031	500	548
[7,9]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	3.430%	12/8/2027	3,350	3,350
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/2029	270	285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/2038	1,000	967
	Maryland State Stadium Authority Revenue	5.000%	3/1/2029	1,000	1,082
	Maryland State Transportation Authority Facilities Projects Revenue	2.000%	7/1/2035	1,500	1,251
	Maryland State Transportation Authority Facilities Projects Revenue	5.000%	7/1/2043	1,000	1,067
	Washington MD Suburban Sanitary Commission Revenue	4.000%	6/15/2033	1,000	1,018
	Washington Suburban Sanitary District Revenue (Montgomery & Prince George's Counties)	4.000%	6/1/2043	1,105	1,089
					33,163
Massachusetts (0.8%)
	Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,000	1,085
	Commonwealth of Massachusetts GO	5.000%	12/1/2042	1,785	1,928
	Commonwealth of Massachusetts GO	5.250%	9/1/2043	2,000	2,065
	Commonwealth of Massachusetts GO	5.000%	4/1/2044	500	534
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	3,000	3,115
[12]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/2026	410	419
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	955	1,089
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	1,000	1,155
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	1,000	1,164
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	2,000	2,341
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	1,000	1,171
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	3,290	3,409
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	1,125	1,158
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	1,000	1,059
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	1,000	1,055
	Massachusetts Clean Water Trust Revolving Fund Refunding Revenue	5.000%	2/1/2027	1,000	1,035
[16]	Massachusetts Development Finance Agency Revenue (Agawam Village Issue) PUT	5.000%	11/1/2025	500	501
	Massachusetts Development Finance Agency Revenue (Amherst College) PUT	5.000%	11/1/2035	1,000	1,162
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2031	1,500	1,617
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2032	1,665	1,875
[5]	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2033	500	570
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2034	1,415	1,597
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/2037	1,750	1,796
	Massachusetts Development Finance Agency Revenue (Brown University)	5.250%	8/15/2043	1,000	1,043
	Massachusetts Development Finance Agency Revenue (Brown University) PUT	5.000%	8/15/2031	500	546
[9]	Massachusetts Development Finance Agency Revenue (Cape Cod Health Care)	5.000%	12/15/2030	2,390	2,646
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/2029	1,225	1,298
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/2038	1,085	1,119
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/2034	600	644
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/2041	615	634
	Massachusetts Development Finance Agency Revenue (Emerson Hospital)	5.750%	2/1/2041	2,075	1,979
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	2/15/2036	2,000	2,152
	Massachusetts Development Finance Agency Revenue (Harvard University) PUT	5.000%	5/13/2032	1,170	1,333
	Massachusetts Development Finance Agency Revenue (Harvard University) PUT	5.000%	11/15/2035	1,730	2,007
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/2034	500	531
	Massachusetts Development Finance Agency Revenue (Lasell Village Inc.)	5.250%	7/1/2045	500	505
	Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/2038	385	389
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/2037	800	832
[9]	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/2044	100	97
	Massachusetts Development Finance Agency Revenue (Seven Hills)	5.250%	9/1/2034	605	665
	Massachusetts Development Finance Agency Revenue (Seven Hills)	5.250%	9/1/2038	640	680
	Massachusetts Development Finance Agency Revenue (Simmons University)	5.000%	10/1/2033	1,000	1,012
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/2028	200	211
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care)	5.000%	7/1/2035	500	559
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/2032	525	526
	Massachusetts Development Finance Agency Revenue (University Student Housing Project)	5.000%	6/1/2040	1,000	1,067
	Massachusetts Development Finance Agency Revenue (Wellforce Inc.)	5.000%	7/1/2034	2,000	2,044
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/2032	1,105	1,133
	Massachusetts GO	5.000%	9/1/2028	5,530	5,953
	Massachusetts GO	5.000%	10/1/2030	6,000	6,753
	Massachusetts GO	5.250%	1/1/2034	2,665	2,864
	Massachusetts GO	5.000%	5/1/2040	2,255	2,352
	Massachusetts GO	2.000%	3/1/2041	1,000	717
	Massachusetts GO	5.000%	3/1/2041	2,000	2,168
	Massachusetts GO	5.000%	11/1/2043	2,500	2,641
	Massachusetts GO	5.000%	11/1/2043	1,000	1,068
	Massachusetts Housing Finance Agency Revenue	4.000%	12/1/2027	895	902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Revenue	4.050%	12/1/2028	1,000	1,020
	Massachusetts Housing Finance Agency Revenue	3.500%	6/1/2029	800	808
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/2031	610	611
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/2032	1,335	1,336
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/2037	425	496
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/2042	450	485
[12]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/2029	1,180	1,082
	University of Massachusetts Building Authority Revenue	5.000%	5/1/2039	2,000	2,086
					91,894
Michigan (1.2%)
[17]	Alpena MI Public Schools Unlimited Tax GO	4.250%	5/1/2044	1,000	979
[17]	Chippewa Valley MI Schools GO	5.000%	5/1/2033	1,000	1,002
[17]	Clarkston MI Community School Building GO	5.000%	5/1/2037	300	337
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/2033	2,500	2,824
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/2042	1,000	1,053
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/2031	500	558
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/2036	1,000	1,093
	Detroit MI Unlimited Tax GO	5.000%	4/1/2033	1,450	1,505
	Detroit MI Unlimited Tax GO	6.000%	5/1/2043	25	27
[5]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/2034	1,050	1,101
[5,17]	Fenton MI Area Public Schools Unlimited Tax GO	4.000%	5/1/2041	1,315	1,283
	Grand Rapids MI Tax GO	5.000%	4/1/2041	750	810
[5]	Grand Rapids Public Schools GO	5.000%	11/1/2036	1,000	1,051
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/2035	1,945	2,215
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/2037	1,000	1,113
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2027	1,840	1,921
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2028	1,205	1,288
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2029	1,200	1,279
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2037	1,000	1,041
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/2041	2,400	2,602
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2029	1,420	1,544
[5]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/2033	1,000	1,007
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2033	1,310	1,426
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2036	4,000	4,048
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2037	1,000	1,098
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2038	1,250	1,361
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2038	1,775	1,957
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2040	500	527
[17]	Howell MI Public Schools GO	5.000%	5/1/2033	800	910
[17]	Hudsonville MI Public Schools GO	5.000%	5/1/2031	420	436
	Ingham County MI Building Authority Revenue	3.000%	5/1/2034	3,900	3,733
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/2029	970	1,012
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/2036	1,300	1,335
[17]	Lanse Creuse MI Public Schools Building Site Unlimited Tax GO	5.000%	5/1/2044	1,000	1,058
[5]	Lansing MI GO	4.000%	6/1/2039	1,000	992
[5]	Livonia MI Public School District GO	5.000%	5/1/2040	3,765	4,025
	Michigan Building Authority Revenue	5.000%	4/15/2033	1,000	1,001
	Michigan Building Authority Revenue	5.000%	4/15/2036	1,235	1,257
	Michigan Building Authority Revenue	5.000%	10/15/2041	200	215
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	2/28/2035	815	911
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	8/31/2035	1,000	1,111
	Michigan Finance Authority Act 38 Facilities Senior Revenue	4.125%	2/29/2044	700	661
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2029	1,000	1,083
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2031	2,000	2,244
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2036	1,000	1,093
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2037	1,000	1,086
	Michigan Finance Authority Revenue	5.000%	10/1/2034	2,565	2,715
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/2035	605	645
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/2026	1,210	1,243
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/2026	850	869
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/2027	965	1,005
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/2034	1,700	1,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	4.000%	2/15/2044	2,000	1,828
	Michigan Finance Authority Revenue (Revolving Fund Programs)	5.000%	10/1/2042	2,065	2,229
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/2036	2,000	2,100
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/2033	1,000	1,059
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/2037	1,000	967
[9]	Michigan Finance Authority Revenue (Trinity Health) PUT	3.875%	2/1/2028	2,000	2,002
	Michigan State Building Authority Revenue	5.000%	10/15/2034	8,000	8,160
	Michigan State Hospital Finance Authority Revenue	4.000%	11/15/2032	740	754
	Michigan State Hospital Finance Authority Revenue Prere.	4.000%	5/15/2028	260	270
	Michigan State Hospital Finance Authority Revenue (Corewell Health)	5.000%	8/15/2042	1,295	1,378
	Michigan State Hospital Finance Authority Revenue (Corewell Health)	5.000%	8/15/2043	1,305	1,379
	Michigan State Hospital Finance Authority Revenue (Corewell Health) PUT	5.000%	6/1/2032	1,000	1,098
	Michigan State Hospital Finance Authority Revenue (Corewell Health) PUT	5.000%	6/1/2035	1,380	1,533
	Michigan State Housing Development Authority Multifamily Revenue PUT	3.625%	4/1/2027	3,875	3,900
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/2050	2,870	2,869
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/2053	705	736
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.500%	12/1/2053	965	1,041
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.250%	6/1/2055	500	551
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.250%	12/1/2055	1,025	1,143
[6]	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.000%	6/1/2056	7,000	7,804
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	1,695	1,835
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	2,210	2,354
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/2045	3,180	3,268
	Northville MI Public School GO	5.000%	5/1/2039	1,025	1,090
	Northville MI Public Schools GO (Unlimited Tax)	4.000%	5/1/2028	375	389
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/2026	500	504
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/2027	325	332
	Oakland University MI Revenue	5.000%	3/1/2030	1,250	1,259
	Oakland University MI Revenue	5.000%	3/1/2031	1,000	1,114
	Oakland University MI Revenue	5.000%	3/1/2035	1,475	1,625
[17]	Saginaw City School District GO	4.000%	5/1/2034	1,030	1,068
	University of Michigan Revenue	5.000%	4/1/2029	20	20
	University of Michigan Revenue	5.000%	4/1/2030	25	25
	University of Michigan Revenue	5.000%	4/1/2032	2,050	2,125
[5]	University of Michigan Revenue	5.000%	11/15/2033	200	220
	Wayne County MI Airport Authority Revenue	5.000%	12/1/2025	870	873
	Wayne County MI Airport Authority Revenue	5.000%	12/1/2030	1,300	1,303
					132,698
Minnesota (0.7%)
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/2028	350	368
	Goodridge MN Independent School District No. 561 GO	4.000%	2/1/2043	1,455	1,400
	Hennepin County MN GO	5.000%	12/15/2036	1,365	1,438
	Hennepin County MN GO	5.000%	12/1/2043	2,410	2,574
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/2038	2,205	2,308
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/2026	450	453
	Minneapolis MN GO	5.000%	12/1/2033	2,000	2,176
	Minneapolis MN Health Care System Revenue	4.000%	11/15/2036	1,000	998
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/2028	1,085	1,146
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/2030	1,785	1,944
	Minnesota Agricultural & Economic Development Board Health Care Facilities Revenue	5.000%	1/1/2042	1,165	1,210
	Minnesota GO	5.000%	8/1/2029	5,000	5,493
	Minnesota GO	5.000%	9/1/2030	5,000	5,620
	Minnesota GO	5.000%	8/1/2033	1,440	1,531
	Minnesota GO	5.000%	10/1/2033	3,235	3,380
	Minnesota GO	5.000%	8/1/2035	1,000	1,075
	Minnesota GO	5.000%	10/1/2037	5,000	5,173
	Minnesota GO	4.000%	8/1/2041	2,000	2,019
[6]	Minnesota GO	4.000%	8/1/2042	5,800	5,708
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/2035	595	599
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.250%	1/1/2055	520	584
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.500%	1/1/2055	4,050	4,579
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.250%	7/1/2055	780	884
[6]	Minnesota Housing Finance Agency Residential Bonds Revenue	6.000%	7/1/2056	1,320	1,467
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/2047	556	480
	Minnesota Housing Finance Agency Residential Housing Revenue	3.500%	7/1/2050	330	330
	Minnesota Housing Finance Agency Revenue (Housing Infrastructure)	4.000%	8/1/2036	1,500	1,526
[8]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/2027	6,245	6,390
[7,8]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	3.787%	12/1/2027	1,000	1,000
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/2031	8,000	8,070

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Owatonna MN Independent School District No. 761 GO	3.000%	2/1/2032	1,190	1,192
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/2040	500	535
St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2034	315	235
St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2036	650	437
St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2038	405	242
St. Paul MN Housing & Redevelopment Authority Health Care facilities Revenue (Health Partners Obligated Group)	5.000%	7/1/2032	1,000	1,114
				75,678
Mississippi (0.6%)
Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/2027	1,000	996
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron Corp.) VRDO	3.500%	10/1/2025	7,100	7,100
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.500%	10/1/2025	5,750	5,750
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.500%	10/1/2025	2,695	2,695
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.500%	10/1/2025	1,700	1,700
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.500%	10/1/2025	2,700	2,700
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.550%	10/1/2025	12,845	12,845
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.550%	10/1/2025	5,565	5,565
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.550%	10/1/2025	4,995	4,995
Mississippi Development Bank SO Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/2026	1,335	1,343
Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/2030	1,765	1,828
Mississippi Gaming Tax Revenue	5.000%	10/15/2034	2,500	2,608
Mississippi Gaming Tax Revenue	5.000%	10/15/2036	1,500	1,552
Mississippi GO	4.000%	10/1/2036	2,185	2,194
Mississippi GO Prere.	5.000%	11/1/2025	1,000	1,002
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/2029	830	879
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/2030	625	671
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/2030	260	279
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/2027	1,000	1,039
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/2039	1,000	1,023
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/2034	1,000	1,008
Mississippi State Alcoholic Beverage Control Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2033	300	343
Mississippi State Alcoholic Beverage Control Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2041	1,000	1,071
Mississippi State Gaming Tax Revenue	5.000%	10/15/2032	2,800	2,943
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/2030	575	599
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/2031	515	536
				65,264
Missouri (0.7%)
Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/2035	1,790	1,814
Clay County MO Public Schools District GO	5.000%	3/1/2039	1,375	1,478
Curators University MO System Facilities Revenue	5.000%	11/1/2031	1,245	1,423
Curators University MO System Facilities Revenue	5.000%	11/1/2034	1,055	1,236
Greene County MO Reorganized School District No. 3 GO	4.000%	3/1/2039	1,100	1,109
Jackson County MO Reorganized School District No. 7 GO (Lee's Summit)	3.000%	3/1/2040	3,000	2,580
Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/2038	1,000	1,113
Jackson County MO School District No. 4 GO (Blue Springs)	5.500%	3/1/2043	1,500	1,663
Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/2026	1,215	1,219
Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/2031	1,500	1,505
Kansas City MO GO	5.000%	2/1/2034	325	369
Kansas City MO GO	4.000%	2/1/2041	1,665	1,643
Kansas City MO GO	4.000%	2/1/2043	1,350	1,301
Kansas City MO GO	5.000%	2/1/2043	750	795
Kansas City MO Industrial Development Authority Multifamily Revenue	4.390%	9/1/2042	993	984
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/2032	1,020	1,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/2035	3,215	3,574
	Kansas City MO SO Revenue (Downtown Arena Project)	5.000%	4/1/2039	1,000	1,101
	Kansas City MO Water Revenue	5.000%	12/1/2035	2,000	2,302
	Kansas City MO Water Revenue	5.000%	12/1/2042	1,500	1,605
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/2034	525	540
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/2041	4,145	4,168
[6]	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/2032	1,000	1,112
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/2028	1,000	1,054
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/2031	1,295	1,311
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/2031	1,050	1,122
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/2043	1,000	1,016
[8,9]	Missouri Health & Educational Facilities Authority Health Revenue (Mercy Health) TOB VRDO	3.950%	10/1/2025	11,655	11,655
	Missouri Health & Educational Facilities Authority Revenue (BJC Health System)	4.000%	7/1/2040	1,000	988
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/2036	1,100	1,110
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2034	2,400	2,450
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2035	3,755	3,991
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/2034	1,500	1,501
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.500%	12/1/2041	2,000	2,185
	Missouri Highway & Transportation Commission Revenue	5.000%	5/1/2026	5,000	5,071
	Missouri Housing Development Commission Revenue	3.500%	11/1/2050	315	315
	Missouri Housing Development Commission Revenue	5.000%	5/1/2053	790	822
	Missouri Housing Development Commission Revenue	5.750%	5/1/2053	165	176
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie State Project)	5.000%	12/1/2037	640	710
	Springfield MO Public Utilities Board COP	4.000%	11/1/2045	2,285	2,154
	St. Louis County Industrial Development Authority Revenue	4.910%	1/1/2042	2,000	2,076
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/2038	1,500	1,514
[5]	St. Louis MO Airport Revenue	5.000%	7/1/2043	1,000	1,048
[9,13]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/2026	1,260	1,226
[9,13]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/2026	1,455	1,416
[5]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/2033	1,000	749
					81,366
Montana (0.0%)
	Forsyth Mont Pollution Control Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	1,050	1,077
	Forsyth MT Pollution Control Revenue	3.875%	7/1/2028	1,000	1,020
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/2032	825	845
	Montana Facility Finance Authority Revenue (Benefis Health System) PUT	5.000%	2/15/2030	500	544
					3,486
Multiple States (0.5%)
[4]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/2030	1,415	1,313
[4,9]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/2033	1,835	1,607
[4,9]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/2035	1,815	1,605
[4,9]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/2035	1,305	1,119
[4,9]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.750%	11/25/2035	4,685	4,263
[4]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/2036	897	851
[4,9]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/2036	1,210	1,070
[4]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.033%	12/25/2036	4,865	4,877
[4]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.157%	12/25/2038	1,984	1,751
[4]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.143%	1/25/2040	3,422	3,360
[4]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.553%	8/25/2040	1,976	2,008
[4]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.683%	10/25/2040	3,960	4,064
[4]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.155%	5/25/2041	1,483	1,448
[4]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.615%	8/25/2041	13,423	13,654
[4]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.700%	4/25/2042	1,163	1,178
[4]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.095%	11/25/2042	1,992	1,956
[4]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.084%	4/25/2043	2,949	2,573
[4,8,9]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	3.850%	10/1/2025	5,600	5,600
					54,297
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/2027	1,000	1,029
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/2042	1,315	1,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	11/1/2029	10,260	10,993
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 5) PUT	5.000%	10/1/2029	2,030	2,158
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	8/1/2031	4,990	5,395
	Douglas County NB Hospital Authority No. 2 Facilities Revenue (Methodist Healthy System)	5.250%	11/1/2042	600	641
	Douglas County NB Hospital Authority No. 3 Facilities Revenue (Methodist Healthy System)	5.250%	11/1/2043	350	370
	Douglas County NE Educational Facilities Revenue (Creighton University Projects)	5.000%	7/1/2036	1,000	1,129
	Omaha NE Sewer Revenue	5.000%	11/15/2029	2,500	2,508
	Omaha Public Power District NE Electric System Revenue	5.000%	2/1/2042	1,600	1,720
	Omaha Public Power District NE Electric System Revenue	5.000%	2/1/2044	1,000	1,059
	Papillion-La Vista NE School District No. 27 GO	5.000%	12/1/2039	1,540	1,697
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/2034	375	429
					30,516
Nevada (0.3%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/2026	560	568
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/2028	1,220	1,258
	Clark County NV Airport System Revenue	5.000%	7/1/2042	1,000	1,027
	Clark County NV GO	4.000%	6/1/2032	1,505	1,528
	Clark County NV GO	4.000%	6/1/2033	1,000	1,038
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/2036	1,075	1,102
[5]	Clark County NV Highway Improvement Revenue	4.000%	7/1/2040	1,000	992
	Clark County NV Highway Improvement Revenue	3.000%	7/1/2042	2,000	1,686
	Clark County NV Passenger Facility Charge Revenue	5.000%	7/1/2032	1,000	1,076
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/2031	1,500	1,364
	Clark County NV School District GO	5.000%	6/15/2031	1,000	1,127
	Clark County NV School District GO	5.000%	6/15/2032	1,070	1,219
	Clark County NV School District GO	5.000%	6/15/2033	1,065	1,223
[11]	Clark County NV School District GO	3.000%	6/15/2034	1,000	948
[11]	Clark County NV School District GO	3.000%	6/15/2037	1,000	892
	Clark County NV School District GO	3.000%	6/15/2038	1,000	864
	Clark County NV School District GO	3.000%	6/15/2040	1,600	1,339
[5]	Clark County NV School District GO	3.000%	6/15/2041	2,680	2,285
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/2037	1,100	1,215
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/2035	1,870	1,889
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/2038	1,000	1,050
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/2032	1,660	1,680
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/2038	1,695	1,893
[9]	North Las Vegas NV Local Improvement Special Bonds	5.500%	6/1/2037	730	756
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2027	250	259
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2028	250	265
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2032	250	266
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2033	250	265
	Reno-Tahoe NV Airport Authority Revenue	5.000%	7/1/2038	500	549
	Truckee Meadows NV Water Authority Water Revenue Prere.	5.000%	7/1/2026	1,510	1,538
	Washoe County NV School District GO	3.000%	6/1/2040	1,500	1,305
	Washoe County NV School District GO	3.000%	6/1/2042	1,500	1,249
					35,715
New Hampshire (0.4%)
	Manchester NH Sewer Revenue (Green Bonds)	4.000%	6/1/2046	915	851
	Nashua NH GO	3.000%	10/1/2041	1,490	1,325
	National Finance Authority NH Municipal Certificates Revenue	5.150%	9/28/2037	1,000	995
	National Finance Authority NH Municipal Certificates Revenue	3.625%	8/20/2039	1,982	1,854
	National Finance Authority NH Municipal Certificates Revenue	4.168%	1/20/2041	1,245	1,199
	National Finance Authority NH Municipal Certificates Revenue	4.168%	1/20/2041	249	227
	National Finance Authority NH Municipal Certificates Revenue	4.216%	11/20/2042	3,497	3,318
	National Finance Authority NH Municipal Certificates Revenue	4.216%	11/20/2042	999	920
	National Finance Authority NH Municipal Certificates Revenue	4.163%	10/1/2051	1,092	1,045
[9]	National Finance Authority NH Revenue	4.875%	12/1/2033	600	600
	National Finance Authority NH Revenue	4.125%	1/20/2034	5,099	5,126
	National Finance Authority NH Revenue	3.875%	1/20/2038	2,553	2,370
	National Finance Authority NH Revenue	4.250%	7/20/2041	4,913	4,769
	National Finance Authority NH Revenue PUT	4.150%	10/1/2034	1,000	977
	National Finance Authority NH Revenue PUT	4.750%	6/1/2035	1,999	2,027
	National Finance Authority NH Revenue PUT	5.150%	6/1/2035	500	515
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/2042	1,475	1,549
[9]	National Finance Authority NH Revenue (Mirador Project)	6.000%	12/1/2031	1,000	1,006
[9]	National Finance Authority NH Revenue (Princeton Area Projects)	5.500%	12/1/2030	824	833
[9]	National Finance Authority NH Revenue (Tamarron Project)	5.250%	12/1/2035	1,351	1,351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	National Finance Authority NH Revenue (Valencia Project)	5.300%	12/1/2032	1,000	1,003
[9]	National Finance Authority NH Revenue (Wildflower Project)	0.000%	12/15/2033	1,000	613
	National Finance Authority NH Revenue (Winston-Salem Sustainable Energy Partners)	5.000%	12/1/2035	1,615	1,780
	National Finance Authority NH Revenue (Winston-Salem Sustainable Energy Partners)	5.250%	6/1/2042	1,650	1,726
	National Finance Authority NH Revenue (Winston-Salem Sustainable Energy Partners)	5.250%	6/1/2044	1,235	1,277
[9]	National Finance Authority NH Special Revenue (Grand Pines Project)	5.625%	6/1/2039	1,000	1,005
[9]	National Finance Authority NH Specialty Pharmacy Ltd. Obligation Revenue	5.625%	12/15/2033	500	513
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/2036	957	946
	New Hampshire Business Finance Authority Pollution Control Refunding Revenue	4.500%	10/1/2033	1,000	1,046
	New Hampshire Health & Education Facilities Authority Revenue	5.000%	10/1/2034	1,000	1,101
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) PUT	3.300%	8/3/2027	1,000	1,006
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth Health)	5.000%	8/1/2042	1,000	1,054
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth Health)	5.000%	8/1/2044	1,500	1,557
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth-Hitchcock Health)	5.000%	8/1/2034	850	880
					48,364
New Jersey (1.1%)
	Cape May County NJ GO	2.000%	9/15/2030	2,605	2,450
[5]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/2032	1,000	1,125
[5]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/2035	1,000	1,122
	Cherry Hill Township NJ School District Board of Education GO	3.000%	8/1/2032	2,856	2,858
[5]	Clifton NJ Board of Education School Bonds GO	2.000%	8/15/2034	1,500	1,268
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/2036	1,000	796
[11]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/2036	1,390	1,341
[11]	Montclair NJ Township Board of Education Schools GO	3.125%	1/15/2035	965	945
	New Jersey Economic Development Authority Revenue	5.250%	6/15/2027	260	260
	New Jersey Economic Development Authority Revenue	4.000%	7/1/2034	1,105	1,109
	New Jersey Economic Development Authority Revenue	4.000%	6/15/2035	500	507
	New Jersey Economic Development Authority Revenue	5.000%	6/15/2035	2,000	2,073
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/2026	2,000	2,072
[12]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/2026	405	411
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/2040	4,000	4,318
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/2041	5,000	5,361
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/2026	1,325	1,337
[12]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/2027	1,000	1,056
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/2028	1,400	1,482
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/2034	1,000	1,143
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/2035	700	747
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/2037	1,000	811
	New Jersey Educational Facilities Authority Revenue (Princeton University) PUT	5.000%	7/1/2031	1,370	1,527
	New Jersey Educational Facilities Authority Revenue (Princeton University) PUT	5.000%	7/1/2035	1,000	1,149
	New Jersey GO	2.000%	6/1/2031	1,295	1,208
	New Jersey GO	2.000%	6/1/2032	1,230	1,118
	New Jersey GO	2.000%	6/1/2035	1,000	833
	New Jersey Health Care Facilities Financing Authority Revenue	5.000%	7/1/2034	500	539
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/2040	145	126
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/2027	1,000	1,010
	New Jersey Health Care Facilities Financing Authority Revenue (St. Peter's University Hospitals)	5.000%	7/1/2031	1,000	1,088
	New Jersey Housing & Mortgage Finance Agency Multifamily Revenue	3.375%	11/1/2027	280	281
	New Jersey Housing & Mortgage Finance Agency Single Family Revenue	6.500%	4/1/2056	560	634
	New Jersey State Turnpike Authority Revenue	5.000%	1/1/2043	2,000	2,130
	New Jersey State Turnpike Authority Revenue	5.000%	1/1/2044	1,000	1,060
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/2030	1,000	1,016
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2035	1,000	1,111
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2040	1,000	1,066
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2040	565	605
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2041	1,000	1,066
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/2042	1,750	1,653
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2042	1,000	1,058
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2027	1,000	1,053
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2028	1,000	1,065
[5]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/2029	1,700	1,510
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2030	1,285	1,377
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2031	1,000	1,070
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2032	2,360	2,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2033	3,000	3,421
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2033	1,115	1,178
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2034	2,500	2,858
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2034	1,640	1,725
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2035	2,845	3,234
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2037	1,250	1,388
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2040	1,155	1,249
[12]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2030	1,365	1,171
[12,18]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2031	265	220
[5]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2032	1,000	796
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	12/15/2032	1,000	1,061
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2034	1,000	724
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2034	1,310	948
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	4.000%	6/15/2035	500	510
[13]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2035	1,490	1,022
[13]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2036	2,905	1,892
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2036	1,000	653
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2038	3,000	1,753
[13]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/2026	1,455	1,407
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/2027	5,260	5,538
[12]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/2031	2,000	1,652
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/2038	1,500	1,628
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/2039	3,175	1,757
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2027	1,000	1,030
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2028	300	308
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2033	1,000	1,143
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2033	1,500	1,715
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2034	1,000	1,151
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2034	3,080	3,544
[6]	New Jersey Turnpike Authority Revenue	5.000%	1/1/2034	1,000	1,150
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2036	1,300	1,493
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2044	1,000	1,067
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2026	1,825	1,851
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2027	3,200	3,312
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2030	1,555	1,635
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2031	1,000	1,047
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2032	1,000	1,043
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2035	1,570	1,615
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2036	1,500	1,536
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2037	1,000	1,020
					127,065
New Mexico (0.2%)
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/2029	1,000	946
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/2029	1,550	1,467
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/2033	2,675	2,310
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.900%	6/1/2028	875	887
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/2029	610	620
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/2029	110	112
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/2029	165	168
	Farmington NM Pollution Control Revenue (Southern California Edison Co.)	1.800%	4/1/2029	1,000	947
[8]	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	3.700%	10/1/2025	3,800	3,800
	New Mexico Mortgage Finance Authority Revenue	3.000%	1/1/2052	760	750
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	11/1/2030	7,380	7,947
					19,954
New York (7.2%)
	Battery Park City NY Authority Revenue	5.000%	11/1/2038	750	798
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/2030	700	714
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/2032	1,430	1,113
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/2033	1,500	1,113
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/2035	470	315
	Build NY Resource Corp. Revenue	5.000%	7/1/2032	325	344
	Build NY Resource Corp. Revenue	5.000%	7/1/2034	415	444
	Build NY Resource Corp. Revenue	5.000%	7/1/2035	550	584
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/2032	1,110	1,174
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/2031	425	468
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/2033	200	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/2034	240	242
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/2037	555	552
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/2041	650	607
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/2030	500	523
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/2035	700	748
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/2035	10,000	10,267
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/2036	1,500	1,537
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/2037	520	532
	Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/2042	1,000	971
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/2035	1,095	1,150
	Long Island Power Authority NY Electric System Revenue PUT	1.500%	9/1/2026	1,360	1,340
	Long Island Power Authority NY Electric System Revenue PUT	3.000%	9/1/2028	3,155	3,139
	Long Island Power Authority NY Electric System Revenue PUT	3.000%	9/1/2029	1,000	1,010
	Metropolitan Transportation Authority NY Dedicated Tax Green Bonds	5.000%	11/15/2043	1,000	1,067
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2029	4,070	4,430
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2030	1,675	1,772
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2030	1,935	2,140
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2031	300	335
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2031	1,710	1,909
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2032	1,000	1,013
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2032	555	625
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2033	2,500	2,843
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2033	1,645	1,871
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2034	2,500	2,603
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2034	2,685	3,067
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2034	1,105	1,262
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	2,275	2,362
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	4,915	5,107
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	1,000	1,029
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	1,565	1,766
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2038	2,000	1,987
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2039	1,100	1,187
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2040	810	781
[5]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2040	1,000	1,032
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2040	1,000	1,064
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2040	1,030	1,099
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2040	1,320	1,413
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2041	920	975
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2041	3,090	3,283
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2042	1,500	1,380
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2042	800	738
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2042	2,435	2,252
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2042	625	658
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2042	910	961
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2043	1,000	913
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2043	500	510
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2043	100	105
[11]	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2044	1,700	1,561
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2044	1,800	1,874
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2044	405	422
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2045	3,000	2,684
[8]	Metropolitan Transportation Authority NY Revenue VRDO	3.500%	10/1/2025	4,800	4,800
[8]	Metropolitan Transportation Authority NY Revenue VRDO	3.850%	10/1/2025	3,690	3,690
[8]	Metropolitan Transportation Authority NY Revenue VRDO	3.850%	10/1/2025	6,100	6,100
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2031	1,970	2,047
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/2039	2,120	2,017
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/2028	555	588
	New York City NY GO	5.000%	8/1/2027	1,000	1,047
	New York City NY GO	5.000%	8/1/2030	1,000	1,114
	New York City NY GO	5.000%	8/1/2031	1,000	1,128
	New York City NY GO	5.000%	8/1/2031	100	113
	New York City NY GO	5.000%	8/1/2032	1,000	1,137
	New York City NY GO	5.000%	8/1/2032	1,000	1,016
	New York City NY GO	5.000%	8/1/2032	1,925	2,188
	New York City NY GO	5.000%	8/1/2032	1,000	1,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY GO	5.000%	12/1/2032	1,755	1,794
	New York City NY GO	5.000%	8/1/2033	1,020	1,169
	New York City NY GO	5.000%	10/1/2034	2,975	3,196
	New York City NY GO	5.000%	12/1/2035	1,120	1,139
	New York City NY GO	5.000%	10/1/2036	3,875	3,998
	New York City NY GO	5.000%	8/1/2037	1,035	1,167
	New York City NY GO	5.000%	9/1/2037	1,250	1,389
	New York City NY GO	4.000%	10/1/2037	6,640	6,671
	New York City NY GO	5.000%	2/1/2038	1,000	1,114
	New York City NY GO	5.000%	8/1/2038	2,000	2,225
	New York City NY GO	5.000%	2/1/2039	1,455	1,606
	New York City NY GO	5.000%	4/1/2039	2,260	2,336
	New York City NY GO	5.000%	8/1/2039	1,625	1,697
	New York City NY GO	5.000%	8/1/2039	2,000	2,165
	New York City NY GO	5.000%	8/1/2039	2,000	2,207
	New York City NY GO	4.000%	3/1/2040	1,000	990
	New York City NY GO	5.000%	4/1/2040	3,095	3,348
	New York City NY GO	5.000%	8/1/2040	875	941
	New York City NY GO	5.000%	8/1/2040	1,810	1,984
	New York City NY GO	5.000%	9/1/2040	1,760	1,910
	New York City NY GO	5.250%	9/1/2040	6,000	6,502
	New York City NY GO	3.000%	3/1/2041	1,210	1,008
	New York City NY GO	4.000%	3/1/2041	1,000	977
	New York City NY GO	4.000%	4/1/2041	2,715	2,652
	New York City NY GO	5.000%	4/1/2041	3,000	3,194
	New York City NY GO	5.250%	5/1/2041	1,250	1,340
	New York City NY GO	5.000%	8/1/2041	1,250	1,334
	New York City NY GO	5.000%	8/1/2041	1,370	1,482
	New York City NY GO	5.000%	2/1/2042	1,000	1,076
	New York City NY GO	4.000%	4/1/2042	3,000	2,884
	New York City NY GO	5.250%	5/1/2042	3,550	3,785
	New York City NY GO	5.000%	8/1/2042	2,000	2,079
	New York City NY GO	5.000%	9/1/2042	1,955	2,093
	New York City NY GO	5.250%	10/1/2042	1,000	1,070
	New York City NY GO	5.000%	4/1/2043	1,000	1,061
	New York City NY GO	5.250%	4/1/2043	1,000	1,071
	New York City NY GO	5.000%	3/1/2044	1,000	1,054
	New York City NY GO	5.000%	4/1/2044	4,540	4,787
	New York City NY GO	5.000%	8/1/2045	2,500	2,616
	New York City NY GO	5.000%	8/1/2047	1,000	1,022
[8]	New York City NY GO VRDO	3.500%	10/1/2025	8,660	8,660
[8]	New York City NY GO VRDO	3.850%	10/1/2025	2,100	2,100
	New York City NY Health & Hospitals Corp. Revenue	5.000%	2/15/2038	1,175	1,310
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	12/15/2031	100	103
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.375%	12/15/2031	100	103
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/2038	670	649
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/2040	2,000	1,527
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/2026	1,000	993
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/2026	1,000	998
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	4.300%	11/1/2028	1,000	1,022
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	3.750%	7/2/2029	1,055	1,074
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	3.950%	7/2/2029	625	641
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/2026	1,000	1,000
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/2026	1,000	1,000
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	12/30/2027	2,000	2,002
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.625%	7/1/2028	1,975	1,999
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	7/3/2028	1,400	1,423
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.730%	12/29/2028	1,000	1,004
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/2039	785	680
[5]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/2031	1,250	1,295
[5]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/2038	2,000	1,800
[5]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/2036	2,000	1,882
[8]	New York City NY Industrial Development Agency Special Facility Revenue VRDO	3.500%	10/1/2025	900	900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/2033	1,000	1,040
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2036	2,000	2,004
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2036	1,000	1,169
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2038	1,000	1,033
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2039	2,500	2,636
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2040	2,000	2,069
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2040	2,500	2,572
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/2042	4,745	4,572
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2043	215	228
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/2045	3,100	2,898
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/2045	1,100	1,029
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.125%	6/15/2046	3,000	2,862
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2046	210	222
[8]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.500%	10/1/2025	2,000	2,000
[8]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.650%	10/1/2025	1,400	1,400
[8]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.650%	10/1/2025	3,650	3,650
[8]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.700%	10/1/2025	2,700	2,700
[8]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.700%	10/1/2025	200	200
[8]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.850%	10/1/2025	2,100	2,100
[8]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.850%	10/1/2025	11,460	11,460
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2030	870	875
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2035	1,635	1,716
[6]	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2035	1,000	1,159
	New York City NY Transitional Finance Authority Building AID Revenue	5.250%	7/15/2035	1,525	1,611
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2036	3,250	3,401
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2036	1,455	1,662
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2037	1,000	1,125
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/2038	1,750	1,755
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2040	1,265	1,390
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2041	1,060	1,158
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2043	1,000	1,024
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2043	1,000	1,068
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2029	1,000	1,088
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2029	1,000	1,088
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2030	1,500	1,666
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2030	1,000	1,110
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2030	1,000	1,121
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/2031	2,445	2,463
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2032	1,800	2,051
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2032	1,500	1,502
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2033	1,000	1,147
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2034	1,710	1,735
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2034	1,565	1,567
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2035	1,525	1,579
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/2035	2,500	2,542
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2035	1,745	1,747
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/2035	1,000	1,129
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2036	1,580	1,627
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/2036	1,235	1,241
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2037	1,680	1,732
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/2038	1,250	1,250
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2039	2,740	2,833
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2040	1,485	1,534
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2040	1,000	1,089
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2041	1,000	1,083
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/2041	1,000	1,112
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2041	1,000	1,083
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/2042	2,195	2,112
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2042	1,750	1,875
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/2042	1,000	1,104
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2043	2,425	2,574
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/2044	1,000	1,093
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2028	2,610	2,809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2029	1,000	1,099
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2032	1,245	1,419
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2032	1,500	1,717
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2032	1,000	1,145
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2033	1,485	1,703
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/2034	2,895	3,046
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2034	1,000	1,155
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/2035	2,015	2,114
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2036	110	121
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2036	2,000	2,051
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2036	1,145	1,302
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2036	1,085	1,248
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/2036	2,325	2,432
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2036	2,595	2,953
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2036	1,000	1,074
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2037	1,000	1,132
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/2037	250	252
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2037	1,110	1,238
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2037	2,260	2,534
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2037	1,165	1,306
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/2038	200	201
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2038	1,140	1,278
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/2038	2,370	2,372
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/2039	3,000	2,992
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2039	1,020	1,095
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/2039	2,000	1,989
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2040	545	580
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/2040	1,500	1,288
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2041	1,545	1,632
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2041	1,090	1,189
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/2041	1,000	836
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/2041	8,000	8,630
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/2042	2,900	2,792
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2042	510	536
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2042	2,000	2,119
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2042	1,075	1,150
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2042	1,570	1,666
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2042	1,085	1,170
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2043	1,000	1,012
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2043	2,000	2,141
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/2043	1,000	954
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2043	1,605	1,714
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2044	1,395	1,475
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2044	5,000	5,288
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2044	1,000	1,058
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2045	2,000	2,096
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2045	2,000	2,104
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2046	2,000	2,094
[8]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	3.500%	10/1/2025	300	300
[8]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	3.700%	10/1/2025	2,900	2,900
[8]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	3.850%	10/1/2025	3,000	3,000
[8]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	3.900%	10/1/2025	1,150	1,150
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/2035	1,500	1,574
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/2036	5,710	5,973
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/2038	1,675	1,738
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/2039	1,335	1,393
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	4.000%	12/1/2033	1,000	1,030
	New York Energy Finance Development Corp. Supply Revenue PUT	5.000%	12/1/2033	9,180	9,806
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/2042	500	412
[11]	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/2042	2,000	1,660
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	2.750%	2/15/2044	1,000	734
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/2031	1,500	1,328
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/2032	1,900	1,676
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/2033	1,440	1,252
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/2034	1,500	1,288
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/2035	1,400	1,185
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/2036	950	795
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/2041	3,050	2,363
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/2043	405	326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	2,815	2,612
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/2025	1,135	1,138
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/2031	1,445	1,470
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/2030	2,500	2,696
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/2032	1,000	799
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/2033	1,545	1,561
	New York Power Authority Green Revenue	5.000%	11/15/2033	1,000	1,174
[5]	New York Power Authority Green Transmission Revenue	5.000%	11/15/2028	1,000	1,086
[5]	New York Power Authority Green Transmission Revenue	5.000%	11/15/2048	1,000	1,041
[13]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/2027	500	524
[11]	New York State Dormitory Authority Revenue	5.000%	10/1/2031	1,000	1,110
	New York State Dormitory Authority Revenue	5.000%	7/1/2032	2,000	2,080
	New York State Dormitory Authority Revenue	5.000%	7/1/2032	10,850	11,008
	New York State Dormitory Authority Revenue	3.000%	10/1/2032	1,000	990
	New York State Dormitory Authority Revenue	5.000%	7/1/2033	730	808
	New York State Dormitory Authority Revenue	5.000%	7/1/2033	1,000	1,131
	New York State Dormitory Authority Revenue	5.000%	10/1/2033	2,265	2,301
	New York State Dormitory Authority Revenue	5.000%	10/1/2033	500	546
	New York State Dormitory Authority Revenue	5.000%	11/1/2033	1,730	1,887
	New York State Dormitory Authority Revenue	5.000%	7/1/2035	1,000	1,169
	New York State Dormitory Authority Revenue	4.000%	7/1/2036	4,880	5,023
	New York State Dormitory Authority Revenue	5.000%	7/1/2036	1,000	1,154
	New York State Dormitory Authority Revenue	4.000%	7/1/2037	3,220	3,284
	New York State Dormitory Authority Revenue	5.000%	7/1/2037	685	782
[5]	New York State Dormitory Authority Revenue	5.000%	10/1/2037	2,500	2,720
[5]	New York State Dormitory Authority Revenue	5.000%	10/1/2037	1,635	1,828
	New York State Dormitory Authority Revenue	5.000%	7/1/2038	1,000	1,125
	New York State Dormitory Authority Revenue	4.000%	5/1/2040	1,260	1,212
	New York State Dormitory Authority Revenue	5.250%	7/1/2040	1,000	1,091
	New York State Dormitory Authority Revenue	5.000%	7/1/2041	1,350	1,459
	New York State Dormitory Authority Revenue	5.000%	7/1/2043	1,010	1,070
	New York State Dormitory Authority Revenue PUT	5.000%	7/1/2032	750	837
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/2028	1,000	1,001
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/2032	1,000	1,000
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/2027	1,895	1,951
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/2029	550	572
	New York State Dormitory Authority Revenue (Northwell Obligated Group)	5.000%	5/1/2037	1,000	1,095
	New York State Dormitory Authority Revenue (Northwell Obligated Group)	4.000%	5/1/2038	500	494
	New York State Dormitory Authority Revenue (Northwell Obligated Group)	5.000%	5/1/2043	1,000	1,035
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2029	1,000	1,085
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2030	1,050	1,164
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/2031	2,000	2,061
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2031	2,000	2,256
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2031	1,130	1,275
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/2033	1,975	1,994
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2034	8,000	8,007
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/2035	1,000	1,004
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/2035	3,000	3,225
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2036	4,000	4,054
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2037	2,270	2,292
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/2038	3,400	3,092
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2038	475	535
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/2039	2,000	2,002
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/2039	2,000	2,040
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/2039	3,000	2,631
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2039	1,500	1,501
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2039	1,000	1,086
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/2040	3,000	2,572
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2040	1,000	986
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2040	1,180	1,163
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2040	1,420	1,542
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2042	7,980	7,659
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2042	3,000	3,203
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2043	1,120	1,057
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2043	2,000	1,888
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2043	1,000	1,062
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2043	615	659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/2027	10	10
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	3/15/2032	70	76
	New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/2030	4,000	4,441
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	1,480	1,529
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,795	1,832
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,460	1,681
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	2,035	2,357
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	1,420	1,421
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	2,000	2,036
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	1,000	1,162
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	1,500	1,561
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	2,160	2,241
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,500	2,571
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,000	2,093
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	2,000	2,072
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2044	2,000	2,080
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	2,750	2,872
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	5,310	5,528
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/2029	1,000	1,001
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	4.000%	4/1/2034	1,250	1,277
	New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp. Project)	3.750%	5/15/2032	500	514
	New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp. Project)	3.800%	8/1/2032	1,000	1,030
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/2043	1,730	1,863
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.250%	6/15/2045	2,500	2,720
	New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/2036	1,550	1,271
	New York State Housing Finance Agency Revenue	2.200%	11/1/2036	875	709
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/2027	1,420	1,409
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/2027	335	333
[16]	New York State Housing Finance Agency Revenue PUT	3.100%	11/1/2027	1,070	1,070
	New York State Housing Finance Agency Revenue PUT	4.500%	11/1/2028	1,000	1,001
	New York State Housing Finance Agency Revenue PUT	3.450%	5/1/2029	1,000	1,005
	New York State Housing Finance Agency Revenue PUT	3.600%	5/1/2029	1,475	1,487
	New York State Housing Finance Agency Revenue PUT	3.600%	5/1/2029	1,000	1,011
	New York State Housing Finance Agency Revenue PUT	3.800%	5/1/2029	2,425	2,426
	New York State Housing Finance Agency Revenue PUT	3.450%	11/1/2029	1,750	1,755
	New York State Housing Finance Agency Revenue PUT	3.500%	5/1/2030	525	531
	New York State Housing Finance Agency Revenue PUT	3.570%	11/1/2031	2,045	2,086
	New York State Housing Finance Agency Revenue PUT	3.600%	4/1/2032	1,000	1,020
	New York State Housing Finance Agency Revenue PUT	3.950%	1/1/2035	4,520	4,550
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.300%	12/15/2028	100	100
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.350%	6/15/2029	500	502
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.350%	12/15/2029	100	101
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	6,200	5,829
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	2,505	2,341
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/2050	1,290	1,284
	New York State Thruway Authority General Revenue	4.000%	1/1/2041	1,000	978
	New York State Thruway Authority General Revenue	4.000%	1/1/2042	1,000	968
	New York State Thruway Authority General Revenue	4.000%	1/1/2045	1,675	1,562
	New York State Thruway Authority Revenue	5.000%	1/1/2036	1,045	1,120
	New York State Thruway Authority Revenue	5.000%	3/15/2040	1,325	1,426
	New York State Thruway Authority Revenue (Personal Income Tax)	4.000%	3/15/2042	1,000	966
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2031	1,420	1,422
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2033	2,010	2,027
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2036	2,000	2,051
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2037	2,000	2,047
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/2040	1,590	1,566
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/2041	1,000	975
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/2042	1,490	1,432
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/2042	2,000	1,923
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2043	5,000	5,169
	New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/2030	1,015	1,132
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/2041	3,000	2,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/2042	4,000	3,269
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/2043	225	214
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/2044	2,630	2,483
	New York Transportation Development Corp. Special Facility Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	1,400	1,300
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/2033	350	371
	Onondaga NY Civic Development Corp. Revenue (Syracuse University Project)	5.250%	12/1/2042	695	771
	Port Authority of New York & New Jersey Revenue	3.000%	12/1/2032	2,000	2,013
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/2036	1,230	1,293
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/2036	2,295	2,441
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/2037	1,495	1,707
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/2039	2,030	2,280
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/2040	1,000	1,088
	Port Authority of New York & New Jersey Revenue	5.000%	1/15/2041	500	548
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/2041	1,000	1,092
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/2041	1,875	2,068
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/2042	1,000	1,085
	Rockland County NY Economic Assistance Corp. Revenue (Secours Charity Health System Inc.)	7.250%	11/1/2045	1,000	1,069
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/2027	1,370	1,372
	Suffolk County NY Public Improvement GO	3.000%	10/15/2040	1,000	897
	Suffolk County NY Public Improvement GO	3.000%	10/15/2041	1,000	878
	Suffolk NY Regional Off-Track Betting Corp. Revenue	5.000%	12/1/2034	500	513
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/2029	1,870	1,925
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/2034	3,745	3,810
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/2030	450	460
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/2031	460	471
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/2032	285	291
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2027	5,000	5,213
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/2032	1,000	1,141
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/2034	1,000	1,147
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/2034	8,000	9,295
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	0.000%	11/15/2036	1,000	658
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2040	1,000	1,069
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.250%	11/15/2040	1,000	1,110
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2045	1,355	1,423
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2046	1,920	2,008
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/2026	1,000	993
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/2028	1,500	1,441
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/2030	1,000	861
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/2032	1,130	904
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2036	1,000	1,026
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2037	2,000	2,048
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2038	1,750	1,962
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2040	1,450	1,586
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2041	1,000	1,090
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2042	2,000	2,032
[8]	Triborough Bridge & Tunnel Authority New York Revenue VRDO	3.500%	10/1/2025	1,400	1,400
	Triborough Bridge & Tunnel Authority NY Real Estate Transfer Tax Revenue	5.000%	12/1/2033	1,000	1,158
	Triborough Bridge & Tunnel Authority NY Real Estate Transfer Tax Revenue	5.000%	12/1/2044	1,500	1,580
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2040	1,835	1,988
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	1,000	956
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/2035	1,945	1,951
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/2036	2,450	2,456
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/2039	1,570	1,619
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/2040	515	572
	Westchester County NY Local Development Corp. Revenue (Health Care Project)	6.500%	11/1/2030	1,500	1,560
	Westchester County NY Local Development Corp. Revenue (Health Care Project)	7.250%	11/1/2045	1,500	1,603
[9]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	5.000%	7/1/2036	700	712
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/2031	1,085	1,059
[5]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/2032	1,000	1,116
[5]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/2033	1,250	1,398
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/2028	1,400	1,445
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/2033	1,500	1,533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Yonkers NY GO	5.000%	11/15/2038	500	549
					815,636
North Carolina (0.4%)
	Charlotte NC Airport Revenue	5.000%	7/1/2041	2,000	2,140
	Charlotte NC GO	5.000%	7/1/2042	2,950	3,160
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/2042	1,000	1,087
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	3.250%	6/15/2027	770	775
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/2029	1,625	1,525
[8]	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue VRDO	3.700%	10/1/2025	6,800	6,800
[5]	Fayetteville NC State University Revenue	5.000%	4/1/2043	2,720	2,784
[6]	Henderson County NC Revenue	5.000%	10/1/2036	450	516
[6]	Henderson County NC Revenue	5.000%	10/1/2037	660	745
	Inlivian NC Multifamily Tax-Exempt Mortgage Backed Revenue	4.450%	6/1/2041	995	1,010
	North Carolina Housing Finance Agency Homeownership Revenue	5.500%	1/1/2054	900	969
	North Carolina Ltd. Obligation Revenue	3.000%	5/1/2033	1,000	992
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2037	1,890	2,114
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2038	1,250	1,384
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2039	3,575	3,921
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2041	1,000	1,071
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System) PUT	5.000%	6/4/2030	1,300	1,422
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/2040	800	737
	North Carolina Medical Care Commission Retirement Facilities Revenue (Penick Village Project)	5.000%	9/1/2034	115	120
[5]	North Carolina Turnpike Authority Revenue	0.000%	1/1/2034	1,000	751
[5]	North Carolina Turnpike Authority Revenue	5.000%	1/1/2038	30	31
	North Carolina Turnpike Authority Revenue	4.000%	1/1/2039	2,000	2,003
	Pender County NC GO	3.000%	3/1/2039	2,000	1,813
	Raleigh NC Combined Enterprise System Revenue	5.000%	9/1/2028	325	350
	University of North Carolina at Charlotte Revenue	4.000%	10/1/2035	400	406
	University of North Carolina at Charlotte Revenue	3.000%	10/1/2036	1,600	1,493
	Wake County NC Revenue	5.000%	5/1/2040	1,000	1,106
	Western California University General Revenue	3.000%	4/1/2036	1,480	1,397
					42,622
North Dakota (0.1%)
	Cass County ND Joint Water Resource District Revenue	3.450%	4/1/2027	1,115	1,116
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/2025	1,210	1,211
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/2029	445	470
[5]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/2039	1,000	838
[5]	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/2039	475	502
	Horace ND GO	4.500%	5/1/2039	600	601
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/2053	855	910
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	6.000%	1/1/2056	465	515
					6,163
Ohio (1.2%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/2029	1,300	1,367
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/2037	2,200	2,215
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	11/1/2039	1,000	1,086
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	11/1/2040	1,500	1,620
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/2040	1,200	1,158
[8]	Allen County OH Hospital Facilities Revenue (Mercy Health) VRDO	3.900%	10/1/2025	14,760	14,760
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.000%	2/15/2029	1,250	1,347
	Bowling Green State University Ohio Revenue	5.000%	6/1/2026	400	406
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/2035	1,150	1,206
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/2032	2,015	2,048
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/2026	725	728
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/2027	380	383
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/2034	335	323
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/2038	365	366
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/2037	1,000	1,062
[5]	Columbus OH City School District GO	0.000%	12/1/2029	1,000	891
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	12/1/2034	590	597
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/2036	1,000	1,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbus OH Metropolitan Housing Authority Revenue	4.625%	8/1/2036	1,100	1,128
	Columbus OH Regional Airport Authority Revenue	5.000%	1/1/2041	500	538
	Columbus OH Regional Airport Authority Revenue	5.000%	1/1/2044	500	527
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/2032	1,000	1,014
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/2030	680	698
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/2039	715	714
[8]	Franklin County OH Hospital Revenue (Nationwide Childrens Hospital) VRDO	3.700%	10/1/2025	9,850	9,850
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/2031	1,100	1,194
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2028	830	887
	Hamilton County OH Health Care Facilities Revenue	5.000%	6/1/2034	1,000	1,085
	Hamilton County OH Health Care Improvement & Refunding Revenue (Life Enriching Communities Project)	5.250%	1/1/2045	145	145
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/2036	1,000	1,020
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/2028	625	658
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	8/1/2035	2,740	2,967
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.500%	8/1/2040	1,750	1,854
	Hamilton County OH Sewer System Revenue	5.000%	12/1/2030	500	561
	Lancaster Port Authority OH Gas Supply Revenue PUT	5.000%	8/1/2030	810	870
	Miami Valley OH Career Technology Center GO	5.000%	12/1/2025	880	883
	Montgomery County OH Health Care Facilities Revenue	5.000%	9/1/2039	525	557
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/2034	900	852
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/2040	1,000	836
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/2038	1,000	955
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/2042	1,000	897
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/2031	2,290	2,425
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/2037	2,590	2,671
	North Ridgeville OH City School District GO	5.000%	12/1/2040	625	650
	Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/2027	500	509
	Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/2027	730	744
	Ohio Air Quality Development Authority Revenue (FirstEnergy Generation Project)	3.375%	8/1/2029	2,000	1,973
	Ohio Air Quality Development Authority Revenue (Valley Electric Corp. Project)	3.250%	9/1/2029	305	302
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/2033	1,605	1,659
	Ohio GO	5.000%	5/1/2033	1,010	1,062
	Ohio GO	5.000%	3/1/2035	1,000	1,024
	Ohio GO	5.000%	5/1/2035	770	862
	Ohio GO	5.000%	5/1/2036	600	665
	Ohio GO	5.000%	3/1/2038	2,000	2,034
	Ohio Housing Finance Agency Multifamily Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	570	575
	Ohio Housing Finance Agency Residential Mortgage Revenue	5.500%	3/1/2053	850	902
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/2035	1,320	1,389
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/2037	2,240	2,340
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/2026	925	936
	Ohio State Higher Educational Facility Commission Revenue	4.000%	12/1/2037	1,050	989
[8]	Ohio State Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	3.850%	10/1/2025	1,200	1,200
	Ohio State Higher Educational Facility Commission Revenue (John Carroll University)	4.000%	10/1/2045	1,000	826
	Ohio State Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	2/1/2036	750	856
	Ohio State Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/2033	345	382
[8]	Ohio State Hospital Facilities Revenue (Cleveland Clinic Health System) VRDO	3.450%	10/1/2025	14,600	14,600
	Ohio State Hospital Revenue (Cleveland Clinic Health System Obligated Group) PUT	2.750%	5/1/2028	1,000	995
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/2032	1,000	1,127
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/2035	1,375	1,567
	Ohio State Hospital Revenue (Cleveland Clinic Health System) Prere.	5.000%	10/1/2034	35	40
	Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/2033	105	111
	Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/2035	500	522
	Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/2055	480	524
	Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/2056	250	278
	Ohio Turnpike Commission Revenue	5.000%	2/15/2043	2,500	2,515
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/2035	1,310	1,356
	Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/2043	1,000	463
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2037	2,425	2,753
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2038	5,000	5,618
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2042	1,100	1,190
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2043	1,230	1,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2044	1,000	1,070
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2044	1,650	1,776
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/2026	1,850	1,904
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/2027	1,485	1,548
	Port of Greater Cincinnati Development Authority Ohio Revenue	5.000%	12/1/2039	1,490	1,629
	Princeton OH City School District GO	0.000%	12/1/2041	1,000	467
	Summit County OH Development Finance Authority Parking System Revenue	5.500%	12/1/2043	200	209
	University of Cincinnati OH Revenue	5.000%	6/1/2043	4,000	4,211
[8,9]	University of Toledo Revenue TOB VRDO	3.950%	10/1/2025	2,045	2,045
					140,083
Oklahoma (0.2%)
	Grand River Dam Authority Revenue	5.000%	6/1/2042	1,000	1,069
	Lawton OK Industrial Development Authority Sales Tax Revenue	5.000%	7/1/2039	230	248
	Lawton OK Industrial Development Authority Sales Tax Revenue	5.000%	7/1/2040	135	144
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/2028	1,245	1,223
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/2038	985	987
	Oklahoma Capitol Improvement Authority Facilities Revenue Prere.	4.000%	7/1/2028	15	16
	Oklahoma Capitol Improvement Authority State Highways Capital Improvement Revenue	5.000%	7/1/2040	1,000	1,097
	Oklahoma City OK GO	4.000%	3/1/2039	1,420	1,448
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/2028	1,500	1,566
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/2033	1,030	1,064
	Oklahoma State Industries Authority Educational Facilities Lease Revenue	5.000%	4/1/2031	1,235	1,373
	Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/2035	460	474
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/2035	1,450	1,451
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2036	1,000	1,146
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2037	2,020	2,032
[6]	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2040	1,000	1,104
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2041	1,000	1,087
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2044	1,000	1,063
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/2031	1,500	1,574
	Tulsa OK Metropolitan Utility Authority Revenue	4.000%	4/1/2037	750	768
[11]	University of Oklahoma Revenue	5.000%	7/1/2040	700	757
[11]	University of Oklahoma Revenue	5.000%	7/1/2041	865	928
[11]	University of Oklahoma Revenue	5.000%	7/1/2042	865	920
[11]	University of Oklahoma Revenue	5.000%	7/1/2043	920	970
					24,509
Oregon (0.6%)
	Clackamas County OR Community College District GO	5.000%	6/15/2034	1,145	1,330
	Clackamas County OR School District No. 12 GO	0.000%	6/15/2038	1,340	752
	Clackamas County OR School District No. 12 GO Prere.	0.000%	6/15/2027	160	94
	Clackamas County OR School District No. 62 GO	0.000%	6/15/2029	230	208
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/2033	1,140	1,175
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/2031	750	630
[19]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2034	1,000	1,090
[5]	Medford OR Hospital Facilities Authority Revenue (Asante Projects)	4.000%	8/15/2045	1,000	916
[8,9]	Medford OR Hospital Facilities Authority Revenue (Asante Projects) TOB VRDO	3.900%	10/1/2025	5,000	5,000
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/2037	1,000	911
	Oregon Department of Transportation Grant Anticipation Revenue	5.000%	5/15/2033	500	579
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2032	2,000	2,308
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2034	5,000	5,837
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2040	1,050	1,111
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2042	5,125	5,321
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/2033	1,000	1,009
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/2027	450	462
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/2027	450	462
	Oregon GO	5.000%	5/1/2036	5,000	5,113
	Oregon GO	5.000%	5/15/2036	450	486
	Oregon GO	5.000%	5/1/2039	1,650	1,848
	Oregon GO	5.000%	5/1/2041	1,900	2,066
	Oregon GO	5.250%	6/1/2042	1,000	1,111
	Oregon Health & Science University Revenue	4.000%	7/1/2036	2,000	2,010
	Oregon Housing & Community Services Department Mortgage Revenue	3.930%	10/1/2036	1,915	1,921
	Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/2051	795	805
	Oregon Housing & Community Services Department Mortgage Revenue	5.500%	7/1/2053	1,485	1,600
	Oregon State Business Development Commission Revenue PUT	3.800%	6/15/2028	1,570	1,591
	Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/2037	1,000	1,140
	Oregon State Department Administrative Services Lottery Revenue	5.250%	4/1/2043	1,450	1,594
	Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/2030	1,535	1,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Portland OR Sewer System Revenue	5.000%	6/1/2029	1,000	1,092
	Portland OR Sewer System Revenue	5.000%	10/1/2041	500	546
	Portland OR Tax GO (Portland Building Project)	5.000%	6/15/2040	1,880	1,937
	Portland OR Water System Revenue	2.000%	5/1/2042	2,000	1,348
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/2033	540	554
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/2038	500	504
	Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/2036	1,000	944
	Union County OR Hospital Facility Authority Revenue	5.000%	7/1/2038	1,580	1,618
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/2036	1,305	1,337
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/2037	2,442	1,522
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/2038	1,400	833
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/2043	1,400	613
	Washington Multnomah & Yamhill Counties Hillsboro School District No. 1 GO	5.000%	6/15/2035	2,400	2,463
					67,466
Pennsylvania (2.2%)
	Abington PA School District GO	4.000%	10/1/2039	2,500	2,476
	Adams County PA General Authority College Revenue	5.000%	8/15/2033	1,000	1,073
	Adams County PA General Authority College Revenue	5.000%	8/15/2040	1,260	1,347
	Allegheny County PA GO	4.000%	11/1/2030	1,025	1,037
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/2034	550	556
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2027	1,010	1,042
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2032	1,000	1,046
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2033	1,000	1,043
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/2038	2,400	2,312
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/2032	900	1,031
	Allegheny County PA Sanitary Authority Sewer Revenue	3.000%	6/1/2039	1,410	1,225
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/2041	1,185	1,159
[9]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2027	150	153
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2029	900	953
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2030	1,260	1,354
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2031	500	544
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2032	1,075	1,176
[9]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2033	1,000	1,027
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2035	1,035	1,106
[9]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.375%	5/1/2042	2,000	2,005
[11]	Allentown PA School District GO	5.000%	6/1/2031	1,000	1,014
	Bethel Park PA School District GO	4.000%	8/1/2034	1,100	1,134
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	4.000%	10/1/2035	1,000	991
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	5.000%	10/1/2037	1,105	1,163
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/2030	1,735	1,793
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/2030	750	805
	Centennial PA School District Bucks County GO	5.000%	12/15/2029	1,445	1,589
	Chester County Industrial Development Authority Revenue	4.000%	12/1/2039	3,000	2,975
[11]	Coatesville PA Area School District Building GO	0.000%	10/1/2034	450	312
[11]	Coatesville PA Area School District GO	4.250%	11/15/2039	2,000	2,010
[5]	Coatesville PA Area School District GO	5.250%	11/15/2043	1,000	1,049
[11]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/2026	335	335
[11]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/2027	365	365
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/2026	500	507
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/2026	1,000	1,015
	Commonwealth Financing Authority Pennsylvania Tobacco Master Settlement Payment Revenue	5.000%	6/1/2035	1,515	1,574
	Cumberland County PA Municipal Authority Revenue	4.000%	11/1/2044	2,000	1,818
[9]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/2030	840	733
	Delaware PA GO	5.000%	8/1/2039	420	455
[8]	Delaware Valley PA Regional Finance Authority Local Government Revenue VRDO	3.900%	10/1/2025	900	900
	DuBois PA Hospital Authority Revenue (Penn Highlands Healthcare)	5.000%	7/15/2031	1,455	1,474
[11,13]	Erie PA Sewer Authority Revenue	0.000%	12/1/2025	85	85
[11,13]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/2025	1,165	1,159
[11]	Gateway PA School District Alleghany County GO	3.000%	10/15/2037	1,000	893
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/2039	1,500	1,463
[5]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/2037	3,400	3,456
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/2029	1,085	1,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/2036	845	854
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/2037	3,000	3,031
	Latrobe PA Industrial Development Authority University Revenue (Seton Hill University)	4.000%	3/1/2040	225	195
[11]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/2043	1,000	956
[11]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/2044	1,000	946
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/2029	2,400	2,574
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) Prere.	5.000%	7/1/2026	1,220	1,242
[5]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/2025	1,000	1,004
	Manheim Township PA School District GO	4.000%	5/1/2035	550	558
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/2040	1,250	1,177
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/2041	2,000	1,878
	Montgomery County PA GO	5.000%	10/1/2039	1,000	1,072
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/2032	1,515	1,623
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/2035	700	706
	Montgomery County PA Industrial Development Authority Revenue PUT	4.100%	4/3/2028	2,935	3,023
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2038	1,000	1,027
	Northampton County PA General Purpose Authority Revenue	5.000%	11/15/2034	500	583
[5]	Northampton County PA General Purpose Authority Revenue	4.000%	8/15/2043	2,150	1,976
	Pennsylvania COP	5.000%	7/1/2026	500	509
	Pennsylvania COP	5.000%	7/1/2027	500	521
[5]	Pennsylvania Economic Development Financing Authority Revenue (Capitol Region Parking System)	4.125%	1/1/2043	500	479
	Pennsylvania Economic Development Financing Authority Revenue (PPL Energy Supply LLC Project) PUT	5.250%	6/1/2027	250	252
	Pennsylvania Economic Development Financing Authority Revenue (PPL Energy Supply LLC Project) PUT	5.250%	6/1/2027	340	343
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	5.000%	3/15/2030	1,095	1,183
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	5.000%	3/15/2032	1,920	2,112
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	5.000%	3/15/2035	4,980	5,495
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/2029	1,060	1,081
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/2030	1,510	1,574
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/2032	740	820
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/2037	1,400	1,372
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/2038	1,000	956
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	5/15/2042	1,540	1,429
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/2026	1,000	966
	Pennsylvania GO	5.000%	1/1/2026	3,295	3,314
	Pennsylvania GO	5.000%	9/15/2026	1,500	1,536
	Pennsylvania GO	5.000%	9/1/2028	2,500	2,681
	Pennsylvania GO	4.000%	1/1/2029	3,000	3,051
	Pennsylvania GO	5.000%	9/1/2031	3,000	3,388
[5]	Pennsylvania GO	4.000%	3/1/2033	1,110	1,139
[5]	Pennsylvania GO	4.000%	3/1/2034	1,670	1,709
	Pennsylvania GO	5.000%	10/1/2035	2,500	2,799
	Pennsylvania GO	4.000%	3/1/2036	1,000	1,016
	Pennsylvania GO	3.000%	5/15/2036	1,000	918
	Pennsylvania GO	4.000%	3/1/2037	1,000	1,013
[11]	Pennsylvania GO	4.000%	3/1/2037	1,000	1,014
	Pennsylvania GO	2.000%	5/15/2038	1,390	1,069
	Pennsylvania GO	2.000%	5/15/2039	1,000	746
	Pennsylvania GO	2.000%	5/15/2040	1,040	748
	Pennsylvania GO	2.000%	5/15/2041	1,030	716
	Pennsylvania GO	4.000%	8/15/2041	1,000	998
	Pennsylvania GO	4.000%	9/1/2041	1,500	1,499
	Pennsylvania GO	4.000%	9/1/2042	1,500	1,474
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	11/1/2040	1,305	1,419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	4.000%	11/1/2042	500	470
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/2035	1,900	1,938
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/2037	2,205	2,207
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/2041	1,500	1,151
	Pennsylvania Housing Finance Agency Revenue	5.125%	10/1/2041	1,270	1,324
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/2052	1,040	1,055
	Pennsylvania Housing Finance Agency Revenue	5.500%	10/1/2053	1,956	2,074
	Pennsylvania Housing Finance Agency Revenue	5.750%	10/1/2053	865	918
	Pennsylvania Housing Finance Agency Revenue	6.250%	10/1/2053	1,970	2,140
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.750%	10/1/2040	1,000	1,023
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	6.000%	10/1/2054	500	544
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	6.500%	10/1/2055	1,000	1,147
	Pennsylvania State University Revenue	5.000%	9/1/2040	1,000	1,100
	Pennsylvania State University Revenue	5.000%	9/1/2042	1,000	1,078
	Pennsylvania State University Revenue	5.000%	9/1/2044	1,255	1,289
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/2032	1,000	1,044
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/2028	630	646
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2026	750	771
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2029	1,100	1,104
	Pennsylvania Turnpike Commission Revenue	6.000%	12/1/2030	1,480	1,579
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/2032	1,500	1,552
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/2032	1,000	1,134
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2032	1,250	1,362
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2032	2,000	2,296
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/2033	1,570	1,794
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2033	1,760	2,007
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2034	1,000	1,131
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2035	1,000	1,037
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2036	1,060	1,176
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2036	515	588
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2037	1,000	1,055
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2039	1,520	1,608
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2040	1,060	1,140
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2040	535	589
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2041	1,000	1,079
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2042	1,000	1,069
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2042	1,000	1,082
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/2043	1,000	956
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2043	1,000	1,025
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2043	2,015	2,141
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2044	1,000	1,065
	Pennsylvania Turnpike Commission Revenue PUT	5.000%	12/1/2032	500	564
	Philadelphia PA Airport Revenue	5.000%	7/1/2034	1,500	1,622
	Philadelphia PA Authority for Industrial Development City Service Agreement Revenue	5.000%	5/1/2032	1,000	1,055
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/2035	2,000	2,008
[8]	Philadelphia PA Authority for Industrial Development Hospital Revenue VRDO	3.700%	10/1/2025	8,765	8,765
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/2031	800	793
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/2042	1,000	999
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/2036	1,000	1,011
	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph's University)	4.000%	11/1/2035	1,200	1,195
	Philadelphia PA Gas Works Revenue	5.000%	10/1/2026	1,000	1,023
	Philadelphia PA Gas Works Revenue	5.000%	8/1/2032	645	733
	Philadelphia PA Gas Works Revenue	5.000%	8/1/2033	1,175	1,344
	Philadelphia PA Gas Works Revenue	5.000%	8/1/2036	1,300	1,329
	Philadelphia PA Gas Works Revenue	5.000%	8/1/2039	1,000	1,092
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2030	1,000	1,022
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2032	1,610	1,639
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2034	1,000	1,012
[5]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2037	1,000	1,076
[5]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	4.000%	7/1/2039	1,000	980
	Philadelphia PA Redevelopment Authority Revenue	5.000%	9/1/2042	1,000	1,053
	Philadelphia PA School District GO	5.000%	9/1/2031	940	942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/2031	1,380	1,557
[5]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/2032	1,280	1,459
[5]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/2034	1,120	1,293
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/2038	1,500	1,623
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/2040	2,000	2,136
[5]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/2043	1,090	1,159
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/2045	1,000	1,022
[5]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/2030	1,000	1,091
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking Revenue	5.000%	12/15/2033	1,465	1,514
	Pittsburgh PA GO	5.000%	9/1/2039	450	488
	Pittsburgh PA GO	5.000%	9/1/2042	500	530
[5]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/2033	1,000	1,073
[5]	River Valley School District PA GO	4.000%	3/15/2028	1,145	1,179
[5]	River Valley School District PA GO	4.000%	3/15/2033	1,810	1,872
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/2025	815	817
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/2026	770	790
	School District of Philadelphia GO	5.000%	9/1/2030	1,000	1,102
	School District of Philadelphia GO	5.000%	9/1/2030	1,465	1,614
	School District of Philadelphia GO	5.000%	9/1/2031	1,115	1,241
	School District of Philadelphia GO	5.250%	9/1/2039	2,000	2,184
[5]	Scranton PA GO	5.000%	11/15/2029	625	673
	Scranton-Lackawanna PA Health & Welfare Authority Revenue	5.000%	11/1/2032	815	901
	Seneca Valley PA School District GO	3.000%	4/1/2034	720	714
[20]	Shaler PA Area School District GO	0.000%	9/1/2031	1,195	969
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/2027	1,135	1,163
[5]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/2026	1,650	1,674
[5]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/2032	1,105	1,127
	Swarthmore Borough Authority PA College Revenue PUT	5.000%	9/13/2035	1,000	1,137
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/2041	750	613
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton)	4.000%	11/1/2029	2,205	2,207
[6]	Wilson PA School District GO	5.000%	5/15/2038	750	819
					252,069
Puerto Rico (0.8%)
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2029	250	259
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2030	1,565	1,633
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2033	2,610	2,717
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2033	1,910	1,996
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2035	1,555	1,602
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2037	815	839
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2037	700	721
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2037	395	409
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/2042	1,325	1,193
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/2042	520	468
[9]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/2042	1,260	1,131
	Puerto Rico Commonwealth GO	4.000%	7/1/2037	1,588	1,508
	Puerto Rico Commonwealth GO	4.000%	7/1/2041	1,825	1,634
	Puerto Rico Commonwealth GO	0.000%	11/1/2043	4,268	2,822
	Puerto Rico Commonwealth GO	0.000%	11/1/2051	8,438	5,695
	Puerto Rico GO	5.625%	7/1/2027	5,530	5,724
	Puerto Rico GO	5.625%	7/1/2029	6,627	7,089
	Puerto Rico GO	5.750%	7/1/2031	5,672	6,286
	Puerto Rico GO	0.000%	7/1/2033	4,096	2,926
	Puerto Rico GO	4.000%	7/1/2033	8,039	7,949
	Puerto Rico GO	4.000%	7/1/2035	2,861	2,790
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program Revenue (Puerto Rico Public Housing Projects)	5.000%	12/1/2027	1,000	1,051
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/2033	215	228
[5]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/2026	1,000	1,026
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2027	748	707
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2029	1,898	1,679
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2031	1,100	900
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2033	4,918	3,693
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/2040	17,414	16,661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/2040	1,565	1,529
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	559	535
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	3,944	1,340
					86,740
Rhode Island (0.1%)
[5]	Providence RI Public Building Authority Revenue	5.000%	9/15/2033	1,000	1,128
[5]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/2036	1,365	1,427
[5]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/2037	2,590	2,696
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/2030	500	506
	Rhode Island Commerce Corp. Revenue	5.000%	5/15/2039	1,000	1,087
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/2034	500	571
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/2037	1,000	1,078
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/2049	505	506
[8,9]	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue TOB VRDO	3.850%	10/1/2025	1,000	1,000
					9,999
South Carolina (0.6%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/2034	250	267
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/2030	400	447
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/2035	825	907
	Charleston SC Housing Authority Revenue (Ashley West)	5.000%	9/1/2035	330	344
	Charleston SC Housing Authority Revenue (Kiawah Homes)	5.000%	12/1/2041	1,000	1,015
	Florence County SC Public Facilities Corp. Installment Purchase Revenue	5.000%	6/1/2028	1,000	1,066
	Georgetown County SC School District GO	3.000%	3/1/2031	1,665	1,663
	Greenville SC Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.910%	7/1/2043	1,000	1,045
	Lancaster County SC School District GO	4.000%	3/1/2032	1,000	1,015
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/2034	1,500	1,515
	Orangeburg County School District Revenue	5.000%	6/1/2041	1,810	1,872
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	3/1/2031	5,290	5,774
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	8/1/2031	2,325	2,533
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/2036	825	833
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/2031	2,500	2,566
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/2033	4,000	4,098
	Richland County SC School District No. 2 GO	5.000%	3/1/2026	4,185	4,229
	Scago Public Facilities Corp. for Georgetown County Revenue	5.000%	6/1/2035	1,000	1,108
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/2037	1,500	1,549
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/2031	1,700	1,896
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/2038	1,425	1,547
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/2040	1,250	1,360
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/2043	1,175	1,241
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.500%	11/1/2045	1,110	1,186
	South Carolina Jobs-Economic Development Authority Healthcare Revenue (Beaufort Memorial Hospital)	5.250%	11/15/2039	500	526
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/2035	1,000	1,096
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue (Bon Secours Mercy Health Inc.)	5.250%	11/1/2043	500	537
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue (Bon Secours Mercy Health Inc.) PUT	5.000%	11/1/2030	1,250	1,369
	South Carolina Jobs-Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/2035	2,000	2,079
	South Carolina Jobs-Economic Development Authority Retirement Community Revenue	5.250%	11/15/2028	500	501
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/2037	1,000	1,076
	South Carolina Jobs-Economic Development Authority Revenue (Charleston Southern University)	5.000%	9/1/2036	710	733
	South Carolina Jobs-Economic Development Authority Revenue (Charleston Southern University)	5.000%	9/1/2041	670	661
	South Carolina Public Service Authority Revenue	4.000%	12/1/2033	1,000	1,031
	South Carolina Public Service Authority Revenue	5.250%	12/1/2034	1,500	1,683
	South Carolina Public Service Authority Revenue	4.000%	12/1/2037	2,500	2,498
	South Carolina Public Service Authority Revenue	5.000%	12/1/2043	1,000	1,044
	South Carolina Public Service Authority Revenue	5.000%	12/1/2045	3,415	3,540
	South Carolina State GO	5.000%	4/1/2041	2,260	2,409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina State GO	5.000%	4/1/2042	1,810	1,915
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/2032	1,290	1,375
[5]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/2034	510	550
					65,699
South Dakota (0.2%)
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/2041	2,660	2,321
	South Dakota Health & Educational Facilities Authority Revenue	5.000%	11/1/2038	1,000	1,099
	South Dakota Health & Educational Facilities Authority Revenue PUT	5.000%	11/1/2029	1,000	1,078
	South Dakota Health & Educational Facilities Authority Revenue PUT	5.000%	11/1/2032	1,335	1,470
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/2032	2,915	2,997
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/2034	2,125	2,130
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health)	4.000%	9/1/2036	2,500	2,471
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/2051	665	658
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/2052	1,145	1,131
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.000%	5/1/2054	165	176
[6]	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.250%	5/1/2056	7,000	7,999
	South Dakota State Building Authority Revenue	5.000%	6/1/2037	1,000	1,021
					24,551
Tennessee (0.8%)
	Chattanooga TN Health Educational & Housing Facility Board System Revenue	5.000%	12/1/2035	1,500	1,649
	Chattanooga TN Health Educational & Housing Facility Board System Revenue	5.250%	12/1/2044	1,000	1,053
	Cleveland TN Health & Educational Facilities Board Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2042	1,140	1,204
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/2027	1,590	1,647
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/2035	1,000	1,028
	Jackson TN Hospital Project Revenue	5.000%	4/1/2038	3,620	3,704
[8,9]	Knox County & Knoxville TN Sports Authority Public Facility Revenue (Multi-Use Stadium Project) TOB VRDO	3.950%	10/1/2025	3,250	3,250
	Knox County TN GO	3.000%	6/1/2037	3,580	3,243
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/2036	1,000	1,017
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/2027	925	938
[6,9]	Knoxville TN Industrial Development Board Revenue (Maplehurst Project)	4.250%	11/1/2030	1,000	998
	Memphis TN GO	4.000%	6/1/2031	1,000	1,006
	Memphis TN GO	5.000%	4/1/2041	1,120	1,201
	Memphis TN GO	5.000%	4/1/2041	1,185	1,271
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/2034	500	541
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/2037	840	858
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/2036	1,525	1,565
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/2042	1,450	1,415
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	7/1/2029	1,000	1,077
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/2031	215	215
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	5/1/2039	750	800
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	1,000	1,058
[5]	Metropolitan Government of Nashville & Davidson County TN Sports Authority Revenue	5.000%	7/1/2041	2,990	3,171
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	3.000%	7/1/2039	3,500	3,059
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/2039	1,430	1,507
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/2040	860	918
[19]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/2031	300	296
[8]	Sevier County TN Public Improvement Building Authority Bonds Revenue VRDO	3.500%	10/1/2025	100	100
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care)	5.250%	9/1/2034	1,910	2,125
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care) PUT	5.000%	9/1/2029	1,000	1,065
[5]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2032	1,000	1,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2033	1,265	1,397
[5]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2034	1,305	1,444
[5]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2035	1,525	1,685
	Tennergy Corp. TN Gas Revenue PUT	5.000%	12/1/2029	11,485	12,305
	Tennergy Corp. TN Gas Revenue PUT	5.500%	12/1/2030	3,135	3,383
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/2031	720	775
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/2026	570	579
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/2027	1,185	1,207
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	12/1/2035	9,160	9,906
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	5.000%	5/1/2028	5,540	5,784
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/2052	830	835
	Tennessee Housing Development Agency Residential Finance Program Revenue	5.750%	1/1/2054	895	957
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/2025	10	10
	Williamson County TN Industrial Development Board Multifamily housing Revenue PUT	5.000%	5/1/2027	510	521
					84,868
Texas (7.7%)
	Alamo TX Area Housing Finance Corp. Multifamily Revenue (Cedar Bluff Apartments) PUT	3.390%	7/1/2028	500	507
	Alamo TX Community College District GO	5.000%	8/15/2036	3,000	3,349
	Alamo TX Community College District GO	5.000%	8/15/2038	880	962
	Alamo TX Community College District GO	5.000%	8/15/2041	1,200	1,280
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/2028	1,000	1,060
[21]	Aldine TX Independent School District GO	5.000%	2/15/2038	1,225	1,351
	Allen TX GO	5.000%	8/15/2039	1,250	1,357
[21]	Allen TX Independent School District GO	5.000%	2/15/2026	1,035	1,044
[21]	Andrews Independent School District GO	5.000%	2/15/2028	1,025	1,083
[21]	Angleton TX Independent School District Unlimited Tax Bonds GO	4.000%	2/15/2044	1,000	938
[21]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/2033	600	616
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/2028	305	323
[11]	Arlington TX Special Tax Revenue	5.000%	2/15/2032	1,160	1,215
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/2037	1,435	1,514
	Austin TX Affordable PFC Inc. Multifamily Housing Revenue (Eagle's Landing Family Apartments)	4.500%	3/1/2043	1,000	993
	Austin TX Airport System Revenue	5.000%	11/15/2026	1,120	1,150
	Austin TX Airport System Revenue	5.000%	11/15/2032	1,260	1,286
	Austin TX Community College District GO	4.000%	8/1/2030	1,845	1,859
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/2027	1,000	1,002
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/2044	1,000	1,027
	Austin TX Independent School District GO	5.000%	8/1/2028	1,000	1,069
[21]	Austin TX Independent School District GO	5.000%	8/1/2036	2,920	3,284
[21]	Austin TX Independent School District GO	5.000%	8/1/2040	1,040	1,109
[21]	Austin TX Independent School District GO	4.000%	8/1/2043	3,750	3,651
[21]	Austin TX Independent School District GO	4.000%	8/1/2044	1,610	1,552
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2030	4,995	5,122
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2036	1,000	1,109
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2037	1,000	1,014
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2038	1,675	1,827
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2042	2,500	2,679
[21]	Barbers Hill Independent School District GO	3.000%	2/15/2038	1,000	916
[21]	Barbers Hill Independent School District GO	4.000%	2/15/2041	1,690	1,659
[21]	Bastrop Independent School District GO	5.000%	2/15/2042	4,115	4,333
[21]	Birdville Independent School District GO	5.000%	2/15/2043	2,500	2,624
[21]	Boerne TX Independent School District GO PUT	4.000%	2/1/2028	1,170	1,202
[21]	Bonham Independent School District GO	5.000%	2/15/2042	1,325	1,407
[21]	Brock TX Independent School District GO	5.000%	8/15/2039	1,000	1,079
[21]	Canutillo TX Independent School District GO	5.000%	2/15/2041	650	694
[21]	Canutillo TX Independent School District GO	5.000%	2/15/2042	800	847
[21]	Canutillo TX Independent School District GO	5.000%	2/15/2043	835	878
[21]	Canutillo TX Independent School District GO	5.000%	2/15/2044	500	523
[21]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/2029	1,285	1,390
[21]	Carrollton-Farmers TX Branch Independent School District GO	3.000%	2/15/2039	1,000	902
[21]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/2040	2,170	2,316
[12]	Cedar Hill TX Independent School District GO	0.000%	8/15/2026	1,000	974
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/2026	880	873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/2026	1,115	1,121
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/2032	1,785	1,934
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/2035	1,000	1,029
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/2036	1,115	1,124
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/2039	3,000	2,968
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/2041	445	378
[21]	Clear Creek TX Independent School District GO	5.000%	2/15/2033	525	601
[21]	Clear Creek TX Independent School District GO	5.000%	2/15/2034	910	934
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2032	1,020	1,118
[21]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2032	600	673
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/2036	1,500	1,497
[21]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/2036	700	715
[21]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2037	1,190	1,302
[21]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2040	1,665	1,790
[21]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/2044	1,705	1,587
	Collin County TX Community College District GO	4.000%	8/15/2034	2,500	2,578
	Collin County TX Community College District Revenue	4.000%	8/15/2042	3,000	2,909
	Collin County TX GO	5.000%	2/15/2027	3,900	4,033
	Collin County TX GO	5.000%	2/15/2028	1,450	1,536
[21]	Comal TX Independent School District GO	3.000%	2/15/2040	500	445
[21]	Comal TX Independent School District GO	3.000%	2/1/2041	1,000	847
[21]	Community TX Independent School District Bonds GO	5.000%	2/15/2038	1,370	1,469
	Conroe TX GO	5.000%	11/15/2041	410	434
[21]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	2.500%	2/15/2038	3,000	2,524
[21]	Conroe TX Independent School District Unlimited Tax Refunding Bonds GO	5.000%	2/15/2027	560	580
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/2034	260	284
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/2031	300	336
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/2034	725	812
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/2039	1,000	1,086
[21]	Crowley TX Independent School District GO	5.000%	2/1/2039	1,565	1,695
[21]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/2028	1,000	1,060
[21]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/2029	2,000	2,168
[21]	Cypress-Fairbanks TX Independent School District GO	4.000%	2/15/2034	1,000	1,002
[21]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/2034	1,240	1,429
	Dallas County TX Hospital District GO	4.000%	8/15/2033	2,000	2,041
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	2,065	2,245
	Dallas TX GO	4.000%	2/15/2039	6,250	6,278
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/2030	1,000	1,007
[16]	Dallas TX Housing Finance Corp. Multifamily Revenue (Mondello Apartments) PUT	5.000%	8/1/2026	120	122
[21]	Dallas TX Independent School District GO	5.000%	2/15/2028	1,985	2,106
[21]	Dallas TX Independent School District GO PUT	5.000%	2/15/2031	4,000	4,413
	Dallas TX Waterworks & Sewer System Revenue	3.000%	10/1/2037	2,145	1,926
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2033	1,125	1,295
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/2034	1,000	1,029
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2035	2,060	2,350
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2038	1,000	1,091
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2040	1,750	1,908
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2042	1,360	1,451
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2043	1,395	1,478
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2044	1,160	1,222
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/2045	1,085	1,024
[21]	Denison TX Independent School District GO	5.000%	8/1/2026	1,600	1,633
[9]	Denton County TX Special Assessment Revenue (Green Meadows Project)	4.500%	12/31/2035	135	138
[9]	Denton County TX Special Assessment Revenue (Green Meadows Project)	5.000%	12/31/2035	100	102
[9]	Denton County TX Special Assessment Revenue (Green Meadows Project)	5.875%	12/31/2045	100	102
	Denton TX GO	4.000%	2/15/2042	160	154
	Denton TX GO	4.000%	2/15/2044	3,000	2,860
[21]	Denton TX Independent School District GO	5.000%	8/15/2041	1,000	1,072
[21]	Denton TX Independent School District GO	5.000%	8/15/2041	1,000	1,083
	DeSoto TX Combination Tax Revenue	4.250%	2/15/2043	2,410	2,338
[21]	Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/2040	1,125	1,214
[21]	Eagle Mountain & Saginaw TX Independent School District GO Prere.	4.000%	8/1/2027	5	5
[21]	Eagle Mountain & Saginaw TX Independent School District GO PUT	4.000%	8/1/2027	495	507
[21]	Eagle Pass TX Independent School District GO	4.000%	8/15/2033	1,185	1,190
	Ector County TX GO	5.000%	2/15/2034	1,000	1,135
	Ector County TX GO	5.000%	2/15/2044	1,500	1,576
[5]	El Paso County TX Hospital District GO	5.000%	2/15/2033	1,000	1,122
[5]	El Paso County TX Hospital District GO	5.000%	8/15/2033	700	789
[5]	El Paso County TX Hospital District GO	5.000%	2/15/2035	1,015	1,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	El Paso County TX Hospital District GO	5.000%	2/15/2036	1,000	1,119
[5]	El Paso County TX Hospital District GO	5.000%	8/15/2039	1,000	1,082
[5]	El Paso County TX Hospital District GO	5.250%	2/15/2042	2,350	2,524
	El Paso TX GO	3.000%	8/15/2037	765	689
	El Paso TX GO	3.000%	8/15/2041	1,000	835
	El Paso TX Municipal Drain Utilities System Revenue	4.000%	3/1/2043	1,670	1,593
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/2036	7,000	7,462
	EP Cimarron Ventanas PFC Residential Development Revenue	4.125%	12/1/2039	375	366
	EP Essential TX Housing WF PFC Residential Development Revenue	4.250%	12/1/2034	2,015	2,040
[9]	Fate TX Special Assessment Bonds Improvement Revenue	4.500%	8/15/2031	400	401
[11]	Forney TX Independent School District GO	0.000%	8/15/2042	1,000	453
[11]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/2035	435	397
	Fort Bend County TX Unlimited Tax Road GO	4.000%	3/1/2033	1,000	1,010
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/2034	1,650	1,664
	Fort Bend TX Grand Parkway Toll Road Authority Revenue	3.000%	3/1/2036	840	799
[21]	Fort Bend TX Independent School District GO	5.000%	8/15/2038	1,980	2,165
	Fort Worth TX GO	4.000%	3/1/2041	2,445	2,371
	Fort Worth TX GO	4.000%	3/1/2043	2,445	2,294
	Fort Worth TX Water & Sewer System Revenue	5.000%	2/15/2037	2,300	2,553
[21]	Frisco TX Independent School District GO	0.000%	8/15/2026	3,620	3,534
[21]	Frisco TX Independent School District GO	3.000%	2/15/2037	2,500	2,336
	Frisco TX Refunding & Improvement GO	4.000%	2/15/2040	1,000	1,000
[21]	Galveston TX Independent School District GO	5.000%	2/1/2036	1,500	1,606
	Galveston TX Wharves & Term Revenue	5.000%	8/1/2039	600	638
	Garland TX Electric Utility System Revenue	4.000%	3/1/2046	1,105	999
	Garland TX GO	5.000%	2/15/2040	1,325	1,424
[21]	Garland TX Independent School District GO	5.000%	2/15/2041	1,500	1,592
	Garland TX Water & Sewer System Revenue	5.000%	3/1/2038	1,140	1,172
[21]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/2033	1,000	1,143
[21]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.500%	2/15/2038	1,000	1,159
[21]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	3.000%	8/15/2039	3,000	2,647
[21]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/2042	1,610	1,713
[11]	Georgetown TX Utility System Revenue	5.000%	8/15/2027	635	664
[11]	Georgetown TX Utility System Revenue	5.000%	8/15/2039	1,655	1,780
[11]	Georgetown TX Utility System Revenue	5.000%	8/15/2040	2,320	2,465
	Georgetown TX Utility System Revenue	5.000%	8/15/2040	1,000	1,070
[21]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/2039	1,000	1,076
[21]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/2026	400	392
	Granbury TX Combination Tax Revenue	5.000%	8/15/2041	1,980	2,091
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.050%	10/1/2030	1,550	1,662
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/2035	1,000	1,043
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/2043	2,580	2,635
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	4/1/2028	1,400	1,466
	Grand Prairie TX Combination Tax GO	4.000%	2/15/2035	1,245	1,267
[5]	Greater Texoma TX Utility Authority Contract Revenue	5.000%	10/1/2037	1,000	1,073
[11]	Greenville TX Electric Utility System Revenue	5.000%	2/15/2032	2,880	3,229
[21]	Greenwood TX Independent School District GO	4.000%	2/15/2040	9,050	9,008
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/2038	200	200
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/2039	140	140
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/2040	130	128
[11]	Hale County TX GO	5.000%	3/15/2036	1,635	1,822
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	7/1/2031	1,000	1,125
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	10/1/2031	1,445	1,617
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/2040	1,000	828
	Harris County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	5/15/2032	2,830	3,083
[8]	Harris County TX Cultural Education Facilities Finance Corp. Revenue VRDO	3.700%	10/1/2025	9,770	9,770
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/2030	1,000	1,040
	Harris County TX Flood Control Improvement GO	3.000%	10/1/2039	1,500	1,311
	Harris County TX Flood Control Improvement GO	4.000%	9/15/2041	1,000	981
	Harris County TX Flood Control Improvement GO	4.000%	9/15/2042	3,500	3,391
	Harris County TX GO	5.000%	9/15/2029	2,000	2,192
	Harris County TX GO	5.000%	10/1/2036	1,200	1,200
	Harris County TX GO	5.000%	10/1/2040	2,470	2,470
	Harris County TX GO	4.000%	9/15/2041	1,740	1,731
	Harris County TX Health Facilities Development Corp. Revenue VRDO	3.700%	10/1/2025	14,600	14,600
	Harris County TX Hospital District GO	5.000%	2/15/2037	1,715	1,910
	Harris County TX Hospital District GO	5.000%	2/15/2042	1,810	1,908
	Harris County TX Industrial Development Corp. Marine Terminal Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	4,495	4,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX Permanent Improvement GO	3.000%	10/1/2040	1,000	875
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/2040	1,500	1,630
	Harris County TX Toll Road First Lien Revenue	4.000%	8/15/2043	1,035	994
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/2044	1,275	1,345
	Harris County TX Toll Road Revenue	5.000%	8/15/2041	1,695	1,699
[12]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/2031	1,160	935
[12]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/2028	2,950	2,697
[12]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/2031	1,340	1,113
[21]	Hays TX Consolidated Independent School District GO	5.000%	2/15/2037	2,500	2,802
	Hidalgo County TX Drain District No. 1 GO	4.125%	9/1/2039	500	503
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/2035	840	869
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/2039	850	796
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/2044	1,000	377
	Houston TX Airport System Revenue	5.000%	7/1/2037	1,720	1,780
	Houston TX GO	5.000%	3/1/2027	1,000	1,034
	Houston TX GO	5.000%	3/1/2031	930	1,043
	Houston TX GO	4.000%	3/1/2035	1,500	1,509
	Houston TX GO	5.000%	3/1/2037	1,000	1,125
	Houston TX GO	5.000%	3/1/2040	1,575	1,700
	Houston TX GO	5.250%	3/1/2041	1,000	1,083
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/2032	500	499
	Houston TX Public Improvement Refunding GO	5.000%	3/1/2026	500	505
	Houston TX Public Improvement Refunding GO	5.000%	3/1/2039	1,245	1,358
	Houston TX Public Improvement Refunding GO	5.000%	3/1/2040	1,500	1,619
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/2036	1,010	935
	Houston TX Utility System Revenue	5.000%	11/15/2026	1,350	1,387
	Houston TX Utility System Revenue	5.000%	11/15/2034	1,000	1,001
	Houston TX Utility System Revenue	3.000%	11/15/2040	1,150	982
	Houston TX Utility System Revenue	5.000%	11/15/2043	2,885	2,954
[21]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2042	2,615	2,542
	Irving TX GO	5.000%	9/15/2027	1,425	1,496
[21]	Jacksboro TX Independent School District GO	5.000%	2/15/2037	2,550	2,825
[21]	Katy TX Independent School District GO	5.000%	2/15/2028	2,355	2,494
[21]	Katy TX Independent School District GO	5.000%	2/15/2044	1,315	1,373
[21]	Klein TX Independent School District GO	5.000%	8/1/2036	1,720	1,955
[21]	Klein TX Independent School District GO	5.000%	8/1/2037	2,680	3,015
[21]	Klein TX Independent School District GO	5.000%	8/1/2038	1,500	1,669
	Laguna-Madre Water District GO	4.000%	3/1/2042	3,205	3,043
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/2037	825	697
	Lake Worth TX Combination TAX GO	4.000%	8/15/2043	1,775	1,702
[21]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/2041	1,000	1,061
[21]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/2043	1,000	1,048
	Laredo TX Combination Tax GO	5.000%	2/15/2036	1,000	1,112
	Laredo TX Combination Tax GO	4.125%	2/15/2041	1,000	995
[11]	Laredo TX Community College District Revenue	4.000%	8/1/2034	1,820	1,825
[21]	Leander TX Independent School District GO	5.000%	8/15/2037	1,095	1,238
[21]	Leander TX Independent School District GO	5.000%	8/15/2038	1,195	1,336
[21]	Leander TX Independent School District GO	5.000%	8/15/2039	1,145	1,269
	Lewisville TX GO	5.000%	2/15/2027	3,140	3,246
[21]	Lewisville TX Independent School District GO	5.000%	8/15/2037	1,000	1,122
[21]	Lewisville TX Independent School District GO	5.000%	8/15/2044	2,785	2,935
	Liberty County TX Combination Tax GO	2.000%	8/1/2033	1,070	942
[21]	Liberty Hill TX Independent School District GO (School Building Bonds)	5.000%	2/1/2041	2,635	2,776
[21]	Llano TX Independent School District GO	5.000%	2/15/2029	1,500	1,624
[21]	Lovejoy TX Independent School District GO	5.000%	2/15/2036	1,000	1,143
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/2037	1,000	1,104
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/2042	1,000	1,048
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/2028	2,000	2,083
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/2032	1,885	2,069
[5]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2039	1,250	1,342
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2041	3,095	3,214
[5]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	4.000%	5/15/2043	1,600	1,525
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2044	1,000	1,006
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2045	1,605	1,669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/2034	1,120	1,168
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/2036	1,085	1,157
	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/2041	1,000	1,068
[5]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/2038	1,750	1,896
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/2040	2,170	2,221
	Lubbock TX GO	4.000%	2/15/2042	1,490	1,439
	Manor TX Combination Tax GO	5.000%	8/15/2041	1,280	1,365
	Manor TX Combination Tax GO	5.000%	8/15/2042	1,200	1,268
[21]	Marble Falls TX Independent School District GO	5.000%	2/15/2036	1,000	1,131
	Massachusetts Development Finance Agency Revenue (Merrimack College)	4.530%	2/1/2044	1,000	994
	McKinney TX GO	3.750%	8/15/2036	1,090	1,103
	McKinney TX GO	3.875%	8/15/2038	880	881
	McKinney TX GO	4.000%	8/15/2043	1,000	969
[21]	McKinney TX Independent School District GO	5.000%	2/15/2031	3,475	3,484
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/2031	400	449
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/2041	700	743
[10]	Mesquite TX Health Facilities Development Corp. Retirement Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/2024	75	1
	Midland County TX GO	4.000%	2/15/2041	3,010	2,965
[21]	Midland TX Independent School District GO	4.000%	2/15/2040	1,000	1,001
[21]	Midland TX Independent School District GO	4.000%	2/15/2042	2,145	2,086
	Montgomery County TX Unlimited Tax GO	5.000%	3/1/2035	5,730	5,944
[21]	New Caney TX Independent School District GO	5.000%	2/15/2034	1,315	1,511
[21]	New Caney TX Independent School District GO PUT	4.000%	8/15/2027	500	512
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children's Health System)	5.250%	8/15/2044	1,395	1,504
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	60	60
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	4.625%	10/1/2030	65	65
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	6.250%	10/1/2045	755	776
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	1,950	1,970
[9]	New Hope TX Cultural Education Facilities Finance Corp. Senior Living Revenue (Superior Living Foundation Project)	5.750%	7/1/2035	1,000	1,002
[9]	New Hope TX Cultural Education Facilities Finance Corp. Senior Living Revenue (Superior Living Foundation Project)	6.250%	7/1/2045	1,000	938
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/2030	2,390	2,400
[11]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/2035	750	709
[11]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/2036	585	543
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/2031	1,500	1,527
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/2041	3,845	4,169
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2027	6,335	6,632
[5]	North Texas Tollway Authority Revenue	0.000%	1/1/2030	1,000	881
[5]	North Texas Tollway Authority Revenue	0.000%	1/1/2031	1,000	852
[5]	North Texas Tollway Authority Revenue	0.000%	1/1/2032	3,055	2,505
[5]	North Texas Tollway Authority Revenue	0.000%	1/1/2033	1,000	787
	North Texas Tollway Authority Revenue	5.000%	1/1/2033	1,290	1,467
[5]	North Texas Tollway Authority Revenue	0.000%	1/1/2034	1,500	1,131
	North Texas Tollway Authority Revenue	5.000%	1/1/2034	1,125	1,288
	North Texas Tollway Authority Revenue	5.000%	1/1/2034	1,290	1,473
[5]	North Texas Tollway Authority Revenue	0.000%	1/1/2035	1,500	1,080
[5]	North Texas Tollway Authority Revenue	0.000%	1/1/2036	1,000	686
	North Texas Tollway Authority Revenue	3.000%	1/1/2038	1,860	1,684
	North Texas Tollway Authority Revenue	5.250%	1/1/2042	1,110	1,193
	North Texas Tollway Authority System Revenue	5.000%	1/1/2026	115	115
	North Texas Tollway Authority System Revenue	5.000%	1/1/2026	1,000	1,006
	North Texas Tollway Authority System Revenue	5.000%	1/1/2027	1,075	1,109
[5]	North Texas Tollway Authority System Revenue	0.000%	1/1/2028	1,000	937
	North Texas Tollway Authority System Revenue	5.000%	1/1/2032	1,200	1,359
	North Texas Tollway Authority System Revenue	4.000%	1/1/2036	1,015	1,018
[5]	North Texas Tollway Authority System Revenue	4.000%	1/1/2037	1,520	1,524
	North Texas Tollway Authority System Revenue	4.000%	1/1/2037	1,030	1,023
	North Texas Tollway Authority System Revenue	4.000%	1/1/2037	1,250	1,260
	North Texas Tollway Authority System Revenue	5.000%	1/1/2038	1,005	1,035
	North Texas Tollway Authority System Revenue	5.000%	1/1/2039	1,000	1,071
	North Texas Tollway Authority System Revenue	5.000%	1/1/2040	1,000	1,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority System Revenue	5.000%	1/1/2041	1,000	1,059
	North Texas Tollway Authority System Revenue Prere.	0.000%	9/1/2031	1,250	669
[21]	Northside TX Independent School District GO	4.000%	8/15/2032	1,305	1,313
[21]	Northside TX Independent School District GO	5.000%	8/15/2041	1,575	1,685
[21]	Northside TX Independent School District GO PUT	2.000%	6/1/2027	2,000	1,972
[21]	Northwest Independent School District Texas GO	5.000%	2/15/2037	910	1,024
[21]	Northwest Independent School District Texas GO	5.000%	2/15/2038	2,450	2,729
[21]	Northwest Independent School District Texas GO	5.000%	2/15/2041	1,200	1,265
[21]	Northwest Independent School District Texas GO	4.000%	2/15/2043	1,450	1,394
[21]	Northwest Independent School District Texas GO	5.000%	2/15/2043	650	689
[21]	Northwest Independent School District Texas GO	5.000%	2/15/2044	2,465	2,607
[21]	Northwest Independent School District Texas GO	5.000%	2/15/2045	2,400	2,532
	Odessa TX Combination Tax GO	3.000%	3/1/2038	1,255	1,043
[21]	Pasadena Independent School District GO	5.000%	2/15/2042	1,000	1,052
	Pearland TX GO	4.000%	3/1/2032	1,095	1,108
	Pearland TX GO	4.000%	3/1/2033	910	919
[11]	Pearland TX GO	5.000%	9/1/2033	510	581
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/2032	240	243
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/2033	340	344
	Pflugerville TX Combination Tax GO	4.000%	8/1/2040	1,280	1,265
	Pflugerville TX GO	4.000%	8/1/2035	1,250	1,255
	Plano TX GO	5.000%	9/1/2026	1,185	1,211
	Plano TX GO	5.000%	9/1/2028	1,305	1,400
	Plano TX GO	3.200%	9/1/2034	1,410	1,392
[21]	Plano TX Independent School District GO	5.000%	2/15/2031	4,495	5,049
[21]	Plano TX Independent School District GO	4.000%	2/15/2034	5,620	5,631
[21]	Plano TX Independent School District GO	5.000%	2/15/2041	500	540
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/2028	1,350	1,446
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/2042	1,000	1,047
[21]	Prosper TX Independent School District GO	3.000%	2/15/2040	3,940	3,431
[21]	Rankin TX Independent School District GO	5.000%	2/15/2033	865	889
[21]	Richardson Independent School District GO	5.000%	2/15/2036	1,590	1,749
[21]	Richardson Independent School District GO	5.000%	2/15/2037	1,850	2,016
[21]	Richardson Independent School District GO	5.000%	2/15/2039	4,500	4,835
	Richardson TX GO	4.000%	2/15/2042	1,860	1,814
	San Angelo TX Combination Tax Ltd. Surplus GO	4.000%	2/15/2042	2,000	1,920
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2030	2,500	2,734
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/2031	255	255
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2032	1,000	1,127
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/2034	1,255	1,264
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2035	1,125	1,201
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2036	1,000	1,022
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2039	1,000	1,089
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2041	1,000	1,065
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2042	1,250	1,325
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/2043	1,000	942
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2043	1,265	1,335
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2044	1,120	1,173
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2046	1,500	1,529
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/2026	150	146
	San Antonio TX Electric & Gas Systems Revenue PUT	3.650%	12/1/2026	1,000	1,004
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/2027	1,000	970
	San Antonio TX General Improvement & Refunding GO	5.000%	2/1/2038	3,915	4,330
	San Antonio TX Housing Trust Public Facility Corp. Revenue (Sageland Flats Apartments)	4.550%	3/1/2043	1,000	997
[21]	San Antonio TX Independent School District GO	5.000%	8/15/2033	840	963
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/2035	3,000	3,308
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/2037	3,000	3,258
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/2034	2,305	2,193
	San Antonio TX Water Revenue	5.000%	5/15/2034	1,000	1,021
	San Antonio TX Water Revenue	5.000%	5/15/2037	1,680	1,715
	San Antonio TX Water Revenue	5.000%	5/15/2038	1,440	1,493
[21]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/2037	1,755	1,909
[21]	Sherman TX Independent School District GO	5.000%	2/15/2028	270	286
	Smith County TX GO	5.000%	8/15/2043	3,000	3,140
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	4.000%	10/1/2034	1,350	1,361
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	5.000%	10/1/2036	1,250	1,393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[21]	Southwest TX Independent School District GO	3.000%	2/1/2036	1,250	1,171
[21]	Spring TX Independent School District GO	5.000%	2/1/2028	1,690	1,789
[21]	Spring TX Independent School District GO	5.000%	2/1/2037	1,400	1,587
[21]	Spring TX Independent School District GO	4.000%	2/1/2043	3,070	3,027
	Sugar Land TX GO	5.000%	2/15/2026	510	515
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/2042	1,000	1,066
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/2044	1,020	1,072
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	11/15/2029	1,615	1,745
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/2032	2,180	2,410
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	11/15/2032	1,610	1,791
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/2029	1,000	1,076
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/2032	3,000	3,314
	Tarrant County TX GO	5.000%	7/15/2033	600	671
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments)	4.600%	3/1/2043	1,000	1,003
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments) PUT	5.000%	9/1/2027	110	114
[21]	Terrell TX Independent School District GO	5.000%	8/1/2037	2,500	2,812
	Texas A & M University Permanent Fund Revenue	5.000%	7/1/2026	2,680	2,728
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/2053	880	951
	Texas Department of Housing & Community Affairs Revenue	5.500%	9/1/2052	895	954
	Texas GO	5.000%	10/1/2036	1,225	1,223
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/2026	60	61
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2028	2,475	2,604
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2029	4,235	4,509
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2030	960	1,034
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2031	1,390	1,509
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue	5.500%	1/1/2034	1,895	2,135
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/2030	10,445	11,236
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/2034	4,390	4,942
	Texas Municipal Gas Acquisition & Supply Corp. V Revenue PUT	5.000%	1/1/2034	5,980	6,532
[5]	Texas Municipal Power Agency Revenue	3.000%	9/1/2031	950	950
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/2031	3,185	3,288
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/2032	2,160	2,221
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/2035	1,045	1,045
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/2040	2,000	1,873
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/2038	1,200	1,160
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/2038	1,000	960
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/2031	1,000	1,071
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	2,000	2,111
[11]	Texas Public Finance Authority Revenue	5.250%	5/1/2037	500	540
[13]	Texas State Turnpike Authority Central System Revenue	0.000%	8/15/2028	1,800	1,660
	Texas State University System Financing System Revenue	5.000%	3/15/2032	1,625	1,674
	Texas Transportation Commission GO	5.000%	10/1/2029	1,500	1,495
	Texas Transportation Commission GO	5.000%	10/1/2031	675	767
	Texas Transportation Commission GO	5.000%	10/1/2032	1,110	1,275
	Texas Transportation Commission GO	5.000%	10/1/2036	4,900	5,069
	Texas Transportation Commission GO	5.000%	4/1/2040	1,000	1,084
	Texas Transportation Commission GO	5.000%	4/1/2041	1,120	1,202
	Texas Transportation Commission GO	5.000%	10/1/2042	1,290	1,380
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	1,575	1,552
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/2034	1,705	1,772
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2033	1,490	1,690
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2034	2,165	2,461
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2035	2,000	2,258
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2035	3,470	3,897
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2036	2,000	2,234
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2039	1,400	1,474
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2039	1,000	1,080
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2040	1,000	1,072
	Texas Transportation Commission Turnpike System Revenue PUT	5.000%	8/15/2030	1,095	1,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Revenue	5.000%	10/15/2028	1,500	1,616
	Texas Water Development Board Revenue	5.000%	10/15/2031	5,795	5,804
	Texas Water Development Board Revenue	4.000%	10/15/2032	1,125	1,152
	Texas Water Development Board Revenue	5.000%	10/15/2033	2,210	2,552
	Texas Water Development Board Revenue	5.000%	8/1/2034	3,000	3,224
	Texas Water Development Board Revenue	4.000%	10/15/2034	1,305	1,331
	Texas Water Development Board Revenue	4.000%	10/15/2035	2,895	2,917
	Texas Water Development Board Revenue	5.000%	10/15/2040	1,270	1,385
	Texas Water Development Board Revenue	4.700%	10/15/2041	2,000	2,105
	Texas Water Development Board Revenue	4.000%	10/15/2044	2,000	1,909
[6]	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	4/15/2032	3,760	4,287
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2032	2,070	2,197
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/2033	2,000	2,012
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2034	2,500	2,543
[6]	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	4/15/2035	1,665	1,932
[6]	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	4/15/2036	1,950	2,238
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/2036	2,250	2,380
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/2039	3,045	2,686
[6]	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2042	1,410	1,532
[6]	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.500%	10/15/2043	610	623
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2043	3,535	3,600
[6]	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2044	1,250	1,341
	Tomball TX Combination Tax GO	4.500%	2/15/2042	1,290	1,302
[21]	Tomball TX Independent School District Unlimited Tax Building Bonds GO	3.875%	2/15/2043	1,000	961
	Travis County TX Housing Finance Corp. Multifamily Housing Revenue (Bluestein Boulevard Apartments) PUT	3.400%	7/1/2028	1,000	1,009
	Trinity River Authority of Texas Denton Creek Regional Wastewater Treatment System Revenue	5.000%	2/1/2027	2,645	2,732
	Trinity River Authority of Texas Red Oak Creek System Revenue	4.000%	2/1/2030	1,635	1,722
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/2037	1,235	1,284
	Trinity River Authority Revenue (Tarrant County Water Project)	5.000%	2/1/2037	625	687
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/2029	1,190	1,295
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/2044	2,470	2,554
	University of Houston Texas Revenue	3.000%	2/15/2031	3,090	3,103
	University of Houston Texas Revenue	4.000%	2/15/2033	1,840	1,846
	University of Houston Texas Revenue	5.000%	2/15/2035	4,500	4,525
	University of North Texas Revenue	5.000%	4/15/2033	1,000	1,143
	University of North Texas Revenue	4.000%	4/15/2034	1,110	1,129
	University of North Texas Revenue	5.000%	4/15/2036	1,275	1,306
	University of Texas Financing System Bonds Revenue	5.000%	8/15/2040	2,625	3,006
	University of Texas Financing System Revenue	5.000%	8/15/2032	770	882
	University of Texas Financing System Revenue	5.000%	8/15/2034	1,000	1,070
	University of Texas Financing System Revenue	5.000%	8/15/2035	2,650	3,088
	University of Texas Financing System Revenue	5.000%	8/15/2036	1,000	1,153
	University of Texas Financing System Revenue	5.000%	3/15/2039	1,205	1,316
	University of Texas Financing System Revenue	5.000%	3/15/2042	1,500	1,593
	University of Texas Financing System Revenue	5.000%	8/15/2042	1,000	1,086
	University of Texas Financing System Revenue	5.000%	3/15/2044	1,000	1,050
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2034	1,295	1,504
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2037	1,260	1,467
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2038	1,315	1,526
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2039	1,125	1,301
	Waco TX Combination Tax GO	5.000%	2/1/2032	825	929
	Waco TX Combination Tax GO	5.000%	2/1/2033	1,000	1,135
	Waco TX Combination Tax GO	5.000%	2/1/2043	2,000	2,114
[21]	Waco TX Independent School District GO	4.000%	8/15/2042	915	893
[21]	Waxahachie TX Independent School District GO	5.000%	2/15/2033	1,000	1,142
[21]	Weslaco TX Independent School District GO	5.000%	2/15/2041	1,000	1,077
[11]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/2027	1,235	1,289
[11]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/2032	270	274
[21]	Whitehouse TX Independent School District GO	5.000%	2/15/2042	1,250	1,265
	Williamson County TX GO	5.000%	2/15/2028	2,000	2,119
	Williamson County TX GO	5.000%	2/15/2032	6,460	7,310
	Williamson County TX GO	5.000%	2/15/2039	5,795	6,403
	Williamson County TX GO	4.000%	2/15/2043	2,820	2,669
[21]	Willis TX Independent School District GO	5.000%	2/15/2040	1,015	1,106
[21]	Willis TX Independent School District GO	5.000%	2/15/2041	1,595	1,723
[21]	Willis TX Independent School District GO	5.000%	2/15/2042	1,670	1,786
[21]	Willis TX Independent School District GO	5.000%	2/15/2043	1,730	1,832
[21]	Willis TX Independent School District GO	5.000%	2/15/2045	2,705	2,838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2037	2,000	2,257
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2038	720	806
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2039	1,125	1,251
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2040	1,170	1,288
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2041	1,520	1,657
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2042	1,500	1,616
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2043	2,340	2,493
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2044	6,830	7,218
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2045	5,070	5,337
[21]	Wylie TX Independent School District GO	5.000%	2/15/2026	200	202
					873,526
Utah (0.3%)
	Central Utah Water Conservancy District Revenue	4.000%	10/1/2032	1,000	1,018
[5]	Downtown Revitalization Public Infrastructure District UT Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2036	1,160	1,320
[5]	Downtown Revitalization Public Infrastructure District UT Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2042	1,490	1,625
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/2037	1,400	1,460
	Intermountain UT Power Agency Supply Revenue	4.000%	7/1/2036	2,310	2,333
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2038	2,000	2,134
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2040	2,000	2,115
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2041	1,105	1,153
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2042	2,500	2,584
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/2032	750	764
[9]	Mida Mountain Village Public Infrastructure District UT Tax Allocation Revenue	5.500%	6/15/2039	500	505
	Nebo UT School District GO	5.000%	7/1/2028	5,000	5,352
	University of Utah Revenue	5.000%	8/1/2041	1,250	1,343
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/2034	750	787
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/2035	850	889
	Utah Housing Corp. Single Family Mortgage Revenue	6.000%	7/1/2054	1,030	1,142
	Utah Housing Corp. Single Family Mortgage Revenue	6.500%	7/1/2055	995	1,115
	Utah Housing Corp. Single Family Mortgage Revenue	6.750%	7/1/2055	1,725	1,992
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2036	1,000	1,043
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	1,000	1,139
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	2,190	2,433
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2041	1,000	1,084
[5]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/2034	125	130
[9]	Wakara Ridge Public Infrastructure District UT Special Assessment Bonds	5.625%	12/1/2054	255	258
					35,718
Vermont (0.1%)
	University of Vermont & State Agricultural College Revenue	5.000%	10/1/2038	1,000	1,135
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/2028	1,010	1,023
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/2033	1,000	986
	Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	11/1/2038	1,260	1,369
	Vermont GO	4.000%	8/15/2042	1,000	993
					5,506
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/2025	45	45
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/2026	115	116
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/2027	385	391
	Virgin Islands Transportation & Infrastructure Corp. Revenue	5.000%	9/1/2038	1,160	1,248
					1,800
Virginia (0.6%)
	Arlington County Industrial Development Authority Hospital Facilities Revenue PUT	5.000%	7/1/2031	1,000	1,091
	Arlington County Industrial Development Authority Multifamily Housing Revenue	5.000%	1/1/2026	3,220	3,238
	Chesapeake VA Redevelopment & Housing Authority Multifamily Revenue (Forest Cove I Project) PUT	4.500%	7/1/2040	995	1,023
[9]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/2032	817	776
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/2032	1,500	1,702
	Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	1,000	1,015
	Hampton Roads Sanitation District VA Wastewater Revenue	5.000%	7/1/2044	1,070	1,144
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/2027	2,000	2,088
[9]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/2030	260	261
[5]	Isle of Wight County VA Economic Development Authority Health System Revenue	5.000%	7/1/2037	500	549
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/2035	225	214
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/2033	750	775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/2028	2,425	2,582
	Norfolk VA Redevelopment & Housing Authority Multifamily Housing Revenue PUT	5.000%	5/1/2026	1,500	1,517
	Prince William County VA Service Authority Water & Sewer System Revenue	5.000%	7/15/2033	500	580
	Richmond VA Public Utility Revenue Prere.	5.000%	1/15/2026	1,000	1,007
	Richmond VA Redevelopment & Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.500%	5/1/2040	991	1,020
[8]	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic) VRDO	3.850%	10/1/2025	13,000	13,000
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/2030	600	618
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.750%	9/1/2030	1,000	1,010
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/2033	425	434
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	5,000	5,040
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	1,500	1,433
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2036	1,000	940
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	1,000	1,059
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/2031	4,710	4,756
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/2026	1,405	1,426
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/2033	5,000	5,065
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/2035	1,280	1,290
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/2035	1,750	1,767
	Virginia Port Authority Commonwealth Port Fund Revenue	5.000%	7/1/2043	1,000	1,061
	Virginia Public Building Authority Revenue	5.000%	11/1/2031	95	95
	Virginia Public Building Authority Revenue	5.000%	8/1/2041	1,755	1,908
	Virginia Small Business Financing Authority Healthcare Facilities Revenue	5.000%	6/15/2040	1,000	1,064
	Virginia Small Business Financing Authority Healthcare Facilities Revenue	5.000%	6/15/2042	1,000	1,040
	Virginia Small Business Financing Authority Healthcare Facilities Revenue PUT	5.000%	6/15/2035	500	550
	Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/2031	500	510
	York County VA Economic Development Authority Pollution Control Revenue PUT	3.650%	10/1/2027	385	391
					65,039
Washington (1.7%)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/2026	795	817
	Energy Northwest Washington Electric Revenue	5.000%	7/1/2027	2,000	2,091
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/2038	5,895	6,290
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/2040	1,000	1,065
	Franklin County WA Pasco School District No. 1 GO	4.000%	12/1/2027	1,000	1,033
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2041	2,605	2,730
	Highline WA King County School District No. 401 GO	5.000%	12/1/2037	1,250	1,374
	King & Pierce Counties WA Wash School District No. 408 Auburn Unlimited Tax GO	3.000%	12/1/2038	1,230	1,072
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/2026	1,815	1,868
[6]	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/2041	1,250	1,355
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/2042	1,210	1,293
	King County WA GO	4.000%	12/1/2032	1,500	1,510
	King County WA Housing Authority Revenue	5.000%	1/1/2028	1,025	1,030
	King County WA Housing Authority Revenue	4.500%	1/1/2040	1,000	1,011
	King County WA Housing Authority Revenue	3.000%	6/1/2040	1,500	1,229
	King County WA Housing Authority Revenue	5.375%	7/1/2045	1,000	1,043
	King County WA School District No. 401 Highline Unlimited Tax GO	5.000%	12/1/2042	1,000	1,078
	King County WA School District No. 403 Renton GO	4.000%	12/1/2040	1,000	1,002
	King County WA School District No. 412 Shoreline Unlimited Tax GO	4.000%	12/1/2039	1,000	1,002
	King County WA Sewer Revenue	5.000%	1/1/2043	1,000	1,064
	King County WA Sewer Revenue	4.000%	1/1/2045	1,000	930
[5]	Klickitat County WA Public Utility District No. 1 Electric System Revenue	5.000%	12/1/2026	500	513
[5]	Klickitat County WA Public Utility District No. 1 Electric System Revenue	5.000%	12/1/2034	1,195	1,353
	Pierce County WA Fire Protection District No. 5 GO	4.000%	12/1/2041	3,275	3,238
	Pierce County WA Puyallup School District No. 3 GO	5.000%	12/1/2033	2,600	2,679
	Pierce County WA School District No. 3 Puyallup Unlimited Tax GO	5.000%	12/1/2036	1,325	1,356
	Pierce County WA School District No. 403 Bethel Unlimited Tax GO	5.000%	12/1/2043	1,650	1,758
	Port Seattle WA Intermediate Lien Revenue	5.000%	3/1/2032	1,125	1,282
	Seattle WA Drain & Wastewater system revenue	5.000%	5/1/2037	1,500	1,700
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2037	2,485	2,831
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2038	2,310	2,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2041	1,550	1,687
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2042	2,200	2,366
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2045	1,000	1,057
	Seattle WA Water System Improvement Revenue	4.000%	8/1/2032	3,020	3,066
	Vancouver WA Housing Authority Revenue (Jens Pointe Project)	4.250%	2/1/2038	1,000	1,002
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/2027	1,000	1,042
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/2037	4,045	4,541
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/2039	2,400	2,646
	Washington GO	5.000%	8/1/2027	1,500	1,570
	Washington GO	4.000%	7/1/2028	5,000	5,218
	Washington GO	5.000%	2/1/2035	5,000	5,117
	Washington GO	5.000%	8/1/2035	1,000	1,031
	Washington GO	5.000%	2/1/2036	5,000	5,108
	Washington GO	5.000%	8/1/2036	2,150	2,252
	Washington GO	5.000%	2/1/2038	3,015	3,400
	Washington GO	5.000%	8/1/2038	960	999
	Washington GO	5.000%	2/1/2039	2,000	2,093
	Washington GO	5.000%	8/1/2040	5,000	5,530
	Washington GO	5.000%	8/1/2041	1,110	1,215
	Washington GO	5.000%	8/1/2042	5,015	5,308
	Washington GO	5.000%	2/1/2043	2,955	3,171
	Washington GO	5.000%	8/1/2043	2,000	2,050
	Washington GO	5.000%	8/1/2043	1,460	1,520
	Washington GO	5.000%	2/1/2044	2,310	2,465
	Washington GO	5.000%	8/1/2044	2,730	2,906
	Washington GO	5.000%	8/1/2044	5,000	5,351
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/2030	1,760	1,761
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/2032	1,750	1,860
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/2032	1,000	1,037
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/2041	1,000	929
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/2033	880	880
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/2033	6,985	7,244
[6]	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/2035	4,065	4,560
	Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	9/1/2045	1,935	1,761
	Washington Health Care Facilities Authority Revenue (Seattle Children's Hospital)	5.000%	10/1/2036	5,565	6,179
	Washington Higher Education Facilities Authority Revenue (Gonzaga University)	4.000%	4/1/2047	1,475	1,313
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/2035	1,000	981
	Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/2034	725	698
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/2030	925	951
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/2031	5,025	5,186
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/2034	290	275
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/2037	855	896
	Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/2030	5,000	5,181
	Washington State Housing Finance Commission Multifamily Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	500	514
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/2035	5,779	5,568
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.375%	4/20/2037	1,964	1,824
	Washington State Housing Finance Commission Municipal Certificates Revenue	4.078%	11/20/2041	2,873	2,710
	Washington State Housing Finance Commission Municipal Certificates Revenue	4.078%	11/20/2041	999	921
	Washington State Housing Finance Commission Municipal Certificates Revenue	4.220%	3/1/2050	1,739	1,672
[9]	Washington State Housing Finance Commission Nonprofit Revenue	5.125%	7/1/2033	740	801
[9,11]	Washington State Housing Finance Commission Nonprofit Revenue (Blakeley & Laurel Villages Portfolio)	5.000%	7/1/2038	1,500	1,587
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/2033	2,545	2,767
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/2038	2,015	2,138
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.500%	7/1/2044	2,000	2,090
	Washington State Motor Vehicle Fuel Tax Related Fees GO	5.000%	7/1/2028	1,580	1,692
	Washington State University Revenue	5.000%	4/1/2033	1,110	1,271
					192,159
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/2033	1,170	1,217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2037	1,355	1,357
	West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue (Amos Project) PUT	3.700%	6/1/2028	1,000	1,024
	West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue (Amos Project) PUT	3.375%	6/15/2028	500	508
	West Virginia GO	5.000%	12/1/2035	1,000	1,048
	West Virginia GO	5.000%	6/1/2036	1,000	1,047
	West Virginia GO	5.000%	6/1/2038	2,500	2,636
	West Virginia GO	5.000%	12/1/2043	3,920	4,045
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/2037	1,315	1,346
	West Virginia Hospital Finance Authority Hospital Revenue	5.000%	6/1/2039	1,300	1,391
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/2029	865	899
	West Virginia Hospital Finance Authority Revenue	5.000%	6/1/2037	575	627
	West Virginia Hospital Finance Authority Revenue	5.750%	9/1/2043	1,000	1,065
	West Virginia Hospital Finance Authority Revenue	5.250%	6/1/2044	1,385	1,450
	West Virginia Hospital Finance Authority Revenue PUT	5.000%	6/1/2033	1,000	1,092
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/2033	845	892
					21,644
Wisconsin (0.8%)
	Central Brown County Water Authority System Revenue	5.000%	11/1/2027	2,000	2,100
	Madison WI Metropolitan School District GO	5.000%	3/1/2036	1,200	1,357
	Milwaukee WI GO	5.000%	4/1/2026	1,935	1,955
[11]	Milwaukee WI GO	5.000%	4/1/2027	1,000	1,035
[5,6]	Milwaukee WI GO	5.000%	12/1/2037	3,695	4,037
	New Richmond WI School District GO	5.000%	4/1/2032	325	366
	Oshkosh WI GO	4.250%	6/1/2041	1,000	1,006
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/2035	300	308
	Public Finance Authority Health Care System Revenue (Cone Health)	5.000%	10/1/2028	1,000	1,065
	Public Finance Authority Revenue PUT	4.000%	7/1/2026	1,750	1,753
	Public Finance Authority Revenue (Aggie Apartment)	5.000%	6/1/2039	200	208
[9]	Public Finance Authority Revenue (Anticipation Improvement & Refunding Bonds)	5.000%	12/15/2036	1,019	1,020
[9]	Public Finance Authority Revenue (Canyon Campus Project)	4.000%	7/15/2039	155	141
[9]	Public Finance Authority Revenue (Charter School Project)	4.750%	7/1/2045	250	225
[9]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/2032	360	365
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	1,000	1,003
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	1,160	1,186
[11]	Public Finance Authority Revenue (Eastern Michigan University Student Housing Project)	5.250%	7/1/2034	1,000	1,110
[9]	Public Finance Authority Revenue (Inperium Project)	5.500%	12/1/2044	500	496
	Public Finance Authority Revenue (Kahala NUI Project)	5.000%	11/15/2035	325	354
	Public Finance Authority Revenue (Kahala NUI Project)	5.000%	11/15/2042	750	766
	Public Finance Authority Revenue (St. Joseph Health) Prere.	4.000%	10/1/2030	670	720
	Public Finance Authority Revenue (St. Joseph Health) PUT	4.000%	10/1/2030	1,415	1,466
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/2034	650	692
	Public Finance Authority Student Housing Facilities Revenue (Campus Real Estate Holding Corp. LLC Project)	5.000%	6/1/2030	55	58
	Public Finance Authority Student Housing Facilities Revenue (Campus Real Estate Holding Corp. LLC Project)	5.000%	6/1/2035	90	95
	Public Finance Authority Student Housing Revenue (KSU Bixby Real Estate Foundation LLC Project)	5.000%	6/15/2036	425	461
	Public Finance Authority WI Educational Facilities Revenue (Lenoir-Rhyne University)	5.000%	4/1/2033	1,405	1,484
[9]	Public Finance Authority WI Tax Increment Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	1,000	1,006
	Public Finance Authority WI Tax-Exempt Revenue PUT	4.000%	2/1/2027	2,401	2,409
[11]	Racine WI Unified School District GO	5.000%	4/1/2039	1,600	1,716
[6]	Racine WI Unified School District Revenue	4.000%	4/1/2030	2,510	2,586
	Sheboygan WI Area School District GO	3.000%	3/1/2041	1,000	858
[5]	Sparta WI Area School District GO	3.000%	3/1/2041	800	663
	University of Wisconsin Hospitals & Clinics Authority Revenue PUT	5.000%	10/1/2031	500	553
[8]	University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	3.650%	10/1/2025	2,600	2,600
	Waunakee WI Community School District GO	3.250%	4/1/2028	4,000	4,001
[5]	Wisconsin Center District Tax Revenue	0.000%	12/15/2034	1,250	899
[5]	Wisconsin Center District Tax Revenue	0.000%	12/15/2039	1,250	678
	Wisconsin GO	5.000%	5/1/2026	1,945	1,972
	Wisconsin GO	5.000%	5/1/2027	1,205	1,254
	Wisconsin GO	5.000%	5/1/2036	1,985	2,234
	Wisconsin GO	5.000%	5/1/2036	1,300	1,500
[9]	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	2/15/2026	1,000	1,001
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	11/15/2035	5,000	5,042

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Revenue	4.000%	4/1/2038	2,245	2,230
Wisconsin Health & Educational Facilities Authority Revenue	5.250%	8/15/2039	1,415	1,468
Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	6/22/2029	1,000	1,075
Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	10/3/2034	1,250	1,366
Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	6/24/2026	1,100	1,117
Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	7/29/2026	1,005	1,023
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/2031	1,065	1,098
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/2034	1,540	1,543
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/2036	2,265	2,282
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/2038	1,410	1,511
Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/2037	600	647
Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/2041	1,875	1,965
Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/2031	1,010	1,024
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Thedacare Health Inc.)	5.000%	4/1/2042	1,000	1,052
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.000%	8/15/2030	500	550
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.000%	8/15/2034	1,000	1,125
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.000%	8/15/2037	1,000	1,091
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.250%	8/15/2044	1,620	1,692
Wisconsin Health & Educational Facilities Authority Revenue (MarshField Clinic Health System)	5.000%	2/15/2032	1,000	1,110
Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/2029	775	777
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/2039	1,595	1,521
Wisconsin Housing & Economic Development Authority Home Ownership Revenue	4.050%	9/1/2039	1,450	1,443
Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/2055	975	1,060
Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/2055	495	544
Wisconsin Housing & Economic Development Authority Housing Revenue PUT	3.750%	11/1/2026	735	735
Wisconsin Housing & Economic Development Authority Multifamily Revenue PUT	5.000%	8/1/2026	1,000	1,015
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/2032	740	762
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/2030	1,085	1,099
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/2039	1,000	961
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/2034	390	389
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/2035	285	282
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/2036	435	426
				93,787
Wyoming (0.1%)
Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/2029	130	135
Lincoln County WY Pollution Control Revenue (ExxonMobile Project) VRDO	3.520%	10/1/2025	11,700	11,700
Wyoming Community Development Authority Housing Revenue	5.750%	6/1/2053	170	180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/2027	1,000	1,031
					13,046
Total Tax-Exempt Municipal Bonds (Cost $5,897,086)					5,903,902
Total Investments (100.1%) (Cost $6,999,765)					11,294,245
Other Assets and Liabilities—Net (-0.1%)					(14,955)
Net Assets (100%)					11,279,290
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Security value determined using significant unobservable inputs.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by bank letter of credit.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $143,092, representing 1.3% of net assets.
10	Non-income-producing security—security in default.
11	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
14	Securities with a value of $631 have been segregated as initial margin for open futures contracts.
15	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
16	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
17	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
18	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
19	Step bond.
20	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
21	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	144	30,009	16
5-Year U.S. Treasury Note	December 2025	161	17,581	77
E-mini S&P 500 Index	December 2025	385	129,721	611
				704

Short Futures Contracts
Long U.S. Treasury Bond	December 2025	(116)	(13,525)	(309)
				395

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,387,572	—	—	5,387,572
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,771	—	2,771
Tax-Exempt Municipal Bonds	—	5,903,902	—	5,903,902
Total	5,387,572	5,906,673	—	11,294,245

Derivative Financial Instruments
Assets
Futures Contracts[1]	704	—	—	704
Liabilities
Futures Contracts[1]	(309)	—	—	(309)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.